AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

AMERICAN BEACON FUNDS

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon Balanced Fund

January 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK—58.04%
CONSUMER DISCRETIONARY—5.15%
Auto Components—0.55%
Delphi Automotive PLC	14,000	$852
Johnson Controls, Inc.	76,000	3,505
Magna International, Inc., Class A	4,500	382

		4,739

Automobiles—1.94%
Ford Motor Co.	106,800	1,598
General Motors Co.A	214,879	7,753
Hertz Global Holdings, Inc.A	78,220	2,035

	Shares	Fair Value
		(000’s)
Toyota Motor Corp., Sponsored ADRB	47,500	$5,451

		16,837

Hotels, Restaurants & Leisure—0.41%
Carnival Corp.	61,200	2,399
McDonald’s Corp.	11,800	1,111

		3,510

Household Durables—0.19%
Stanley Black & Decker, Inc.	21,300	1,649

Media—0.60%
Comcast Corp., Special Class A	18,200	953
Interpublic Group of Cos., Inc.	119,000	1,942

	Shares	Fair Value
		(000’s)
Time Warner Cable, Inc.	17,400	$2,319

		5,214

Multiline Retail—1.32%
Dillard’s, Inc., Class A	24,600	2,148
Nordstrom, Inc.	14,600	839
Target Corp.	148,500	8,410

		11,397

Specialty Retail—0.14%
Lowe’s Cos., Inc.	25,400	1,176

Total Consumer Discretionary		44,522

CONSUMER STAPLES—3.49%
Beverages—0.61%
Diageo PLC, Sponsored ADRB	30,600	3,673
Molson Coors Brewing Co., Class B	15,900	837
PepsiCo, Inc.	10,000	804

		5,314

Food & Drug Retailing—1.25%
Kroger Co.	68,900	2,487
Sysco Corp.	30,400	1,066
Wal-Mart Stores, Inc.	96,800	7,230

		10,783

Food Products—0.34%
Kellogg Co.	21,800	1,264
Mondelez International, Inc., Class A	51,100	1,673

		2,937

Tobacco—1.29%
Altria Group, Inc.	66,100	2,328
Imperial Tobacco Group PLC, ADRB	47,000	3,454
Philip Morris International, Inc.	68,300	5,337

		11,119

Total Consumer Staples		30,153

ENERGY—7.56%
Energy Equipment & Services—1.02%
Cobalt International Energy, Inc.A	263,200	4,309
Halliburton Co.	92,400	4,528

		8,837

Oil & Gas—6.54%
Apache Corp.	47,500	3,812
BP PLC, Sponsored ADRB	257,674	12,081
Chevron Corp.	26,828	2,995
ConocoPhillips	64,090	4,163
Hess Corp.	52,200	3,941
Kosmos Energy Ltd.A	45,700	473
Marathon Oil Corp.	45,700	1,499
Marathon Petroleum Corp.	24,850	2,163
Murphy Oil Corp.	27,500	1,557
Occidental Petroleum Corp.	81,600	7,145
Phillips 66	68,295	4,992
Royal Dutch Shell PLC, Class A, ADRB	90,100	6,226
Seadrill Ltd.	63,700	2,275

	Shares	Fair Value
		(000’s)
Total S.A., Sponsored ADRB	56,900	$3,253

		56,575

Total Energy		65,412

FINANCIALS—14.86%
Banks—3.06%
Bank of America Corp.	872,980	14,623
Bank of New York Mellon Corp.	53,000	1,694
PNC Financial Services Group, Inc.	63,825	5,098
SunTrust Banks, Inc.	135,800	5,027

		26,442

Diversified Financials—7.75%
American Express Co.	52,800	4,489
Blackstone Group, LPC	89,800	2,941
Capital One Financial Corp.	93,900	6,630
Citigroup, Inc.	262,470	12,449
JPMorgan Chase & Co.	373,434	20,674
KKR & Co., LPC	110,600	2,667
Morgan Stanley	44,400	1,310
SLM Corp.	96,400	2,194
Wells Fargo & Co.	304,298	13,797

		67,151

Insurance—3.82%
ACE Ltd.	18,000	1,689
Allstate Corp.	67,200	3,441
American International Group, Inc.	139,900	6,709
Berkshire Hathaway, Inc., Class BA	34,081	3,803
Hartford Financial Services Group, Inc.	73,200	2,434
Lincoln National Corp.	56,500	2,714
MetLife, Inc.	159,400	7,818
Unum Group	74,100	2,386
XL Group PLC	70,100	2,015

		33,009

Real Estate—0.23%
Hatteras Financial Corp.D	54,500	978
Two Harbors Investment Corp.D	102,500	1,007

		1,985

Total Financials		128,587

HEALTH CARE—8.85%
Health Care Equipment & Supplies—1.01%
Covidien PLC	13,000	887
Medtronic, Inc.	122,900	6,952
Zimmer Holdings, Inc.	9,400	883

		8,722

Health Care Providers & Services—2.60%
Aetna, Inc.	12,200	834
Express Scripts Holding Co.A	20,000	1,494
Humana, Inc.	45,500	4,427
Quest Diagnostics, Inc.	16,500	866
UnitedHealth Group, Inc.	52,700	3,809
WellPoint, Inc.	129,200	11,111

		22,541

	Shares	Fair Value
		(000’s)
Pharmaceuticals—5.24%
AstraZeneca PLC, Sponsored ADRB	27,000	$1,715
GlaxoSmithKline PLC, Sponsored ADRB	50,100	2,582
Johnson & Johnson	84,400	7,467
Merck & Co., Inc.	219,200	11,610
Novartis AG, ADRB	47,000	3,716
Pfizer, Inc.	331,654	10,082
Sanofi, ADRB	167,700	8,201

		45,373

Total Health Care		76,636

INDUSTRIALS—5.94%
Aerospace & Defense—1.95%
Boeing Co.	12,400	1,553
General Dynamics Corp.	56,400	5,714
Lockheed Martin Corp.	14,500	2,188
Northrop Grumman Corp.	7,700	890
Raytheon Co.	68,700	6,532

		16,877

Air Freight & Couriers—0.10%
FedEx Corp.	6,400	853

Electrical Equipment—0.52%
Emerson Electric Co.	68,600	4,523

Industrial Conglomerates—1.07%
General Electric Co.	170,400	4,282
Honeywell International, Inc.	54,600	4,981

		9,263

Machinery—2.30%
Caterpillar, Inc.	44,500	4,180
CNH Industrial N.V.A	36,900	389
Cummins, Inc.	30,700	3,898
Illinois Tool Works, Inc.	21,400	1,688
Joy Global, Inc.	53,600	2,830
PACCAR, Inc.	36,400	2,038
Reliance Steel & Aluminum Co.	43,100	3,015
Xylem, Inc.	53,700	1,791

		19,829

Total Industrials		51,345

INFORMATION TECHNOLOGY—6.85%
Communications Equipment—1.19%
Cisco Systems, Inc.	236,100	5,173
Corning, Inc.	296,800	5,108

		10,281

Computers & Peripherals—2.09%
Apple, Inc.	6,510	3,259
Hewlett-Packard Co.	177,600	5,151
International Business Machines Corp.	12,100	2,138
Seagate Technology PLC	89,125	4,711
Western Digital Corp.	32,300	2,783

		18,042

	Shares	Fair Value
		(000’s)
Electronic Equipment & Instruments—0.10%
TE Connectivity Ltd.	14,725	$832

Semiconductor Equipment & Products—0.75%
Applied Materials, Inc.	168,800	2,839
Intel Corp.	112,600	2,763
Texas Instruments, Inc.	20,000	848

		6,450

Software—2.72%
Activision Blizzard, Inc.	235,900	4,041
Check Point Software Technologies Ltd.A	32,900	2,153
Microsoft Corp.	338,000	12,793
Oracle Corp.	126,300	4,660

		23,647

Total Information Technology		59,252

MATERIALS—0.67%
Dow Chemical Co.	76,700	3,490
EI du Pont de Nemours & Co.	38,200	2,331

Total Materials		5,821

TELECOMMUNICATION SERVICES—2.34%
Diversified Telecommunication Services—1.49%
AT&T, Inc.	265,377	8,843
Verizon Communications, Inc.	84,408	4,053

		12,896

Wireless Telecommunication Services—0.85%
China Mobile Ltd., Sponsored ADRB	57,200	2,737
Vodafone Group PLC, Sponsored ADRB	124,200	4,603

		7,340

Total Telecommunication Services		20,236

UTILITIES—2.33%
CenterPoint Energy, Inc.	138,400	3,239
Edison International	22,000	1,060
Entergy Corp.	49,400	3,114
Exelon Corp.	115,700	3,355
NRG Energy, Inc.	91,500	2,548
Public Service Enterprise Group, Inc.	204,400	6,814

Total Utilities		20,130

Total Common Stock (Cost $374,474)		502,094

PREFERRED STOCK—0.50%
FINANCIALS—0.37%
Insurance—0.20%
Allstate Corp., 1.00%, Due 1/15/2053	68,300	1,667

Real Estate Investment Trusts—0.17%
Public Storage, Inc., 5.75%, Due 12/31/2049	68,900	1,505

Total Financials		3,172

	Shares	Fair Value
		(000’s)
SERVICE—0.13%
Comcast Corp., 5.00%, Due 12/15/2061	52,500	$1,152

Total Preferred Stock (Cost $4,943)		4,324

	Par Amount
	(000’s)
CORPORATE OBLIGATIONS 12.06%
MANUFACTURING—1.82%
ABB Finance USA, Inc.,
2.875%, Due 5/8/2022	$175	170
Altera Corp.,
1.75%, Due 5/15/2017	165	166
2.50%, Due 11/15/2018	165	167
American Honda Finance Corp.,
3.875%, Due 9/21/2020E	250	266
Analog Devices, Inc.,
3.00%, Due 4/15/2016	225	234
Apple, Inc.,
2.40%, Due 5/3/2023	740	678
Applied Materials, Inc.,
2.65%, Due 6/15/2016	310	322
BHP Billiton Finance USA Ltd.,
1.625%, Due 2/24/2017	285	289
CA, Inc.,
4.50%, Due 8/15/2023	425	437
Caterpillar Financial Services Corp.,
1.10%, Due 5/29/2015	270	272
1.625%, Due 6/1/2017	480	484
Cooper US, Inc.,
3.875%, Due 12/15/2020	355	363
Cummins, Inc.,
3.65%, Due 10/1/2023	425	431
Daimler Finance North America LLC,
3.00%, Due 3/28/2016E F	160	166
2.95%, Due 1/11/2017E F	300	313
2.40%, Due 4/10/2017E F	550	564
Dow Chemical Co.,
4.25%, Due 11/15/2020	370	393
4.125%, Due 11/15/2021	300	311
3.00%, Due 11/15/2022	155	146
Eaton Corp., PLC,
5.60%, Due 5/15/2018	205	233
2.75%, Due 11/2/2022	200	190
EMC Corp.,
1.875%, Due 6/1/2018	560	561
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017F	300	322
5.875%, Due 8/2/2021F	400	456
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	325	332
4.05%, Due 9/15/2022	300	302
Intel Corp.,
1.35%, Due 12/15/2017	540	539
3.30%, Due 10/1/2021	315	320

	Par Amount	Fair Value
	(000’s)	(000’s)
John Deere Capital Corp.,
1.05%, Due 10/11/2016	$315	$316
1.30%, Due 3/12/2018	465	459
Johnson Controls, Inc.,
5.00%, Due 3/30/2020	320	359
Koninklijke Philips Electronics N.V.,
5.75%, Due 3/11/2018	270	312
LYB International Finance BV,
4.00%, Due 7/15/2023	220	222
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	150	168
Oracle Corp.,
1.20%, Due 10/15/2017	445	443
PACCAR Financial Corp.,
1.15%, Due 8/16/2016	290	292
Precision Castparts Corp.,
0.70%, Due 12/20/2015	240	241
Rio Tinto Finance USA Ltd.,
2.50%, Due 5/20/2016	405	418
Teck Resources Ltd.,
6.00%, Due 8/15/2040	70	70
Toyota Motor Credit Corp.,
2.05%, Due 1/12/2017	265	273
Tyco Electronics Group S.A.,
1.60%, Due 2/3/2015	150	151
6.55%, Due 10/1/2017	175	203
United Technologies Corp.,
1.80%, Due 6/1/2017	980	1,001
6.125%, Due 7/15/2038	450	561
Volkswagen International Finance N.V.,
1.625%, Due 3/22/2015E	500	506
Xerox Corp.,
8.25%, Due 5/15/2014	160	163
2.95%, Due 3/15/2017	150	155

		15,740

FINANCE- 6.02%
AEGON Funding Co. LLC,
5.75%, Due 12/15/2020F	350	407
American Express Co.,
4.05%, Due 12/3/2042	390	350
American Express Credit Corp.,
1.75%, Due 6/12/2015	370	376
1.30%, Due 7/29/2016	280	282
American International Group, Inc.,
6.40%, Due 12/15/2020	625	744
4.875%, Due 6/1/2022	600	653
Bank of America Corp.,
7.80%, Due 9/15/2016	700	807
2.60%, Due 1/15/2019	395	397
7.625%, Due 6/1/2019	370	458
4.125%, Due 1/22/2024	1,500	1,515
5.00%, Due 1/21/2044	645	650
Bank of New York Mellon Corp.,
2.30%, Due 7/28/2016	505	522
2.20%, Due 3/4/2019	480	481

	Par Amount	Fair Value
	(000’s)	(000’s)
Bank of Nova Scotia,
0.75%, Due 10/9/2015	$335	$336
Bank One Corp.,
4.90%, Due 4/30/2015	250	263
Barclays Bank PLC,
3.90%, Due 4/7/2015	330	343
0.782%, Due 12/9/2016	895	895
6.75%, Due 5/22/2019	350	424
Bear Stearns Cos. LLC,
7.25%, Due 2/1/2018F	2,300	2,751
Berkshire Hathaway Finance Corp.,
0.95%, Due 8/15/2016	315	317
BNP Paribas S.A.,
3.60%, Due 2/23/2016	320	337
Boston Properties LP,
3.125%, Due 9/1/2023C	255	238
Branch Banking & Trust Co.,
1.45%, Due 10/3/2016	525	532
Canadian Imperial Bank of Commerce,
2.35%, Due 12/11/2015	465	481
Capital One Financial Corp.,
2.15%, Due 3/23/2015	345	350
Citigroup, Inc.,
1.177%, Due 4/1/2014G	6	6
1.037%, Due 4/1/2016	185	186
1.70%, Due 7/25/2016	380	385
8.50%, Due 5/22/2019	1,970	2,534
CNA Financial Corp.,
7.35%, Due 11/15/2019	385	470
ERP Operating LP,
3.00%, Due 4/15/2023C	205	192
Fifth Third Bancorp,
3.625%, Due 1/25/2016	325	342
0.665%, Due 12/20/2016G	1,000	991
General Electric Capital Corp.,
5.625%, Due 5/1/2018	375	433
6.00%, Due 8/7/2019	350	413
5.50%, Due 1/8/2020	250	289
5.30%, Due 2/11/2021	205	231
3.15%, Due 9/7/2022	635	622
5.875%, Due 1/14/2038	280	323
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	725	784
6.25%, Due 9/1/2017	650	745
5.95%, Due 1/18/2018	590	672
1.341%, Due 11/15/2018	975	977
6.00%, Due 6/15/2020	175	202
5.75%, Due 1/24/2022	400	452
HCP, Inc.,
5.375%, Due 2/1/2021	425	471
Health Care REIT, Inc.,
4.125%, Due 4/1/2019D	240	255
5.25%, Due 1/15/2022D	275	299
Humana, Inc.,
3.15%, Due 12/1/2022	480	455
ING Bank N.V.,
5.125%, Due 5/1/2015E	450	469

	Par Amount	Fair Value
	(000’s)	(000’s)
3.75%, Due 3/7/2017E	$400	$425
JPMorgan Chase & Co.,
0.950%, Due 3/31/2016	1,900	1,884
0.574%, Due 6/13/2016G	415	412
5.50%, Due 10/15/2040	325	353
KeyCorp,
5.10%, Due 3/24/2021	255	285
Liberty Mutual Group, Inc.,
5.00%, Due 6/1/2021E	280	300
Liberty Mutual Insurance Co.,
7.875%, Due 10/15/2026E	1,500	1,837
Lincoln National Corp.,
4.75%, Due 2/15/2014	245	245
Lloyds TSB Bank PLC,
4.375%, Due 1/12/2015E	325	336
Loews Corp.,
5.25%, Due 3/15/2016	650	709
Macquarie Group Ltd.,
1.236%, Due 1/31/2017E	1,060	1,059
Merrill Lynch & Co. Inc.,
6.11%, Due 1/29/2037	365	399
MetLife, Inc.,
6.375%, Due 6/15/2034	350	430
Morgan Stanley,
0.719%, Due 10/15/2015G	920	919
5.375%, Due 10/15/2015	1,400	1,502
1.75%, Due 2/25/2016	385	391
7.30%, Due 5/13/2019	350	428
5.625%, Due 9/23/2019	350	400
3.75%, Due 2/25/2023	385	379
National Australia Bank Ltd.,
4.375%, Due 12/10/2020E	325	352
Nordea Bank AB,
4.875%, Due 1/27/2020E	300	336
PNC Funding Corp.,
4.25%, Due 9/21/2015	335	353
4.375%, Due 8/11/2020	330	363
3.30%, Due 3/8/2022	425	425
Prudential Financial, Inc.,
7.375%, Due 6/15/2019	300	373
Rabobank Nederland,
2.125%, Due 10/13/2015	340	349
Royal Bank of Canada,
1.15%, Due 3/13/2015	285	288
0.625%, Due 12/5/2016	575	576
Simon Property Group LP,
6.125%, Due 5/30/2018C	550	645
10.35%, Due 4/1/2019C D	325	443
State Street Corp.,
2.875%, Due 3/7/2016	510	531
SunTrust Banks, Inc.,
3.50%, Due 1/20/2017	345	366
Toronto Dominion Bank,
2.625%, Due 9/10/2018	160	165
Trinity Acquisition PLC,
4.625%, Due 8/15/2023	295	299

	Par Amount	Fair Value
	(000’s)	(000’s)
UBS AG,
5.875%, Due 12/20/2017	$611	$702
UnitedHealth Group, Inc.,
1.625%, Due 3/15/2019	330	323
3.95%, Due 10/15/2042	215	193
US Bancorp,
1.65%, Due 5/15/2017	280	284
1.95%, Due 11/15/2018	310	311
Ventas Realty LP,
5.70%, Due 9/30/2043C	175	192
Wachovia Corp.,
0.576%, Due 10/28/2015G	865	865
0.609%, Due 10/15/2016G	910	906
5.75%, Due 2/1/2018	695	804
WellPoint, Inc.,
4.35%, Due 8/15/2020	520	559
Wells Fargo & Co.,
2.15%, Due 1/15/2019	215	215

		52,018

CONSUMER—0.27%
Altria Group, Inc.,
4.75%, Due 5/5/2021	310	338
Anheuser-Busch InBev Worldwide, Inc.,
8.00%, Due 11/15/2039	125	186
ConAgra Foods, Inc.,
3.20%, Due 1/25/2023	275	263
Diageo Capital PLC,
1.50%, Due 5/11/2017	880	885
Kellogg Co.,
1.875%, Due 11/17/2016	150	153
Kraft Foods Group, Inc.,
1.625%, Due 6/4/2015	170	172
SABMiller Holdings, Inc.,
4.95%, Due 1/15/2042E	300	310

		2,307

SERVICE—1.35%
AbbVie, Inc.,
1.20%, Due 11/6/2015	280	283
2.90%, Due 11/6/2022	420	402
Baxter International, Inc.,
1.85%, Due 1/15/2017	155	158
Becton Dickinson and Co.,
3.25%, Due 11/12/2020	290	299
Cardinal Health, Inc.,
3.20%, Due 3/15/2023	445	429
CBS Corp.,
3.375%, Due 3/1/2022	500	489
Celgene Corp.,
5.25%, Due 8/15/2043	185	196
Comcast Corp.,
5.875%, Due 2/15/2018	535	620
6.55%, Due 7/1/2039	450	548
Covidien International Finance S.A.,
2.80%, Due 6/15/2015	220	226
CVS Caremark Corp.,
3.25%, Due 5/18/2015	170	176

	Par Amount	Fair Value
	(000’s)	(000’s)
DIRECTV Holdings LLC,
6.35%, Due 3/15/2040F	$155	$165
eBay, Inc.,
1.35%, Due 7/15/2017	240	240
Genzyme Corp.,
5.00%, Due 6/15/2020	275	314
Gilead Sciences, Inc.,
2.40%, Due 12/1/2014	245	249
GlaxoSmithKline Capital PLC,
1.50%, Due 5/8/2017	725	729
Home Depot, Inc.,
2.70%, Due 4/1/2023	180	170
Lowe’s Companies, Inc.,
3.875%, Due 9/15/2023	770	797
McKesson Corp.,
3.25%, Due 3/1/2016	160	168
Novartis Capital Corp.,
2.90%, Due 4/24/2015	210	217
Quest Diagnostics, Inc.,
4.75%, Due 1/30/2020	150	161
Sanofi,
1.25%, Due 4/10/2018	560	550
4.00%, Due 3/29/2021	355	381
St Jude Medical, Inc.,
2.50%, Due 1/15/2016	395	404
Teva Pharmaceutical Finance II,
3.00%, Due 6/15/2015	220	227
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	150	164
4.30%, Due 11/23/2023	300	306
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	650	714
Time Warner, Inc.,
4.875%, Due 3/15/2020	460	510
4.75%, Due 3/29/2021	325	357
Viacom, Inc.,
4.50%, Due 2/27/2042	450	402
Walgreen Co.,
3.10%, Due 9/15/2022	180	173
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	350	483

		11,707

UTILITIES—0.52%
Commonwealth Edison Co.,
4.00%, Due 8/1/2020	175	190
Consolidated Edison Co. of New York, Inc.,
5.50%, Due 12/1/2039	350	405
Duke Energy Indiana, Inc.,
6.05%, Due 6/15/2016	330	369
Electricite de France,
4.60%, Due 1/27/2020E	320	352
MidAmerican Energy Holdings Co.,
6.125%, Due 4/1/2036	500	589

	Par Amount	Fair Value
	(000’s)	(000’s)
National Rural Utilities Cooperative Finance Corp.,
5.45%, Due 4/10/2017	$315	$356
Progress Energy, Inc.,
4.875%, Due 12/1/2019	350	390
Sempra Energy,
6.50%, Due 6/1/2016	210	236
Sierra Pacific Power Co.,
3.375%, Due 8/15/2023	205	203
Southwestern Electric Power Co.,
3.55%, Due 2/15/2022	600	602
Union Electric Co.,
6.70%, Due 2/1/2019	260	316
Xcel Energy, Inc.,
5.613%, Due 4/1/2017	434	478

		4,486

ENERGY—1.15%
Apache Corp.,
5.10%, Due 9/1/2040	170	178
BP Capital Markets PLC,
4.50%, Due 10/1/2020	430	472
2.50%, Due 11/6/2022	540	501
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	430	433
6.25%, Due 3/15/2038	365	420
ConocoPhillips,
6.65%, Due 7/15/2018	460	553
Devon Energy Corp.,
4.75%, Due 5/15/2042	300	287
Energy Transfer Partners LP,
8.50%, Due 4/15/2014C	329	334
4.15%, Due 10/1/2020C	275	283
Enterprise Products Operating LLC,
6.125%, Due 10/15/2039F	450	517
EOG Resources, Inc.,
2.50%, Due 2/1/2016	325	336
Halliburton Co.,
3.25%, Due 11/15/2021	525	533
Husky Energy, Inc.,
3.95%, Due 4/15/2022	480	489
Marathon Oil Corp.,
6.00%, Due 10/1/2017	290	333
Phillips 66,
1.95%, Due 3/5/2015	200	203
4.30%, Due 4/1/2022	385	401
Pride International, Inc.,
6.875%, Due 8/15/2020	220	266
Schlumberger Investment S.A.,
3.65%, Due 12/1/2023	475	479
Shell International Finance BV,
0.625%, Due 12/4/2015	525	527
Spectra Energy Capital LLC,
5.668%, Due 8/15/2014F	315	323
5.65%, Due 3/1/2020F	455	507
Spectra Energy Partners LP,
4.60%, Due 6/15/2021C	175	185
Statoil ASA,
1.95%, Due 11/8/2018	190	191

	Par Amount	Fair Value
	(000’s)	(000’s)
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	$300	$299
7.625%, Due 1/15/2039	335	459
6.10%, Due 6/1/2040	170	201
Valero Energy Corp.,
9.375%, Due 3/15/2019	190	250

		9,960

TRANSPORTATION—0.28%
Burlington Northern Santa Fe LLC,
7.95%, Due 8/15/2030F	235	317
5.75%, Due 5/1/2040F	170	194
5.15%, Due 9/1/2043F	200	211
Canadian National Railway Co.,
5.55%, Due 5/15/2018	350	402
CSX Corp.,
3.70%, Due 11/1/2023	485	482
5.50%, Due 4/15/2041	325	359
Norfolk Southern Corp.,
5.75%, Due 4/1/2018	425	489

		2,454

TELECOMMUNICATIONS—0.65%
America Movil SAB de CV,
6.375%, Due 3/1/2035	350	381
AT&T, Inc.,
0.80%, Due 12/1/2015	370	370
4.35%, Due 6/15/2045	341	292
Cellco Partnership,
8.50%, Due 11/15/2018	425	544
Deutsche Telekom International Finance BV,
4.875%, Due 3/6/2042E	300	293
Oi S.A.,
5.75%, Due 2/10/2022E	385	346
Orange S.A.,
4.375%, Due 7/8/2014	165	168
2.125%, Due 9/16/2015	150	153
Verizon Communications, Inc.,
4.60%, Due 4/1/2021	380	411
3.50%, Due 11/1/2021	200	201
5.15%, Due 9/15/2023	170	185
6.40%, Due 9/15/2033	350	410
6.90%, Due 4/15/2038	275	336
6.55%, Due 9/15/2043	600	719
Vodafone Group PLC,
1.625%, Due 3/20/2017	390	394
6.15%, Due 2/27/2037	365	411

		5,614

Total Corporate Obligations (Cost $100,029)		104,286

FOREIGN GOVERNMENT OBLIGATIONS 0.10%
Oil & Gas—0.10%
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	200	205

	Par Amount	Fair Value
	(000’s)	(000’s)
3.50%, Due 2/6/2017	$140	$141
6.875%, Due 1/20/2040	150	139
Petroleos Mexicanos,
6.00%, Due 3/5/2020	325	360

Total Foreign Government Obligations (Cost $809)		845

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS—2.23%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	218	220
5.634%, Due 4/10/2049, 2007-2 A2	57	57
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	665	725
5.54%, Due 9/11/2041, 2006-PW13 A4	420	457
Ginnie Mae REMIC Trust,
1.692%, Due 11/16/2035, 2010-148 A	127	127
2.174%, Due 7/16/2038, 2011-147 A	1,840	1,859
1.147%, Due 12/16/2038, 2013-139 A	1,983	1,962
2.989%, Due 3/16/2039, 2010-71 AC	102	103
1.45%, Due 4/16/2039, 2013-45 AB	1,950	1,932
1.624%, Due 7/16/2039, 2013-78 AB	1,965	1,943
1.367%, Due 11/16/2041, 2013 125 AB	1,980	1,952
2.543%, Due 9/16/2044, 2011-96 AC	687	699
3.20%, Due 11/16/2044, 2011-92 B	2,400	2,485
GS Mortgage Securities Corp II,
3.679%, Due 8/10/2043, 2010-C1 A1E	320	338
3.849%, Due 12/10/2043, 2010-C2 A1E	506	533
3.645%, Due 3/10/2044, 2011-GC3 A2E	500	526
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	96	97
3.853%, Due 6/15/2043, 2010-C1 A1E	646	667
4.388%, Due 2/15/2046, 2011-C3 A3E	550	599
4.625%, Due 3/15/2046, 2005-LDP1 A2	46	46
5.709%, Due 2/12/2049, 2007-CB19 A4	550	614
JPMBB Commercial Mortgage Securities Trust,
3.157%, Due 7/15/2045, 2013 C12 ASB	665	678
LB-UBS Commercial Mortgage Trust,
5.424%, Due 2/15/2040, 2007-C1 A4	500	552
Wachovia Bank Commercial Mortgage Trust,

	Par Amount	Fair Value
	(000’s)	(000’s)
5.745%, Due 6/15/2049, 2007-C32 A2	$87	$89

Total Commercial Mortgage-Backed Obligations (Cost $18,865)		19,260

ASSET-BACKED OBLIGATIONS—0.98%
Capital Auto Receivables Asset Trust,
1.09%, Due 3/20/2018, 2013-4 A3	580	579
Capital Auto Receivables Asset Trust 2013-2,
0.92%, Due 9/20/2016, 2013-2 A2	1,500	1,503
Citibank Credit Card Issuance Trust,
1.11%, Due 7/23/2018, 2013 A3 A3	880	885
CNH Equipment Trust,
2.04%, Due 10/17/2016, 2011-A A4	380	384
Ford Credit Auto Lease Trust,
0.60%, Due 3/15/2016, 2013-A A3	240	240
Ford Credit Floorplan Master Owner Trust,
1.50%, Due 9/15/2018, 2013-5 A1	1,100	1,112
Hyundai Auto Receivables Trust,
1.07%, Due 7/16/2018, 2014 A A3	320	320
Mercedes Benz Auto Lease Trust,
0.76%, Due 7/15/2019, 2013 B A4	245	245
National Credit Union Administration,
0.560%, Due 3/11/2020, 2011 R3 1AG	1,714	1,715
Nissan Master Owner Trust Receivables,
0.46%, Due 2/15/2018, 2013-A AG	1,500	1,500

Total Asset-Backed Obligations (Cost $8,471)		8,483

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS—4.74%
Federal Home Loan Mortgage Corporation
4.50%, Due 3/1/2019	133	142
5.00%, Due 10/1/2020	55	59
3.50%, Due 9/1/2028	2,213	2,340
5.00%, Due 8/1/2033	299	327
5.50%, Due 2/1/2034	275	303
5.00%, Due 3/1/2034	212	231
6.00%, Due 6/1/2034	206	231
6.00%, Due 8/1/2034	166	185
5.00%, Due 8/1/2035	178	194
5.00%, Due 9/1/2035	127	138
5.50%, Due 4/1/2037	192	210
5.50%, Due 5/1/2038	104	113
0.56%, Due 12/15/2040G	526	526
4.00%, Due 1/1/2041	817	854
4.50%, Due 2/1/2041	676	724
3.50%, Due 3/1/2042	440	446
3.50%, Due 6/1/2042	2,223	2,252
3.50%, Due 7/1/2042	572	580
3.00%, Due 8/1/2042	910	883

		10,738

Federal National Mortgage Association
6.00%, Due 4/1/2016	31	32
5.00%, Due 12/1/2017	113	121

	Par Amount	Fair Value
	(000’s)	(000’s)
4.50%, Due 9/1/2018	$84	$90
4.00%, Due 8/1/2020	126	134
3.50%, Due 1/1/2026	179	189
4.00%, Due 5/1/2026	932	994
4.00%, Due 6/1/2026	1,183	1,268
3.50%, Due 1/1/2028	268	283
5.00%, Due 3/1/2034	326	357
4.50%, Due 9/1/2034	140	150
5.50%, Due 12/1/2035	86	95
5.00%, Due 2/1/2036	130	142
5.50%, Due 4/1/2036	165	182
6.00%, Due 9/1/2036	123	137
5.50%, Due 2/1/2037	189	207
5.50%, Due 6/1/2038	57	62
4.50%, Due 1/1/2040	738	792
5.00%, Due 5/1/2040	2,249	2,461
4.00%, Due 9/1/2040	585	613
4.00%, Due 1/1/2041	1,069	1,121
4.00%, Due 2/1/2041	2,772	2,910
5.00%, Due 3/1/2041	903	992
4.00%, Due 4/1/2041	827	868
4.50%, Due 4/1/2041	1,761	1,892
4.50%, Due 5/1/2041	468	505
4.50%, Due 8/1/2041	1,114	1,196
4.50%, Due 10/1/2041	696	748
3.50%, Due 9/1/2042	779	791
4.50%, Due 1/1/2043	2,031	2,179
4.00%, Due 7/1/2043	1,261	1,309

		22,820

Government National Mortgage Association
7.00%, Due 12/15/2025	115	133
6.50%, Due 8/15/2027	114	131
6.50%, Due 11/15/2027	121	139
7.50%, Due 12/15/2028	108	128
5.50%, Due 7/15/2033	259	294
6.00%, Due 12/15/2033	292	337
6.00%, Due 10/15/2038	533	594
5.00%, Due 10/15/2039	1,854	2,055
5.50%, Due 2/15/2040	548	606
4.00%, Due 5/15/2040	581	617
3.50%, Due 3/15/2043	720	742
5.50%, Due 2/20/2034	371	417
4.50%, Due 10/20/2040	844	923
6.00%, Due 5/20/2042	311	350

		7,466

Total U.S. Agency Mortgage-Backed Obligations (Cost $40,381)		41,024
U.S. TREASURY OBLIGATIONS—12.84%
0.25%, Due 12/15/2015	2,300	2,298
2.00%, Due 4/30/2016	2,095	2,168
1.50%, Due 6/30/2016	3,000	3,073
3.125%, Due 10/31/2016	3,000	3,204
0.875%, Due 1/31/2017	9,275	9,315
0.75%, Due 12/31/2017	2,800	2,760

	Par Amount	Fair Value
	(000’s)	(000’s)
0.625%, Due 4/30/2018	$1,000	$974
1.50%, Due 8/31/2018	3,800	3,821
1.375%, Due 9/30/2018	1,000	999
1.125%, Due 5/31/2019	4,000	3,893
1.25%, Due 2/29/2020	2,600	2,504
2.00%, Due 11/15/2021	4,090	3,992
2.00%, Due 2/15/2022	6,670	6,477
6.25%, Due 8/15/2023	800	1,051
6.875%, Due 8/15/2025	580	812
5.25%, Due 11/15/2028	450	562
4.75%, Due 2/15/2037	130	157
4.50%, Due 8/15/2039	730	851
3.125%, Due 11/15/2041	2,355	2,156
2.875%, Due 5/15/2043	68,015	58,577

		109,644

U.S. Treasury Floating Rate Note,
0.100%, Due 1/31/2016G	1,440	1,440

Total U.S. Treasury Obligations (Cost $110,479)		111,084

U.S. AGENCY OBLIGATIONS—1.82%
Freddie Mac Notes,
4.50%, Due 1/15/2015	15,140	15,764

(Cost $15,049)
MUNICIPAL OBLIGATIONS—0.33% (Cost $2,728)
Municipal Electric Authority of Georgia,
6.655%, Due 4/1/2057	2,630	2,873

	Shares
SHORT-TERM INVESTMENTS—6.03%
JPMorgan U.S. Government Money Market Fund, Capital Class	50,923,251	50,923

	Par Amount
U.S. Treasury Bill , 0.12%, Due 11/13/2014	$1,185	1,184

Total Short-Term Investments (Cost $52,107)		52,107

TOTAL INVESTMENTS—99.67% (Cost $728,335)		862,144
OTHER ASSETS, NET OF LIABILITIES—0.33%		2,876

TOTAL NET ASSETS—100.00%		$865,020

A	Non-income producing security.
B	ADR—American Depositary Receipt.
C	Limited Partnership.
D	REIT—Real Estate Investment Trust.
E	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $10,893 or 1.26% of net assets. The Fund has no right to demand registration of these securities.
F	Limited Liability Company.
G	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

Futures Contracts Open on January 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index March Futures	Long	352	March, 2014	$31,268	$(449)

				$31,268	$(449)

American Beacon Large Cap Value Fund

January 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK—95.70%
CONSUMER DISCRETIONARY—8.86%
Auto Components—1.02%
Delphi Automotive PLC	393,320	$23,949
Johnson Controls, Inc.	1,680,835	77,520
Magna International, Inc., Class A	86,100	7,306

		108,775

Automobiles—2.83%
Ford Motor Co.	1,945,900	29,111
General Motors Co.	4,061,571	146,541
Hertz Global Holdings, Inc.A	1,307,100	34,011
Toyota Motor Corp., Sponsored ADRB	806,800	92,588

		302,251

Hotels, Restaurants & Leisure—0.73%
Carnival Corp.	1,143,900	44,829
McDonald’s Corp.	347,211	32,697

		77,526

Household Durables—0.37%
Stanley Black & Decker, Inc.	503,554	38,975

Leisure Equipment & Products—0.05%
Hasbro, Inc.	99,787	4,902

Media—1.45%
Comcast Corp., Special Class A	583,710	30,557
Interpublic Group of Cos., Inc.	2,356,800	38,463
McGraw-Hill Cos., Inc.	59,210	4,502
Omnicom Group, Inc.	182,527	13,248
Time Warner Cable, Inc.	329,900	43,966
Viacom, Inc., Class B	110,180	9,046
Walt Disney Co.	204,955	14,882

		154,664

Multiline Retail—2.09%
Dillard’s, Inc., Class A	379,500	33,130
Kohl’s Corp.	49,542	2,508
Nordstrom, Inc.	276,600	15,891
Target Corp.	3,033,826	171,836

		223,365

Specialty Retail—0.32%
Advance Auto Parts, Inc.	65,486	7,518
Lowe’s Cos., Inc.	478,800	22,164
Staples, Inc.	372,187	4,898

		34,580

Total Consumer Discretionary		945,038

CONSUMER STAPLES—6.77%
Beverages—1.13%
Coca-Cola Enterprises, Inc.	90,600	3,922
Diageo PLC, Sponsored ADRB	679,616	81,587
Dr Pepper Snapple Group, Inc.	103,510	4,956
Molson Coors Brewing Co., Class B	299,900	15,787
PepsiCo, Inc.	184,800	14,851

		121,103

	Shares	Fair Value
		(000’s)
Food & Drug Retailing—2.13%
CVS Caremark Corp.	275,643	$18,667
Kroger Co.	1,543,100	55,706
Sysco Corp.	547,396	19,203
Wal-Mart Stores, Inc.	1,797,560	134,241

		227,817

Food Products—0.95%
Danone S.A., Sponsored ADRB	625,450	8,306
General Mills, Inc.	333,695	16,024
Kellogg Co.	465,439	26,986
Mondelez International, Inc., Class A	939,700	30,775
Nestle S.A., Sponsored ADRB	266,912	19,391

		101,482

Household Products—0.05%
Procter & Gamble Co.	72,999	5,593

Tobacco—2.51%
Altria Group, Inc.	1,421,742	50,074
Imperial Tobacco Group PLC, ADRB	940,900	69,137
Lorillard, Inc.	249,840	12,297
Philip Morris International, Inc.	1,728,421	135,060

		266,568

Total Consumer Staples		722,563

ENERGY—11.38%
Energy Equipment & Services—1.36%
Cobalt International Energy, Inc.A	4,112,800	67,327
Halliburton Co.	1,591,700	78,009

		145,336

Oil & Gas—10.02%
Apache Corp.	894,721	71,810
BP PLC, Sponsored ADRB	4,336,391	203,333
Chevron Corp.	593,040	66,201
ConocoPhillips	1,207,340	78,417
EOG Resources, Inc.	23,306	3,851
Exxon Mobil Corp.	262,526	24,194
Hess Corp.	859,800	64,906
Kosmos Energy Ltd.A	837,000	8,655
Marathon Oil Corp.	865,700	28,386
Marathon Petroleum Corp.	453,150	39,447
Murphy Oil Corp.	520,500	29,466
Occidental Petroleum Corp.	1,612,378	141,196
Phillips 66	1,275,020	93,191
Royal Dutch Shell PLC, Class A, ADRB	1,707,800	118,009
Seadrill Ltd.	1,018,200	36,360
Total S.A., Sponsored ADRB	1,079,100	61,692

		1,069,114

Total Energy		1,214,450

FINANCIALS—24.55%
Banks—4.98%
Bank of America Corp.	16,414,890	274,949
Bank of New York Mellon Corp.	1,495,057	47,782
PNC Financial Services Group, Inc.	1,350,794	107,901
SunTrust Banks, Inc.	2,536,400	93,898

	Shares	Fair Value
		(000’s)
U.S. Bancorp	175,730	$6,982

		531,512

Diversified Financials—12.99%
American Express Co.	1,031,700	87,715
BlackRock, Inc., Class A	33,245	9,989
Blackstone Group, LPC	1,474,600	48,293
Capital One Financial Corp.	1,788,600	126,293
Citigroup, Inc.	4,928,676	233,767
Franklin Resources, Inc.	200,901	10,449
Goldman Sachs Group, Inc.	132,175	21,693
JPMorgan Chase & Co.	7,571,744	419,171
KKR & Co., LPC	1,815,500	43,772
Moody’s Corp.	58,440	4,358
Morgan Stanley	817,800	24,133
Nasdaq OMX Group	115,116	4,392
SLM Corp.	1,778,600	40,481
State Street Corp.	147,714	9,889
Wells Fargo & Co.	6,659,771	301,954

		1,386,349

Insurance—6.09%
ACE Ltd.	431,396	40,469
Allstate Corp.	1,273,800	65,219
American International Group, Inc.	2,650,800	127,132
Aon PLC	125,646	10,109
Berkshire Hathaway, Inc., Class BA	612,575	68,363
Chubb Corp.	76,500	6,467
Hartford Financial Services Group, Inc.	1,335,750	44,414
Lincoln National Corp.	698,900	33,568
MetLife, Inc.	2,961,741	145,274
Prudential Financial, Inc.	154,708	13,056
Travelers Cos., Inc.	172,209	13,997
Unum Group	1,404,900	45,238
XL Group PLC	1,285,300	36,940

		650,246

Real Estate—0.49%
Hatteras Financial Corp.D	936,900	16,808
Two Harbors Investment Corp.D	3,640,959	35,791

		52,599

Total Financials		2,620,706

HEALTH CARE—14.27%
Health Care Equipment & Supplies—1.81%
Covidien PLC	339,580	23,173
Medtronic, Inc.	2,324,029	131,447
St. Jude Medical, Inc.	127,206	7,725
Thermo Fisher Scientific, Inc.	124,480	14,333
Zimmer Holdings, Inc.	179,900	16,905

		193,583

Health Care Providers & Services—3.83%
Aetna, Inc.	267,400	18,271
Express Scripts Holding Co.A	515,030	38,468
Humana, Inc.	800,200	77,859
Quest Diagnostics, Inc.	392,942	20,629
UnitedHealth Group, Inc.	997,700	72,114

	Shares	Fair Value
		(000’s)
WellPoint, Inc.	2,110,100	$181,469

		408,810

Pharmaceuticals—8.63%
Abbott Laboratories	327,589	12,009
AstraZeneca PLC, Sponsored ADRB	511,400	32,474
GlaxoSmithKline PLC, Sponsored ADRB	821,300	42,330
Johnson & Johnson	2,009,071	177,743
Merck & Co., Inc.	4,112,556	217,843
Novartis AG, ADRB	834,750	66,004
Pfizer, Inc.	7,110,607	216,162
Roche Holding AG, Sponsored ADRB	47,381	3,250
Sanofi, ADRB	3,129,800	153,047
Zoetis, Inc.	9,850	299

		921,161

Total Health Care		1,523,554

INDUSTRIALS—10.56%
Aerospace & Defense—3.62%
Boeing Co.	234,100	29,323
General Dynamics Corp.	1,012,600	102,587
Lockheed Martin Corp.	484,116	73,058
Northrop Grumman Corp.	222,687	25,731
Raytheon Co.	1,401,600	133,251
United Technologies Corp.	198,085	22,586

		386,536

Air Freight & Couriers—0.31%
FedEx Corp.	121,100	16,145
United Parcel Service, Inc., Class B	177,100	16,865

		33,010

Electrical Equipment—0.81%
Emerson Electric Co.	1,308,800	86,302

Industrial Conglomerates—2.22%
3M Co.	164,383	21,072
General Electric Co.	3,248,500	81,635
Honeywell International, Inc.	1,335,368	121,826
Tyco International Ltd.	298,690	12,094

		236,627

Machinery—3.54%
Caterpillar, Inc.	762,500	71,606
CNH Industrial N.V.A	698,800	7,365
Cummins, Inc.	573,700	72,849
Danaher Corp.	191,387	14,237
Illinois Tool Works, Inc.	453,550	35,771
Joy Global, Inc.	873,300	46,102
PACCAR, Inc.	703,600	39,402
Pentair Ltd.	57,868	4,301
Reliance Steel & Aluminum Co.	687,200	48,070
Xylem, Inc.	1,137,421	37,944

		377,647

Road & Rail—0.06%
Canadian National Railway Co.	122,976	6,579

Total Industrials		1,126,701

	Shares	Fair Value
		(000’s)
INFORMATION TECHNOLOGY—10.81%
Communications Equipment—1.75%
Cisco Systems, Inc.	4,098,500	$89,798
Corning, Inc.	5,622,200	96,758

		186,556

Computers & Peripherals—3.19%
Apple, Inc.	114,630	57,384
Hewlett-Packard Co.	3,444,869	99,900
International Business Machines Corp.	342,515	60,516
Seagate Technology PLC	1,430,325	75,607
Western Digital Corp.	542,600	46,756

		340,163

Electronic Equipment & Instruments—0.24%
Eaton Corp PLC	134,154	9,805
TE Connectivity Ltd.	278,200	15,721

		25,526

IT Consulting & Services—0.32%
Accenture PLC, Class A	283,978	22,684
Fidelity National Information Services, Inc.	59,020	2,992
Fiserv, Inc.A	106,860	5,990
Western Union Co.	188,754	2,907

		34,573

Semiconductor Equipment & Products—1.13%
Applied Materials, Inc.	2,783,900	46,825
Intel Corp.	2,357,617	57,856
Texas Instruments, Inc.	378,000	16,027

		120,708

Software—4.18%
Activision Blizzard, Inc.	3,880,100	66,466
Check Point Software Technologies Ltd.A	578,300	37,838
Microsoft Corp.	6,262,400	237,033
Oracle Corp.	2,832,784	104,530

		445,867

Total Information Technology		1,153,393

MATERIALS—1.00%
Chemicals—0.96%
Dow Chemical Co.	1,261,500	57,411
EI du Pont de Nemours & Co.	492,500	30,047
PPG Industries, Inc.	77,405	14,116
Valspar Corp.	14,390	1,011

		102,585

Containers & Packaging—0.04%
Crown Holdings, Inc.A	94,010	3,864

Total Materials		106,449

TELECOMMUNICATION SERVICES—3.91%
Diversified Telecommunication Services—2.39%
AT&T, Inc.	4,943,942	164,732
Verizon Communications, Inc.	1,877,386	90,152

		254,884

	Shares	Fair Value
		(000’s)
Wireless Telecommunication Services—1.52%
China Mobile Ltd., Sponsored ADRB	969,200	$46,376
Vodafone Group PLC, Sponsored ADRB	3,134,044	116,148

		162,524

Total Telecommunication Services		417,408

UTILITIES—3.59%
CenterPoint Energy, Inc.	2,704,700	63,290
Duke Energy Corp.	52,570	3,712
Edison International	391,800	18,869
Entergy Corp.	921,000	58,051
Exelon Corp.	2,191,000	63,539
NRG Energy, Inc.	1,734,600	48,309
PPL Corp.	86,176	2,634
Public Service Enterprise Group, Inc.	3,728,476	124,308

Total Utilities		382,712

Total Common Stock (Cost $7,975,155)		10,212,974

PREFERRED STOCK—0.17%
FINANCIALS—0.16%
Insurance—0.08%
Allstate Corp., 1.00%, Due 1/15/2053	357,930	8,733

Real Estate Investment Trusts—0.08%
Public Storage, Inc., 5.75%, Due 12/31/2049	402,584	8,793

Total Financials		17,526

MANUFACTURING—0.01%
United Technologies Corp., 7.50%, Due 8/1/2015	14,770	952

Total Preferred Stock (Cost $18,263)		18,478

SHORT-TERM INVESTMENTS—4.11%
American Beacon U.S. Government Money Market Select Fund, Select Class E	30,000,000	30,000
JPMorgan U.S. Government Money Market Fund, Capital Class	409,078,747	409,079

Total Short-Term Investments (Cost $439,079)		439,079

TOTAL INVESTMENTS —99.98% (Cost $8,432,497)		10,670,531
OTHER ASSETS, NET OF LIABILITIES—0.02%		1,700

TOTAL NET ASSETS—100.00%		$10,672,231

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR—American Depositary Receipt.
C	Limited Partnership.
D	REIT—Real Estate Investment Trust.
E	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on January 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index March Futures	Long	3,202	March, 2014	$284,434	$(4,096)

				$284,434	$(4,096)

American Beacon Mid-Cap Value Fund

January 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK—94.27%
CONSUMER DISCRETIONARY—14.66%
Auto Components—2.23%
Dana Holding Corp.	85,700	$1,621
Delphi Automotive PLC	44,900	2,734
TRW Automotive Holdings Corp.A	19,500	1,446

		5,801

Automobiles—0.35%
Harley-Davidson, Inc.	14,917	920

Hotels, Restaurants & Leisure—1.66%
International Game Technology	107,900	1,557
Royal Caribbean Cruises Ltd.	55,500	2,753

		4,310

Household Durables—1.87%
Newell Rubbermaid, Inc.	36,089	1,115
Stanley Black & Decker, Inc.	48,352	3,743

		4,858

Leisure Equipment & Products—0.32%
Hasbro, Inc.	17,141	842

Media—3.40%
Interpublic Group of Cos., Inc.	203,837	3,326
News Corp., Class AA	104,900	1,674
News Corp., Class BA	76,075	1,188
Omnicom Group, Inc.	36,275	2,633

		8,821

Multiline Retail—0.29%
Dollar General Corp.A	13,353	752

Specialty Retail—4.54%
Abercrombie & Fitch Co., Class A	23,672	838
American Eagle Outfitters, Inc.	61,503	832
Bed Bath & Beyond, Inc.A	14,184	906
Hanesbrands, Inc.	34,200	2,433
L Brands, Inc.	35,000	1,833
Murphy USA, Inc.A	25,200	976
PetSmart, Inc.	15,894	1,001
Sally Beauty Holdings, Inc.A	41,239	1,170
Staples, Inc.	134,650	1,772

		11,761

Total Consumer Discretionary		38,065

CONSUMER STAPLES—4.08%
Beverages—0.81%
Coca-Cola Enterprises, Inc.	19,448	842
Molson Coors Brewing Co., Class B	23,793	1,252

		2,094

Food & Drug Retailing—0.78%
Kroger Co.	30,063	1,085
Sysco Corp.	26,908	944

		2,029

	Shares	Fair Value
		(000’s)
Food Products—1.22%
Darling International, Inc.A	63,583	$1,244
Ingredion, Inc.	9,080	566
JM Smucker Co.	14,052	1,354

		3,164

Tobacco—1.27%
Lorillard, Inc.	33,700	1,659
Reynolds American, Inc.	33,900	1,644

		3,303

Total Consumer Staples		10,590

ENERGY—6.35%
Energy Equipment & Services—2.90%
Baker Hughes, Inc.	44,950	2,545
Helmerich & Payne, Inc.	19,600	1,726
McDermott International, Inc.A	49,167	410
Nabors Industries Ltd.	24,440	417
Superior Energy Services, Inc.	103,000	2,435

		7,533

Gas—Pipelines—0.59%
Spectra Energy Corp.	42,603	1,532

Oil & Gas—2.86%
EQT Corp.	12,201	1,132
Murphy Oil Corp.	42,200	2,389
Newfield Exploration Co.A	35,678	884
Pioneer Natural Resources Co.	6,445	1,091
Range Resources Corp.	7,678	662
Seadrill LtdE.	35,500	1,268

		7,426

Total Energy		16,491

FINANCIALS—25.72%
Banks—8.42%
CIT Group, Inc.	51,500	2,397
Comerica, Inc.	44,625	2,044
Fifth Third Bancorp	189,452	3,983
First Niagara Financial Group, Inc.	163,100	1,409
Hancock Holding Co.	27,310	945
KeyCorp	161,075	2,055
New York Community Bancorp, Inc. E	136,900	2,216
People’s United Financial, Inc. E	139,600	1,984
Regions Financial Corp.	115,275	1,172
SunTrust Banks, Inc.	37,644	1,394
TCF Financial Corp.	75,273	1,212
Zions Bancorporation	36,190	1,040

		21,851

Diversified Financials—4.90%
Ameriprise Financial, Inc.	28,322	2,991
Capital One Financial Corp.	27,700	1,956
Discover Financial Services	48,500	2,602
Invesco Ltd.	48,500	1,613
Legg Mason, Inc. E	38,275	1,621
SLM Corp.	85,100	1,937

		12,720

	Shares	Fair Value
		(000’s)
Insurance—9.89%
Allstate Corp.	16,945	$868
Assurant, Inc.	50,350	3,290
Axis Capital Holdings Ltd.	37,150	1,672
Endurance Specialty Holdings Ltd.	19,075	999
Genworth Financial, Inc., Class AA	113,500	1,674
Hartford Financial Services Group, Inc.	38,615	1,284
ING US, Inc.	59,775	2,019
PartnerRe Ltd.	11,103	1,090
Primerica, Inc.	37,800	1,593
Reinsurance Group of America, Inc.	17,261	1,289
Renaissancere Holdings Ltd.	18,675	1,694
Torchmark Corp.	21,987	1,652
Unum Group	21,339	687
Validus Holdings Ltd.	45,618	1,639
Willis Group Holdings PLC	98,844	4,257

		25,707

Real Estate—1.97%
Alexandria Real Estate Equities, Inc.B	20,526	1,439
Corporate Office Properties TrustB	2,500	62
Hospitality Properties TrustB	96,725	2,487
Host Hotels & Resorts LPB C	60,805	1,118

		5,106

Residential—0.54%
American Campus Communities, Inc.B	40,089	1,393

Total Financials		66,777

HEALTH CARE—9.65%
Biotechnology—0.42%
Charles River Laboratories International, Inc.A	19,103	1,080

Health Care Equipment & Supplies—3.89%
Becton Dickinson and Co.	22,875	2,473
CareFusion Corp.A	30,083	1,226
Dentsply International, Inc.	24,138	1,114
Patterson Cos., Inc.	34,167	1,365
St. Jude Medical, Inc.	47,600	2,891
The Cooper Companies, Inc.	8,382	1,042

		10,111

Health Care Providers & Services—5.34%
AmerisourceBergen Corp.	13,330	896
Cardinal Health, Inc.	40,800	2,775
Cigna Corp.	48,825	4,214
Laboratory Corp. of America HoldingsA	23,250	2,089
Omnicare, Inc.	47,300	2,954
Quest Diagnostics, Inc.	17,974	944

		13,872

Total Health Care		25,063

INDUSTRIALS—13.62%
Aerospace & Defense—0.35%
L-3 Communications Holdings, Inc.	8,100	900

	Shares	Fair Value
		(000’s)
Building Products—1.39%
Masco Corp.	96,500	$2,042
Owens CorningA	41,225	1,573

		3,615

Commercial Services & Supplies—1.70%
Cintas Corp.	20,425	1,166
Clean Harbors, Inc.A	21,135	1,185
Con-way, Inc.	53,500	2,058

		4,409

Construction & Engineering—2.29%
AECOM Technology Corp.A	83,475	2,393
Fluor Corp.	14,414	1,095
URS Corp.	48,775	2,449

		5,937

Electrical Equipment—0.71%
Brady Corp., Class A	23,375	640
Regal-Beloit Corp.	16,098	1,192

		1,832

Industrial Conglomerates—0.70%
KBR, Inc.	58,400	1,828

Machinery—6.07%
Dover Corp.	13,259	1,148
Joy Global, Inc. E	45,400	2,397
Parker Hannifin Corp.	31,845	3,610
Pentair Ltd.	33,600	2,497
SPX Corp.	29,100	2,897
Terex Corp.	41,675	1,709
Xylem, Inc.	45,231	1,509

		15,767

Marine—0.41%
Golar LNG Ltd. E	30,200	1,072

Total Industrials		35,360

INFORMATION TECHNOLOGY—12.12%
Communications Equipment—1.20%
Anixter International, Inc.	22,800	2,000
Juniper Networks, Inc.A	41,609	1,107

		3,107

Electronic Equipment & Instruments—5.09%
Arrow Electronics, Inc.	31,450	1,616
Avnet, Inc.	87,475	3,593
Diebold, Inc.	30,489	1,024
Eaton Corp PLC	25,200	1,842
Flextronics International Ltd.A	331,575	2,702
Ingram Micro, Inc., Class AA	98,625	2,468

		13,245

IT Consulting & Services—1.36%
Fidelity National Information Services, Inc.	26,494	1,343
Total System Services, Inc.	73,000	2,181

		3,524

	Shares	Fair Value
		(000’s)
Semiconductor Equipment & Products—1.65%
Microchip Technology, Inc.E	76,489	$3,431
ON Semiconductor Corp.A	101,075	845

		4,276

Software—2.82%
CA, Inc.	80,500	2,582
Cadence Design Systems, Inc.A	78,020	1,102
Citrix Systems, Inc.A	20,303	1,098
Symantec Corp.	48,155	1,031
Synopsys, Inc.A	37,603	1,499

		7,312

Total Information Technology		31,464

MATERIALS—3.76%
Chemicals—2.06%
Air Products & Chemicals, Inc.	8,121	854
Albemarle Corp.	18,670	1,198
Rockwood Holdings, Inc.	48,082	3,295

		5,347

Containers & Packaging—0.95%
Greif, Inc., Class A	20,233	1,025
Owens-Illinois, Inc.A	19,537	626
Silgan Holdings, Inc.	17,897	820

		2,471

Metals & Mining—0.75%
Allegheny Technologies, Inc.	36,943	1,161
Nucor Corp.	16,147	781

		1,942

Total Materials		9,760

UTILITIES—4.31%
Electric—2.66%
CenterPoint Energy, Inc.	36,100	845
Edison International	21,239	1,023
Entergy Corp.	27,950	1,761
Great Plains Energy, Inc.	51,833	1,279
Pinnacle West Capital Corp.	14,300	753
Portland General Electric Co.	41,497	1,252

		6,913

Gas—0.45%
AGL Resources, Inc.	24,322	1,162

Multi-Utilities—1.20%
SCANA Corp.	21,325	1,008
Xcel Energy, Inc.	73,107	2,114

		3,122

Total Utilities		11,197

Total Common Stock (Cost $213,449)		244,767

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS—7.82% (Cost $20,312)
JPMorgan U.S. Government Money Market Fund, Capital Class	20,311,982	$20,312

SECURITIES LENDING COLLATERAL—4.99%
American Beacon U.S. Government Money Market Select Fund, Select ClassD	4,030,785	4,031
DWS Government and Agency Securities Portfolio, Institutional Class	8,924,750	8,925

Total Securities Lending Collateral (Cost $12,956)		12,956

TOTAL INVESTMENTS —107.08% (Cost $246,717)		278,035
LIABILITIES, NET OF OTHER ASSETS—(7.08%)		(18,372)

TOTAL NET ASSETS—100.00%		$259,663

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	REIT—Real Estate Investment Trust.
C	Limited Partnership.
D	The Fund is affiliated by having the same investment advisor.
E	All or a portion of this security is on loan at January 31, 2014.

Futures Contracts Open on January 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 400 Midcap E Index Future	Long	93	March, 2014	$12,186	$(300)

				$12,186	$(300)

American Beacon Small Cap Value Fund

January 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK—95.54%
CONSUMER DISCRETIONARY—12.24%
Auto Components—1.53%
American Axle & Manufacturing Holdings, Inc.A	1,663,914	$30,982
Cooper Tire & Rubber Co.	109,675	2,566
Dana Holding Corp.	839,174	15,877
Remy International, Inc.	89,020	1,781
Standard Motor Products, Inc.	73,667	2,410
Tenneco, Inc.A	249,670	14,168
Visteon Corp.A	152,680	12,369

		80,153

Automobiles—0.52%
Avis Budget Group, Inc.A	366,780	13,831
Hyster-Yale Materials Handling, Inc.	58,602	5,026
Thor Industries, Inc.	164,400	8,445

		27,302

Hotels, Restaurants & Leisure—0.74%
Brinker International, Inc.	145,215	7,023
International Speedway Corp., Class A	84,874	2,849
Lakes Entertainment, Inc.A	150,800	691
Orient-Express Hotels Ltd., Class AA	607,150	8,597
Penn National Gaming, Inc.A	244,810	2,872
Ruby Tuesday, Inc.A	500,100	2,801
Speedway Motorsports, Inc.	110,570	2,119
The Cheesecake Factory, Inc.	261,100	11,628

		38,580

Household Durables—2.00%
Cavco Industries, Inc.A	62,369	4,872
Ethan Allen Interiors, Inc.	353,430	8,921
Helen of Troy Ltd.A	426,779	23,491
InvenSense, Inc.A E	245,220	4,828
Knoll, Inc.	399,355	6,629
M/I Homes, Inc.A	430,376	10,583
Matthews International Corp., Class A	42,340	1,800
Standard Pacific Corp.A	1,276,030	11,229
Tempur Sealy International, Inc.A	106,000	5,225
Whirlpool Corp.	174,200	23,221
William Lyon Homes, Class AA	177,200	4,265

		105,064

Internet & Catalog Retail—0.05%
Insight Enterprises, Inc.A	124,429	2,625

Leisure Equipment & Products—0.56%
Brunswick Corp.	529,700	21,961
Smith & Wesson Holding Corp.A E	200,630	2,626
Sturm Ruger & Co., Inc. E	61,910	4,716

		29,303

Media—1.40%
Banner Corp.	31,690	1,167
EW Scripps Co., Class AA	573,290	10,554
John Wiley & Sons, Inc., Class A	327,418	17,727
Meredith Corp.	193,697	8,867

	Shares	Fair Value
		(000’s)
New York Times Co., Class A E	1,199,090	$16,955
Valassis Communications, Inc. E	532,332	18,100

		73,370

Multiline Retail—0.49%
Big Lots, Inc.	504,140	13,506
Dillard’s, Inc., Class A	119,690	10,449
Fred’s, Inc., Class A	84,980	1,485

		25,440

Specialty Retail—3.69%
Aaron’s, Inc.	177,815	4,781
America’s Car-Mart, Inc.A	238,850	9,208
Asbury Automotive Group, Inc.A	97,880	4,602
Big 5 Sporting Goods Corp.	435,000	7,465
Buckle, Inc.E	120,660	5,348
Cato Corp., Class A	321,250	8,982
Children’s Place Retail Stores, Inc.A	201,940	10,636
Express, Inc.	690,460	11,959
Genesco, Inc.A	71,430	5,016
Group 1 Automotive, Inc.	68,400	4,181
Jos A Bank Clothiers, Inc.A	130,680	7,347
Lithia Motors, Inc., Class A	69,900	3,935
Men’s Wearhouse, Inc.	455,223	21,870
Office Depot, Inc.A	2,947,707	14,414
Penske Automotive Group, Inc.	176,030	7,553
Pep Boys, Inc.A	931,290	11,120
Rent-A-Center, Inc.	682,900	17,032
Rush Enterprises, Inc., Class AA	485,000	13,405
Sonic Automotive, Inc., Class A	904,320	20,284
Zumiez, Inc.A	232,720	5,008

		194,146

Textiles & Apparel—1.26%
Guess?, Inc.	1,010,570	28,346
Jones Group, Inc.	360,215	5,313
Oxford Industries, Inc.	100,610	7,593
Quiksilver, Inc.A	938,300	6,615
Skechers U.S.A., Inc., Class AA	374,010	10,805
Vera Bradley, Inc.A E	298,190	7,163

		65,835

Total Consumer Discretionary		641,818

CONSUMER STAPLES—1.04%
Food & Drug Retailing—0.26%
Casey’s General Stores, Inc.	187,556	12,879
Ingles Markets, Inc., Class A	24,600	669

		13,548

Food Products—0.77%
Dean Foods Co.	545,680	8,622
Fresh Del Monte Produce, Inc.	377,940	10,000
Pilgrim’s Pride Corp.A	819,800	13,715
Sanderson Farms, Inc.	69,160	5,142
USANA Health Sciences, Inc.A E	43,880	2,627

		40,106

	Shares	Fair Value
		(000’s)
Personal Products—0.01%
Steiner Leisure Ltd.A	12,620	$619

Total Consumer Staples		54,273

ENERGY—5.84%
Energy Equipment & Services—3.53%
Atwood Oceanics, Inc.A	554,050	26,261
Bristow Group, Inc.	98,010	7,036
Exterran Holdings, Inc.A	210,830	7,324
Gulf Island Fabrication, Inc.	178,280	3,612
Key Energy Services, Inc.A	1,184,580	8,636
McDermott International, Inc.A E	1,573,130	13,120
Newpark Resources, Inc.A	1,314,000	14,927
Parker Drilling Co.A	387,170	2,881
Patterson-UTI Energy, Inc.	472,010	12,126
PDC Energy, Inc.A	153,880	7,672
Precision Drilling Corp.	2,732,000	24,369
SEACOR Holdings, Inc.	62,640	5,273
Superior Energy Services, Inc.	615,730	14,556
Tesco Corp.A	725,214	15,317
Tidewater, Inc.	158,720	8,230
Unit Corp.A	270,726	13,528

		184,868

Oil & Gas—2.31%
Bellatrix Exploration Ltd.A	352,950	2,527
Bill Barrett Corp.A E	473,180	13,254
Cloud Peak Energy, Inc.A	390,200	7,308
Comstock Resources, Inc.	150,910	2,588
EPL Oil & Gas, Inc.A	232,400	6,245
Gran Tierra Energy, Inc.A	363,280	2,743
Helix Energy Solutions Group, Inc.A	1,217,900	24,833
LinnCo LLC	594,384	19,133
Sanchez Energy Corp.A E	127,400	3,502
Stone Energy Corp.A	160,190	4,958
Synergy Resources Corp.A	837,850	7,239
Ultra Petroleum Corp.A E	226,850	5,433
Western Refining, Inc.E	239,700	9,375
WPX Energy, Inc.A	642,620	12,242

		121,380

Total Energy		306,248

FINANCIALS—27.72%
Banks—13.09%
1st Source Corp.	64,930	1,913
Associated Banc-Corp.	1,861,055	30,652
Astoria Financial Corp.	321,280	4,254
Banc of California, Inc.	182,290	2,315
Bancorp, Inc.A	372,297	7,092
BancorpSouth, Inc.	462,497	10,901
Bank of Hawaii Corp.	55,760	3,166
Bank of the Ozarks, Inc.	308,400	19,553
BankUnited, Inc.	277,550	8,632
BBCN Bancorp, Inc.	208,440	3,137
Berkshire Hills Bancorp, Inc.	55,438	1,356

	Shares	Fair Value
		(000’s)
BOK Financial Corp.	82,930	$5,329
Boston Private Financial Holdings, Inc.	796,360	9,787
Brookline Bancorp, Inc.	833,050	7,414
Cardinal Financial Corp.	405,050	6,906
Cathay General Bancorp	212,570	4,995
Central Pacific Financial Corp.	81,810	1,501
Chemical Financial Corp.	114,200	3,298
City Holding Co.E	38,050	1,698
City National Corp.	366,175	26,493
CoBiz Financial, Inc.	486,337	5,136
Columbia Banking System, Inc.	114,040	2,978
Community Bank System, Inc.	27,960	995
CVB Financial Corp.	882,033	13,160
Dime Community Bancshares, Inc.	92,195	1,506
East West Bancorp, Inc.	272,995	9,134
First Commonwealth Financial Corp.	303,070	2,488
First Horizon National Corp.	4,487,758	52,777
First Interstate Bancsystem, Inc.	141,270	3,625
First Merchants Corp.	44,100	930
First Midwest Bancorp, Inc.	874,177	13,961
First NBC Bank Holding Co.A	257,100	8,381
First Niagara Financial Group, Inc.	2,256,647	19,497
FirstMerit Corp.	629,271	12,806
Flushing Financial Corp.	33,040	679
FNB Corp.	341,460	4,043
Fulton Financial Corp.	946,385	11,688
Glacier Bancorp, Inc.	462,100	12,213
Hancock Holding Co.	778,728	26,944
Hanmi Financial Corp.	391,700	8,449
Home Federal Bancorp, Inc.	177,000	2,567
Iberiabank Corp.	371,390	24,452
Independent Bank Corp.	53,080	1,919
International Bancshares Corp.	245,912	5,757
Lakeland Financial Corp.	38,575	1,413
MB Financial, Inc.	488,780	13,735
National Penn Bancshares, Inc.	410,497	4,261
NBT Bancorp, Inc.	129,698	3,118
Northwest Bancshares, Inc.	301,500	4,239
Old National Bancorp	273,300	3,826
Pinnacle Financial Partners, Inc.	427,610	13,957
PrivateBancorp, Inc.	205,930	5,888
Prosperity Bancshares, Inc.	421,174	26,349
Provident Financial Services, Inc.	587,710	10,179
Renasant Corp.	67,230	1,936
Republic Bancorp, Inc., Class A	48,980	1,131
S&T Bancorp, Inc.	95,160	2,226
Sandy Spring Bancorp, Inc.	62,630	1,564
State Bank Financial Corp.	861,150	14,751
Sterling Financial Corp.	160,990	5,071
Susquehanna Bancshares, Inc.	498,180	5,395
Synovus Financial Corp.	10,080,800	33,772
Taylor Capital Group, Inc.A	28,280	631
TCF Financial Corp.	172,721	2,781
Tompkins Financial Corp.	8,170	383
Trustmark Corp.	65,130	1,547
UMB Financial Corp.	231,850	13,746

	Shares	Fair Value
		(000’s)
Umpqua Holdings Corp.E	428,820	$7,530
United Community Banks, Inc.A	494,620	8,250
Valley National Bancorp E	1,113,420	10,789
Washington Federal, Inc.	555,495	12,154
Washington Trust Bancorp, Inc.	70,280	2,315
Webster Financial Corp.	940,496	28,535
WesBanco, Inc.	136,133	3,888
Western Alliance BancorpA	473,808	10,623
Wilshire Bancorp, Inc.	233,910	2,330
Wintrust Financial Corp.	489,705	21,464

		686,254

Diversified Financials—3.18%
Capitol Federal Financial, Inc.	439,750	5,264
Cash America International, Inc. E	321,300	11,801
CoreLogic, Inc.A	605,730	19,293
Credit Acceptance Corp.A	74,068	10,309
Customers Bancorp, Inc.A	459,250	9,314
Encore Capital Group, Inc.A	70,350	3,348
ExlService Holdings, Inc.A	347,050	8,728
Federated Investors, Inc., Class B E	256,867	6,907
Global Cash Access Holdings, Inc.A	1,307,600	11,088
Green Dot Corp., Class AA	720,000	16,214
Home Loan Servicing Solutions Ltd.	233,870	4,799
Janus Capital Group, Inc. E	1,985,750	21,824
Nelnet, Inc., Class A	138,389	5,155
NewStar Financial, Inc.A	68,400	1,076
Northfield Bancorp, Inc.	183,320	2,279
Oppenheimer Holdings, Inc., Class A	30,500	716
Oritani Financial Corp.	119,440	1,880
Piper Jaffray Cos.A	275,367	10,816
Portfolio Recovery Associates, Inc.	46,960	2,358
Prospect Capital Corp.	122,297	1,329
Stifel Financial Corp.A	186,760	8,432
World Acceptance Corp.A E	42,300	4,048

		166,978

Insurance—7.18%
Allied World Assurance Co. Holdings AG	147,405	15,171
American Equity Investment Life Holding Co.	193,090	4,238
American Financial Group, Inc.	204,535	11,233
Amtrust Financial Services, Inc. E	217,531	7,022
Argo Group International Holdings Ltd.	62,340	2,805
Aspen Insurance Holdings Ltd.	987,790	38,426
Assurant, Inc.	38,900	2,542
Assured Guaranty Ltd.	171,840	3,634
CNO Financial Group, Inc.	680,910	11,535
Employers Holdings, Inc.	118,980	2,923
Endurance Specialty Holdings Ltd.	541,835	28,387
Enstar Group Ltd.A	172,943	21,438
FBL Financial Group, Inc., Class A	41,380	1,599
First American Financial Corp.	228,910	5,933
Global Indemnity PLCA	434,723	10,655
Hanover Insurance Group, Inc.	263,880	14,653
HCC Insurance Holdings, Inc.	188,860	8,104
Hilltop Holdings, Inc.A	53,360	1,269

	Shares	Fair Value
		(000’s)
Horace Mann Educators Corp.	893,340	$24,924
Infinity Property & Casualty Corp.	46,738	3,300
Kemper Corp.	163,620	6,013
Maiden Capital Financing Trust	177,550	1,949
MBIA, Inc.A	95,360	1,043
Montpelier Re Holdings Ltd.	257,748	7,183
National Western Life Insurance Co., Class A	7,820	1,706
Navigators Group, Inc.A	42,413	2,529
Old Republic International Corp.	779,960	12,183
Platinum Underwriters Holdings Ltd.	311,257	17,692
Primerica, Inc.	150,730	6,350
ProAssurance Corp.	131,070	6,090
Protective Life Corp.	604,750	29,640
Renaissancere Holdings Ltd.	54,400	4,935
RLI Corp. E	97,500	4,062
Safety Insurance Group, Inc.	40,670	2,199
Selective Insurance Group, Inc.	131,730	3,098
StanCorp Financial Group, Inc.	131,940	8,477
State Auto Financial Corp.	66,239	1,270
Stewart Information Services Corp.	10,640	346
Symetra Financial Corp.	990,570	18,969
United Fire Group, Inc.	43,460	1,091
Validus Holdings Ltd.	266,110	9,559
White Mountains Insurance Group Ltd.	18,354	10,365

		376,540

Real Estate—4.19%
Acadia Realty TrustB	347,650	8,848
Amerco, Inc.	66,650	14,845
Apollo Commercial Real Estate Finance, Inc.B	500,500	8,418
Ashford Hospitality Prime, Inc.B	37,724	622
Ashford Hospitality Trust, Inc.B	310,270	2,917
Associated Estates Realty Corp.B	147,595	2,357
Brandywine Realty TrustB	447,345	6,375
Campus Crest Communities, Inc.B	92,800	819
CBL & Associates Properties, Inc.B	221,290	3,760
Chatham Lodging TrustB	500,000	10,455
Chesapeake Lodging TrustB	550,800	13,412
Colony Financial, Inc.B	689,450	15,306
Corporate Office Properties TrustB	399,010	9,915
EastGroup Properties, Inc.B	135,130	8,019
Getty Realty Corp.B	362,510	6,888
Granite Real Estate Investment TrustB	161,700	5,504
Healthcare Trust of America, Inc., Class AB	492,890	5,289
Hospitality Properties TrustB	139,733	3,591
KKR Financial Holdings LLCC	279,573	3,383
LaSalle Hotel PropertiesB	767,500	23,608
Mack-Cali Realty Corp.B	202,311	4,093
National Health Investors, Inc.B	153,280	9,652
New Residential Investment Corp.B	761,260	4,834
Pebblebrook Hotel TrustB	415,704	12,525
Pennsylvania Real Estate Investment TrustB	223,185	4,162
RAIT Financial TrustB	132,270	1,116

	Shares	Fair Value
		(000’s)
RLJ Lodging TrustB	962,750	$24,050
Urstadt Biddle Properties, Inc., Class AB	252,560	4,738

		219,501

Real Estate Investment Trusts—0.08%
Omega Healthcare Investors, Inc.B E	128,935	4,118

Total Financials		1,453,391

HEALTH CARE—6.34%
Biotechnology—0.10%
Charles River Laboratories International, Inc.A	90,674	5,126

Health Care Equipment & Supplies—1.06%
Computer Programs and Systems, Inc.	137,080	9,160
Fabrinet	92,340	1,706
Globus Medical, Inc., Class AA	349,790	8,185
Haemonetics Corp.A	259,269	9,824
Hillenbrand, Inc.	85,750	2,321
Hill-Rom Holdings, Inc.	124,129	4,502
ICU Medical, Inc.A	101,930	6,576
Integra LifeSciences Holdings Corp.A	69,605	3,234
Natus Medical, Inc.A	383,770	9,935

		55,443

Health Care Providers & Services—4.70%
Air Methods Corp.	238,850	12,284
Allscripts Healthcare Solutions, Inc.	943,240	15,620
Amsurg Corp.A	201,140	8,398
Centene Corp.A	49,480	2,994
Community Health Systems, Inc.	28,157	1,166
Covance, Inc.A	182,300	17,238
Ensign Group, Inc.	421,460	17,668
Gentiva Health Services, Inc.	82,420	936
Hanger Orthopedic Group, Inc.A	592,650	20,037
Health Net, Inc.A	293,800	9,663
HealthSouth Corp.	1,092,680	34,004
Kindred Healthcare, Inc.	278,410	5,273
LifePoint Hospitals, Inc.A	800,330	42,425
Magellan Health Services, Inc.A	81,820	4,895
Omnicell, Inc.A	354,060	9,142
Owens & Minor, Inc.	159,660	5,531
Select Medical Holdings Corp.	357,525	3,861
Triple-S Management Corp., Class BA	137,121	2,446
WellCare Health Plans, Inc.A	509,700	33,187

		246,768

Pharmaceuticals—0.48%
Questcor Pharmaceuticals, Inc. E	170,590	11,431
Taro Pharmaceutical Industries Ltd.A	135,500	13,816

		25,247

Total Health Care		332,584

INDUSTRIALS—20.72%
Aerospace & Defense—2.48%
AAR Corp.	239,306	6,378
Aerovironment, Inc.A	350,150	10,441

	Shares	Fair Value
		(000’s)
Aircastle Ltd.	631,741	$11,934
Alliant Techsystems, Inc.	179,055	25,730
Cubic Corp.	246,650	12,217
Curtiss-Wright Corp.	85,887	5,275
Exelis, Inc.	603,230	11,817
Huntington Ingalls Industries, Inc.	122,800	11,668
Moog, Inc., Class AA	276,600	16,613
Triumph Group, Inc.	136,400	9,332
World Fuel Services Corp.	202,850	8,666

		130,071

Building Products—2.37%
American Woodmark Corp.A	185,750	6,522
Apogee Enterprises, Inc.	216,617	7,322
Armstrong World Industries, Inc.	202,030	11,249
Crane Co.	457,629	28,904
Drew Industries, Inc.	112,090	5,390
Masonite International Corp. E	554,300	30,487
Simpson Manufacturing Co., Inc.	381,325	12,431
Trex Co., Inc.A	281,800	19,819
Universal Forest Products, Inc.	42,840	2,251

		124,375

Commercial Services & Supplies—6.44%
ABM Industries, Inc.	128,485	3,425
Aceto Corp.	311,150	6,634
Apollo Group, Inc., Class AA	676,780	21,853
Bridgepoint Education, Inc.A	139,020	2,416
Brink’s Co.	186,800	5,910
Convergys Corp.	329,950	6,721
Con-way, Inc.	839,540	32,298
CSG Systems International, Inc.	436,980	13,092
Deluxe Corp.	159,830	7,760
DeVry, Inc.	218,650	7,902
Dun & Bradstreet Corp.	114,220	12,564
Ennis, Inc.	42,660	617
FTI Consulting, Inc.A	120,600	4,471
Geo Group, Inc.B	532,172	17,817
Global Payments, Inc.	18,294	1,209
Heidrick & Struggles International, Inc.	161,500	2,694
Herman Miller, Inc.	848,610	23,787
Hudson Global, Inc.A	630,300	2,502
Interface, Inc.	592,470	12,412
ITT Educational Services, Inc. E	74,830	2,200
Kelly Services, Inc., Class A	117,350	2,814
Koppers Holdings, Inc.	89,414	3,532
Korn/Ferry InternationalA	585,810	13,743
McGrath Rentcorp	231,298	8,470
Mobile Mini, Inc.	605,400	23,411
Monotype Imaging Holdings, Inc.	290,720	8,480
Navigant Consulting, Inc.A	160,090	2,813
PHH Corp.A	884,460	21,466
PHI, Inc.A	33,250	1,225
Pitney Bowes, Inc. E	625,590	15,752
Quad Graphics, Inc. E	87,340	2,003
RR Donnelley & Sons Co. E	582,180	10,753
Steelcase, Inc., Class A	536,782	7,928

	Shares	Fair Value
		(000’s)
TAL International Group, Inc. E	108,470	$4,667
TrueBlue, Inc.A	361,980	8,879
United Stationers Supply Co.	317,280	13,145

		337,365

Construction & Engineering—1.75%
Aegion Corp.A	595,802	12,226
Comfort Systems USA, Inc.	925,885	15,777
Dycom Industries, Inc.A	650,550	18,104
EMCOR Group, Inc.	68,375	2,907
Granite Construction, Inc.	138,940	4,625
MYR Group, Inc.A	414,500	10,392
Tutor Perini Corp.	580,792	13,126
URS Corp.	290,860	14,601

		91,758

Diversified Manufacturing—0.39%
Barnes Group, Inc.	546,617	20,465

Electrical Equipment—2.00%
Brady Corp., Class A	85,354	2,335
Energy XXI Bermuda Ltd.	90,815	2,084
EnerSys, Inc.	241,965	16,468
General Cable Corp.	165,244	4,714
Geospace Technologies Corp.A	127,391	10,130
Global Power Equipment Group, Inc.	167,160	2,977
GrafTech International Ltd.A E	405,500	4,156
II-VI, Inc.	1,251,000	19,103
Regal-Beloit Corp.	420,590	31,163
The Babcock & Wilcox Co.	348,300	11,940

		105,070

Industrial Conglomerates—0.22%
Chemed Corp. E	125,350	9,892
Standex International Corp.	29,600	1,684

		11,576

Machinery—3.29%
American Railcar Industries, Inc. E	40,730	1,993
Astec Industries, Inc.	174,310	6,484
CIRCOR International, Inc.	72,800	5,243
Esterline Technologies Corp.A	136,404	14,043
FreightCar America, Inc.	214,490	4,929
Greenbrier Cos., Inc.A	72,640	2,665
ITT Corp.	119,310	4,886
L.B. Foster Co., Class A	21,415	922
Meritor, Inc.A	1,589,400	17,452
Miller Industries, Inc.	231,100	4,238
Mueller Industries, Inc.	99,310	6,181
Oshkosh Corp.	690,280	37,372
Terex Corp.	589,400	24,165
Titan International, Inc. E	1,054,700	17,677
Trinity Industries, Inc.	365,191	21,265
Wabash National Corp.A	219,480	3,009

		172,524

Marine—0.39%
Gulfmark Offshore, Inc., Class A	85,880	3,655
Matson, Inc.	692,700	16,576

		20,231

	Shares	Fair Value
		(000’s)
Road & Rail—0.83%
Forward Air Corp.	380,009	$16,926
Landstar System, Inc.	130,680	7,506
Ryder System, Inc.	271,405	19,321

		43,753

Trading Companies & Distributors—0.56%
Air Lease Corp.	320,060	10,075
MRC Global, Inc.A	400,400	11,180
WESCO International, Inc.A E	99,010	8,214

		29,469

Total Industrials		1,086,657

INFORMATION TECHNOLOGY—12.69%
Communications Equipment—1.91%
Anixter International, Inc.	95,160	8,347
ARRIS Group, Inc.A	947,748	24,547
Brocade Communications Systems, Inc.A	2,956,062	27,609
Emulex Corp.A	1,433,110	10,548
IxiaA	535,720	6,852
Plantronics, Inc.	133,510	5,732
Verint Systems, Inc.A	362,330	16,464

		100,099

Computers & Peripherals—0.40%
Lexmark International, Inc., Class A	200,520	7,858
Mercury Systems, Inc.A	665,137	7,117
Synaptics, Inc.A E	104,640	6,107

		21,082

Electronic Equipment & Instruments—3.49%
Arrow Electronics, Inc.	149,686	7,691
AVX Corp.	540,380	6,982
Benchmark Electronics, Inc.A	188,540	4,286
Celestica, Inc.A	186,500	1,850
Ingram Micro, Inc., Class AA	684,711	17,131
Intersil Corp., Class A	254,710	2,888
Itron, Inc.A	77,746	3,139
Jabil Circuit, Inc.	402,830	7,239
Littelfuse, Inc.	203,300	18,195
Methode Electronics, Inc.	774,500	26,070
Plexus Corp.A	624,825	24,431
Sanmina Corp.A	415,950	6,955
Scansource, Inc.A	74,520	2,797
Tech Data Corp.A	138,489	7,467
TTM Technologies, Inc.A	344,970	2,763
Veeco Instruments, Inc.A	177,120	6,732
Vishay Intertechnology, Inc.	2,670,640	36,268

		182,884

Internet Software & Services—0.52%
Blucora, Inc.	224,700	5,755
Netgear, Inc.A	678,600	21,654

		27,409

IT Consulting & Services—1.34%
Booz Allen Hamilton Holding Corp.	446,580	8,163
CACI International, Inc., Class AA	256,220	18,965
CIBER, Inc.A	117,200	455

	Shares	Fair Value
		(000’s)
Mantech International Corp., Class A	141,185	$4,108
Sykes Enterprises, Inc.A	822,285	17,235
SYNNEX Corp.A	376,150	21,122

		70,048

Semiconductor Equipment & Products—3.84%
Advanced Energy Industries, Inc.A	419,450	11,451
Amkor Technology, Inc.A E	689,520	3,654
ATMI, Inc.A	282,980	7,833
Brooks Automation, Inc.	1,454,300	14,761
Diodes, Inc.A	670,500	15,361
Fairchild Semiconductor International, Inc.A	1,245,400	15,891
FEI Co.	84,210	7,892
GT Advanced Technologies, Inc.A E	962,180	9,882
International Rectifier Corp.A	184,780	4,806
Kulicke & Soffa Industries, Inc.A	1,409,597	16,408
Microsemi Corp.	269,545	6,318
MKS Instruments, Inc.	324,170	9,767
Omnivision Technologies, Inc.A	864,300	13,302
ON Semiconductor Corp.A	1,821,900	15,231
Photronics, Inc.A	856,000	7,105
QLogic Corp.A	1,074,965	12,437
Teradyne, Inc. E	1,302,600	24,503
TriQuint Semiconductor, Inc.A	528,820	4,389

		200,991

Software—1.19%
Comverse, Inc.A	186,880	6,735
DST Systems, Inc.	57,020	5,189
EPIQ Systems, Inc.	76,604	1,100
FARO Technologies, Inc.A	386,420	19,986
Mentor Graphics Corp.	844,810	17,572
Netscout Systems, Inc.A	341,520	12,062

		62,644

Total Information Technology		665,157

MATERIALS—5.70%
Chemicals—1.98%
A. Schulman, Inc.	55,220	1,876
American Vanguard Corp.	563,600	13,098
Cabot Corp.	129,658	6,310
Cytec Industries, Inc.	127,480	11,469
FutureFuel Corp.	136,000	2,225
Innophos Holdings, Inc.	172,000	8,027
Innospec, Inc.	69,090	2,960
Landec Corp.A	521,850	5,610
Olin Corp. E	450,210	11,575
PolyOne Corp.	723,100	25,714
Scotts Miracle-Gro Co., Class A	247,900	14,723

		103,587

Containers & Packaging—0.24%
KapStone Paper and Packaging Corp.	443,204	12,396

Metals & Mining—2.91%
Allegheny Technologies, Inc.	300,450	9,446
Allied Nevada Gold Corp.A E	1,385,460	6,803

	Shares	Fair Value
		(000’s)
AMCOL International Corp.	290,488	$9,897
Carpenter Technology Corp.	168,320	9,781
Century Aluminum Co.A	266,000	3,104
Cliffs Natural Resources, Inc. E	459,340	8,874
Coeur d’Alene Mines Corp.	351,109	3,564
Gibraltar Industries, Inc.A	468,139	8,361
Haynes International, Inc.	117,160	5,992
Horsehead Holding Corp.A	860,400	13,181
Kaiser Aluminum Corp.	326,400	22,785
Materion Corp.	676,500	17,975
Noranda Aluminum Holding Corp.	1,357,600	4,426
Pan American Silver Corp. E	299,543	3,774
RTI International Metals, Inc.A	96,610	3,007
Schnitzer Steel Industries, Inc., Class A	176,140	4,654
Steel Dynamics, Inc.	240,998	3,976
US Silica Holdings, Inc. E	304,800	9,028
Worthington Industries, Inc.	115,705	4,691

		153,319

Paper & Forest Products—0.57%
Domtar Corp.	95,430	10,250
Louisiana-Pacific Corp.A	554,480	9,720
Resolute Forest Products, Inc.A E	297,970	5,751
Schweitzer-Mauduit International, Inc.	88,100	4,064

		29,785

Total Materials		299,087

TELECOMMUNICATION SERVICES—0.39%
Diversified Telecommunication Services—0.22%
Atlantic Tele-Network, Inc.	44,210	2,575
EchoStar Corp., Class AA	134,340	6,318
Vonage Holdings Corp.A	652,640	3,009

		11,902

Wireless Telecommunication Services—0.17%
Telephone & Data Systems, Inc.	323,983	8,754

Total Telecommunication Services		20,656

UTILITIES—2.86%
Electric—2.12%
El Paso Electric Co.	315,770	11,504
Great Plains Energy, Inc.	1,005,390	24,813
Hawaiian Electric Industries, Inc. E	645,640	16,800
IDACORP, Inc.	259,895	13,704
NorthWestern Corp.	182,010	8,229
Ormat Technologies, Inc. E	121,210	2,988
PNM Resources, Inc.	233,880	5,765
Portland General Electric Co.	911,794	27,517
TECO Energy, Inc.	20,935	343

		111,663

Gas—0.37%
Chesapeake Utilities Corp.	72,699	4,278
Laclede Group, Inc.	104,640	4,802
WGL Holdings, Inc.	268,390	10,140

		19,220

	Shares	Fair Value
		(000’s)
Multi-Utilities—0.37%
Avista Corp.	155,940	$4,496
Westar Energy, Inc.	446,470	14,809

		19,305

Total Utilities		150,188

Total Common Stock (Cost $3,941,381)		5,010,059

RIGHT—0.00% (Cost $26)
RIGHTS/WARRANTS—0.00%
Community Health Services, Corp.		16

SHORT-TERM INVESTMENTS—4.63%
American Beacon U.S. Government Money Market Select Fund, Select Class D	20,000,000	20,000
JPMorgan U.S. Government Money Market Fund, Capital Class	222,635,704	222,636

Total Short-Term Investments (Cost $242,636)		242,636

SECURITIES LENDING COLLATERAL—5.27%
DWS Government and Agency Securities Portfolio, Institutional Class	46,382,818	46,383
American Beacon U.S. Government Money Market Select Fund, Select Class D	229,740,365	229,740

Total Securities Lending Collateral (Cost $276,123)		276,123

TOTAL INVESTMENTS—105.44% (Cost $4,460,166)		5,528,834
LIABILITIES, NET OF OTHER ASSETS—(5.44%)		(285,240)

TOTAL NET ASSETS—100.00%		$5,243,593

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	REIT—Real Estate Investment Trust.
C	Limited Liability Company.
D	The Fund is affiliated by having the same investment advisor.
E	All or a portion of this security is on loan at January 31, 2014.

Futures Contracts Open on January 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Future	Long	2,077	March, 2014	$234,348	$(720)

				$234,348	$(720)

American Beacon Small Cap Value II Fund

January 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK—94.08%
CONSUMER DISCRETIONARY—9.71%
Auto Components—1.52%
Dana Holding Corp.	3,764	$71
Fuel Systems Solutions, Inc.A	4,039	50

		121

Distributors—0.84%
Core-Mark Holding Co., Inc.	880	67

Hotels, Restaurants & Leisure—0.75%
National CineMedia, Inc.	685	13
Ruby Tuesday, Inc.A	8,362	47

		60

Household Durables—0.80%
Helen of Troy Ltd.A	1,170	64

Internet & Catalog Retail—0.49%
FTD Cos., Inc.A	1,258	39

Media—0.44%
John Wiley & Sons, Inc., Class A	650	35

Specialty Retail—3.43%
Citi Trends, Inc.A	4,693	75
Genesco, Inc.A	795	56
Pep Boys, Inc.A	3,264	39
Stage Stores, Inc.	3,063	60
West Marine, Inc.A	3,208	42

		272

Textiles & Apparel—1.44%
Perry Ellis International, Inc.	2,534	40
RG Barry Corp.	1,920	34
Rocky Brands, Inc.	2,666	41

		115

Total Consumer Discretionary		773

CONSUMER STAPLES—4.50%
Beverages—0.59%
National Beverage Corp.	2,275	47

Food & Drug Retailing—1.60%
Andersons, Inc.	300	25
Casey’s General Stores, Inc.	455	31
CST Brands, Inc.	2,223	71

		127

Food Products—2.31%
Cal-Maine Foods, Inc.	840	42
Darling International, Inc.A	3,296	64
Inventure Foods, Inc.A	6,162	78

		184

Total Consumer Staples		358

	Shares	Fair Value
		(000’s)
ENERGY—7.35%
Energy Equipment & Services—5.11%
Atwood Oceanics, Inc.A	550	$26
C&J Energy Services, Inc.A	1,095	26
Cal Dive International, Inc.A	18,899	31
Hornbeck Offshore Services, Inc.A	1,403	60
Key Energy Services, Inc.A	4,035	29
Patterson-UTI Energy, Inc.	3,161	81
Superior Energy Services, Inc.	2,394	57
Unit Corp.A	1,934	97

		407

Oil & Gas—2.24%
Natural Gas Services Group, Inc.A	878	25
Stone Energy Corp.A	2,065	64
Triangle Petroleum Corp.A	6,431	49
Vaalco Energy, Inc.	6,617	40

		178

Total Energy		585

FINANCIALS—26.99%
Banks—9.59%
1st Source Corp.	885	26
Bancfirst Corp.	230	12
Bancorp, Inc.A	9,055	173
BBCN Bancorp, Inc.	1,425	21
Boston Private Financial Holdings, Inc.	2,820	35
Bridge Capital HoldingsA	530	12
Bryn Mawr Bank Corp.	1,345	37
C&F Financial Statutory Trust I	470	17
Center Bancorp, Inc.	1,250	22
Dime Community Bancshares, Inc.	1,460	24
Eagle Bancorp, Inc.A	1,373	46
Federated National Holding Co.	5,761	76
First Business Financial Services, Inc.	281	12
First Financial Holdings, Inc.	398	24
First of Long Island Corp.	305	12
FirstMerit Corp.	1,235	25
German American Bancorp, Inc.	692	19
Hanmi Financial Corp.	1,312	28
Horizon Bancorp	3,228	72
S.Y. Bancorp, Inc.	425	13
United Financial Bancorp, Inc.	1,400	25
Washington Federal, Inc.	1,482	32

		763

Diversified Financials—4.99%
Cash America International, Inc.	330	12
CBIZ, Inc.A	4,370	38
ConnectOne Bancorp, Inc.A	2,313	105
Gain Capital Holdings, Inc.	5,067	45
GFI Group, Inc.	10,334	39
JTH Holding, Inc., Class AA	525	14
Nicholas Financial, Inc.	1,920	30
Pacific Continental Corp.	2,526	36
Piper Jaffray Cos.A	1,353	53

	Shares	Fair Value
		(000’s)
Texas Capital Bancshares, Inc.A	421	$25

		397

Insurance—4.22%
American Equity Investment Life Holding Co.	2,880	63
Enstar Group Ltd.A	150	19
Horace Mann Educators Corp.	2,365	65
Investors Title Co.	435	35
Primerica, Inc.	1,175	50
ProAssurance Corp.	809	38
Protective Life Corp.	1,360	66

		336

Real Estate—8.19%
Alexander & Baldwin, Inc.	1,135	44
Apollo Commercial Real Estate Finance, Inc.B	1,525	26
BioMed Realty Trust, Inc.B	2,925	57
Chatham Lodging TrustB	2,035	43
Colony Financial, Inc.B	2,599	59
DiamondRock Hospitality Co.B	4,831	56
Forestar Group, Inc.A	2,024	40
Franklin Street Properties Corp.B	4,505	54
LaSalle Hotel PropertiesB	1,444	44
LTC Properties, Inc.B	1,065	40
Pebblebrook Hotel TrustB	1,708	51
PS Business Parks, Inc.B	639	50
Ryman Hospitality Properties, Inc.B	720	30
STAG Industrial, Inc.B	1,190	26
Summit Hotel Properties, Inc.B	3,600	32

		652

Total Financials		2,148

HEALTH CARE—3.05%
Biotechnology—0.45%
RTI Biologics, Inc.A	11,518	36

Health Care Equipment & Supplies—1.11%
CONMED Corp.	917	38
Hillenbrand, Inc.	1,845	50

		88

Health Care Providers & Services—1.49%
Ensign Group, Inc.	835	35
Magellan Health Services, Inc.A	860	52
US Physical Therapy, Inc.	1,020	32

		119

Total Health Care		243

INDUSTRIALS—18.74%
Aerospace & Defense—0.95%
Triumph Group, Inc.	695	48
World Fuel Services Corp.	655	28

		76

Building Products—1.32%
Crane Co.	1,213	77

	Shares	Fair Value
		(000’s)
Universal Forest Products, Inc.	538	$28

		105

Commercial Services & Supplies—2.73%
Brink’s Co.	688	22
Iconix Brand Group, Inc.A	2,137	79
Koppers Holdings, Inc.	580	23
Layne Christensen Co.A	2,052	35
United Stationers Supply Co.	1,395	58

		217

Construction & Engineering—3.89%
EMCOR Group, Inc.	2,449	103
Granite Construction, Inc.	1,671	56
MasTec, Inc.A	2,654	95
URS Corp.	1,122	56

		310

Diversified Manufacturing—1.23%
Barnes Group, Inc.	2,625	98

Electrical Equipment—2.59%
AZZ, Inc.	1,560	65
GrafTech International Ltd.A	5,828	60
Houston Wire & Cable Co.	2,345	31
Powell Industries, Inc.	599	37
Preformed Line Products Co.	200	13

		206

Industrial Conglomerates—0.45%
Teleflex, Inc.	384	36

Machinery—2.70%
Astec Industries, Inc.	1,003	37
EnPro Industries, Inc.A	1,548	113
John Bean Technologies Corp.	1,085	33
Kadant, Inc.	885	32

		215

Marine—1.17%
CAI International, Inc.A	1,749	36
Gulfmark Offshore, Inc., Class A	1,325	57

		93

Road & Rail—1.71%
Marten Transport Ltd.	2,419	46
Old Dominion Freight Line, Inc.A	1,050	57
TravelCenters of America LLCA	3,794	33

		136

Total Industrials		1,492

INFORMATION TECHNOLOGY—15.09%
Communications Equipment—3.09%
Anixter International, Inc.	460	40
ARRIS Group, Inc.A	966	25
NICE Systems Ltd., Sponsored ADRC	1,623	64
Oplink Communications, Inc.A	2,802	47
Polycom, Inc.A	5,813	70

		246

	Shares	Fair Value
		(000’s)
Computers & Peripherals—0.83%
Mercury Systems, Inc.A	2,421	$26
Synaptics, Inc.A	694	40

		66

Electronic Equipment & Instruments—5.52%
Analogic Corp.	742	71
Electro Scientific Industries, Inc.	6,206	67
ePlus, Inc.	460	25
Itron, Inc.A	1,329	54
MTS Systems Corp.	930	65
Plexus Corp.A	620	24
Tech Data Corp.A	1,045	56
Vishay Intertechnology, Inc.	5,627	77

		439

IT Consulting & Services—0.33%
MoneyGram International, Inc.A	1,390	26

Semiconductor Equipment & Products—5.01%
Entegris, Inc.A	6,046	64
FormFactor, Inc.A	4,509	29
Kulicke & Soffa Industries, Inc.A	6,507	76
LTX-Credence Corp.A	4,404	38
Omnivision Technologies, Inc.A	2,464	38
Photronics, Inc.A	18,676	154

		399

Software—0.31%
Mentor Graphics Corp.	1,190	25

Total Information Technology		1,201

MATERIALS—6.93%
Chemicals—3.97%
Cabot Corp.	1,876	90
Innophos Holdings, Inc.	1,425	67
Innospec, Inc.	295	13
Olin Corp.	895	23
OM Group, Inc.A	2,537	82
Stepan Co.	660	42

		317

Metals & Mining—2.24%
Royal Gold, Inc.	965	54
RTI International Metals, Inc.A	1,427	44
Schnitzer Steel Industries, Inc., Class A	1,378	36
Stillwater Mining Co.A	3,473	44

		178

Paper & Forest Products—0.72%
Schweitzer-Mauduit International, Inc.	1,225	57

Total Materials		552

UTILITIES—1.72%
Electric—0.83%
NorthWestern Corp.	585	26
Portland General Electric Co.	1,294	40

		66

	Shares	Fair Value
		(000’s)
Gas—0.89%
Laclede Group, Inc.	870	$39
WGL Holdings, Inc.	844	32

		71

Total Utilities		137

Total Common Stock (Cost $6,765)		7,489

SHORT-TERM INVESTMENTS—4.94% (Cost $393)
JPMorgan U.S. Government Money Market Fund, Capital Class	392,720	393

TOTAL INVESTMENTS—99.02% (Cost $7,158)		7,882
OTHER ASSETS, NET OF LIABILITIES—0.98%		78

TOTAL NET ASSETS—100.00%		$7,960

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	REIT—Real Estate Investment Trust.
C	ADR—American Depositary Receipt.

Futures Contracts Open on January 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Future	Long	4	March, 2014	$451	$0

				$451	$0

American Beacon International Equity Fund

January 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Australia—0.70%
Common Stocks—(Cost $12,436)
Ansell Ltd.A B	380,746	$6,361
James Hardie Industries PLC, CDI	745,301	8,415

Total Australia		14,776

Austria—0.34%
Common Stocks—(Cost $6,067)
Uniqa Insurance Group AG A B	554,031	7,142

Belgium—1.22%
Common Stocks—(Cost $17,666)
Anheuser-Busch InBev N.V.A	190,879	18,307
KBC Groep N.V.A B	128,425	7,581

Total Belgium		25,888

Canada—2.14%
Common Stocks—(Cost $45,806)
Imperial Oil Ltd.B	322,300	13,181
MDA Corp.B I	119,000	8,454
Rogers Communications, Inc., Class B	280,300	11,791
Suncor Energy, Inc.	170,600	5,605
Talisman Energy, Inc.	578,700	6,230

Total Canada		45,261

Denmark—0.34%
Common Stocks—(Cost $7,791)
Carlsberg AS Class BA B	73,283	7,141

Finland—0.70%
Common Stocks—(Cost $9,235)
Sampo OYJ Class AA	318,505	14,777

France—11.64%
Common Stocks—(Cost $194,373)
Alstom S.A.A	282,020	7,996
AXA S.A.A	698,972	18,345
BNP ParibasA	626,529	48,371
Cap Gemini S.A.A B	146,064	9,947
Cie de St-GobainA	157,400	8,258
Cie Generale des Etablissements MichelinA	90,840	9,571
Crédit Agricole S.A.A B	288,412	3,878
France Telecom S.A.A	438,720	5,415
GDF SuezA	266,014	5,865
Legrand S.A.A	251,939	13,358
Peugeot S.A.A I	282,234	4,325
SanofiA	538,855	52,747
Technip S.A.A	168,964	14,391

	Shares	Fair Value
		(000’s)
Total S.A.A	353,909	$20,210
Valeo S.A.A	93,500	10,439
Vivendi S.A.A	497,353	13,340

Total France		246,456

Germany—10.29%
Common Stocks—(Cost $143,812)
Bayer AG RegA	347,343	45,731
Bayerische Motoren Werke AGA	127,818	13,917
Commerzbank AGA B	586,300	9,964
Daimler AGA	213,455	17,870
Deutsche Boerse AGA B	125,980	9,688
Deutsche Post AG RegA	127,840	4,422
HeidelbergCement AGA	133,810	9,955
Infineon Technologies AGA	1,022,540	10,542
Linde AGA	35,587	6,739
Merck KGaAA	156,978	24,338
METRO AGA	219,610	9,054
Muenchener Rueckversicherungs AG RegA	33,507	6,917
SAP AGA	132,421	10,125
Siemens AG RegA C I	254,057	32,194

Total Common Stocks		211,456

Preferred Stocks—(Cost $7,140)
Volkswagen AGA B	26,266	6,657

Total Germany		218,113

Greece—0.18%
Common Stocks—(Cost $3,855)
Piraeus Bank S.A. A B	1,668,179	3,879

Hong Kong/China—2.73%
Common Stocks—(Cost $58,328)
AIA Group Ltd.A	1,662,800	7,690
China Merchants Holdings Intl.A B	1,730,000	5,913
CNOOC Ltd.A	7,866,000	12,162
HSBC Holdings PLCA	2,160,796	22,549
Hutchison Whampoa Ltd.A	238,000	2,926
The Link REITD	1,071,159	4,819
Yue Yuen Industrial Holdings Ltd.A	574,660	1,787

Total Hong Kong/China		57,846

Ireland—0.95%
Common Stocks—(Cost $15,468)
CRH PLCA	608,660	15,684
Smurfit Kappa Group PLCA	188,174	4,396

Total Ireland		20,080

Israel—0.55%
Common Stocks—(Cost $10,248)
Teva Pharmaceutical Industries Ltd. Sponsored, ADR E	262,140	11,699

	Shares	Fair Value
		(000’s)
Italy—2.04%
Common Stocks—(Cost $35,608)
Atlantia SpAA	491,127	$11,189
ENI SpAA	889,950	20,165
Intesa Sanpaolo SpAA	2,847,656	7,700
UniCredit SpAA	563,187	4,225

Total Italy		43,279

Japan—12.59%
Common Stocks—(Cost $227,668)
AEON Financial Service Co., Ltd.A C I	215,100	4,975
Asics Corp.A	627,980	10,833
Canon, Inc.A	241,600	7,071
Daikin Industries Ltd.A	156,100	8,937
Daiwa House Industry Co. Ltd.A	560,000	10,544
Don Quijote Co., Ltd.A	239,800	14,547
Hitachi Ltd.A	1,310,000	9,961
ITOCHU Corp.A	523,400	6,362
Japan Tobacco, Inc.A	363,900	11,240
JGC Corp.A	189,000	7,128
KDDI Corp.A	636,900	35,017
Konica Minolta, Inc.A	1,253,500	13,163
LIXIL Group Corp.A	409,100	10,510
Nikon Corp.A	952,500	16,237
Nissan Motor Co., Ltd.A	1,218,700	10,394
Seven & I Holdings Co., Ltd.A	313,000	12,404
Shin-Etsu Chemical Co., Ltd.A	235,400	13,086
Sumitomo Mitsui Financial Group, Inc.A	609,200	28,183
Suntory Beverage & Food Ltd.A B	184,600	6,022
Toyota Motor Corp.A	397,200	22,640
Trend Micro, Inc.A B	21,700	667
Yahoo Japan Corp.A	1,182,700	6,659

Total Japan		266,580

Luxembourg—0.52%
Common Stocks—(Cost $6,935)
RTL Group S.A. A	89,700	10,947

Netherlands—6.44%
Common Stocks—(Cost $108,636)
Akzo NobelA	501,510	35,987
European Aeronautic Defence and Space Co., N.V.A	178,727	12,668
ING Groep N.V. CVAA B	1,037,920	13,745
Koninklijke Philips Electronics N.V.A	240,627	8,372
PostNL N.V.A B	1,768,987	9,911
Reed Elsevier N.V.	1,232,569	25,395
SBM Offshore N.V.A B F	692,530	13,329
TNT Express N.V.A	1,205,200	10,603
Unilever N.V., GDRA G	170,393	6,357

Total Netherlands		136,367

	Shares	Fair Value
		(000’s)
Norway—1.08%
Common Stocks—(Cost $19,131)
Petroleum Geo-Services ASAA B	478,073	$4,957
Statoil ASAA	340,020	8,071
Telenor ASAA	472,140	9,810

Total Norway		22,838

Portugal—0.42%
Common Stocks—(Cost $11,695)
Galp Energia SGPS S.A.A B	358,780	5,550
Portugal Telecom SGPS S.A. RegA C I	771,300	3,395

Total Portugal		8,945

Singapore—2.17%
Common Stocks—(Cost $35,885)
DBS Group Holdings Ltd.A	1,156,342	14,931
Flextronics International Ltd.B	1,277,170	10,409
Noble Group Ltd.A	752,000	560
Sembcorp Industries Ltd.	1,160,000	4,773
Sembcorp Marine Ltd.A	1,755,000	5,585
Singapore Telecommunications Ltd.A	3,526,000	9,753

Total Singapore		46,011

South Korea—3.57%
Common Stocks—(Cost $74,480)
Hana Financial Group, Inc.A	136,940	5,196
Hyundai Motor Co., Ltd.A	18,049	5,158
KB Financial Group, Inc., ADRE	182,978	6,138
Korea Electric Power Corp.A	253,060	8,266
KT&G Corp.A	158,000	11,156
LG Electronics, Inc.A	119,709	7,309
POSCOA	34,148	9,506
Samsung Electronics Co., Ltd.A	2,803	3,317
Samsung Electronics Co., Ltd., GDRA G	12,604	7,388
SK Telecom Co., Ltd.A	60,831	12,281

Total South Korea		75,715

Spain—2.47%
Common Stocks—(Cost $39,438)
Banco Bilbao Vizcaya Argentaria S.A.A	398,317	4,759
Mediaset Espana Comunicacion S.A.A B	682,006	8,403
Red Electrica Corporation S.A.A B	232,280	16,248
Repsol S.A.A	171,652	4,019
Tecnicas Reunidas S.A.A	141,301	7,428
Telefonica S.A.A	747,812	11,523

Total Spain		52,380

Sweden—2.35%
Common Stocks—(Cost $37,294)
Assa Abloy AB, Class BA	209,247	10,427
Ericsson LM, Class BA	788,560	9,681
Getinge AB, Class BA B	313,520	10,763
Skandinaviska Enskilda Banken AB, Class AA	582,447	7,502

	Shares	Fair Value
		(000’s)
Swedbank AB, Class AA	433,644	$11,307

Total Sweden		49,680

Switzerland—8.58%
Common Stocks—(Cost $138,273)
ABB Ltd.A B	627,802	15,616
Clariant AGA B	169,691	3,203
Credit Suisse Group AG RegA	251,836	7,588
GAM Holding AGA	570,382	9,580
Givaudan S.A. RegA	6,494	9,599
Novartis AG RegA	715,947	56,620
Roche Holding AG GenusscheinA	90,825	24,959
Swatch Groug AGA B	16,926	10,062
Swiss Re AGA	104,450	9,020
UBS AG RegA	1,150,959	22,789
Zurich Insurance Group AGA	43,544	12,625

Total Switzerland		181,661

United Kingdom—20.72%
Common Stocks—(Cost $352,222)
Aviva PLCA	3,338,669	24,399
BAE Systems PLCA	1,564,304	11,020
Balfour Beatty PLCA	1,183,989	5,674
Barclays PLCA	3,243,176	14,498
BG Group PLCA	848,604	14,240
BP PLCA	1,197,900	9,387
British American Tobacco PLCA	704,805	33,747
Carnival PLCA B	196,777	8,080
Direct Line Insurance GroupA	2,789,944	12,135
GlaxoSmithKline PLCA	504,900	13,000
Glencore Xstrata PLCA B	2,436,951	12,903
HSBC Holdings PLCA	181,810	1,871
Informa PLCA	1,571,063	13,335
Kingfisher PLCA	1,692,500	10,270
Ladbrokes PLCA B	1,307,562	3,211
Lloyds Banking Group PLCA B	32,829,908	44,888
Marks & Spencer Group PLCA	1,472,810	11,388
Michael Page International PLCA	776,247	5,671
Prudential PLCA	937,988	18,901
Reed Elsevier PLCA	868,974	12,662
Rexam PLCA B	3,098,198	25,086
Rio Tinto PLCA	131,403	6,999
Rolls-Royce Holdings PLCA	388,821	7,578
Royal Dutch Shell PLC, Class BA	256,246	9,355
Royal Dutch Shell PLC, Class AA	996,631	34,424
Standard Chartered PLCA	250,260	5,098
Taylor Wimpey PLCA	4,839,934	8,909
Tesco PLCA	3,437,932	18,093
Unilever PLCA	311,354	11,970
Vodafone Group PLCA	8,139,006	30,245

Total United Kingdom		439,037

SHORT-TERM INVESTMENTS—4.95%
American Beacon U.S. Government Money Market Select Fund, Select ClassH	10,000,000	10,000

	Shares	Fair Value
		(000’s)
JPMorgan U.S. Government Money Market Fund, Capital ClassA	94,773,201	94,773

Total Short-Term Investments (Cost 104,773)		$104,773

SECURITIES LENDING COLLATERAL—2.31% (Cost 48,867)
American Beacon U.S. Government Money Market Select Fund, Select ClassH	33,757,256	33,757
DWS Government and Agency Securities Portfolio, Institutional Class	15,109,589	15,110
Total Securities Lending Collateral		48,867

TOTAL INVESTMENTS—101.99% (Cost $1,773,130)		2,160,138
LIABILITIES, NET OF OTHER ASSETS—(1.99)%		(42,125)

TOTAL NET ASSETS—100.00%		$2,118,013

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees.
B	Non-income producing security.
C	All or a portion of this security is on loan at 1/31/2014.
D	REIT—Real Estate Investment Trust.
E	ADR—American Depositary Receipt.
F	Private Placement
G	GDR—Global Depositary Receipt.
H	The Fund is affiliated by having the same investment advisor.
I	All or a portion of this security is on loan at January 31, 2014.

Futures Contracts Open on January 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Future Feb	Long	26	February, 2014	$2,707	$(116)
CAC 40 10 Euro Futures Mar	Long	180	March, 2014	10,117	(15)
DAX Index Futures Mar	Long	30	March, 2014	9,430	(39)
FTSE 100 Index Futures Mar	Long	209	March, 2014	22,184	(251)
FTSE MIB Index Futures Mar	Long	18	March, 2014	2,354	66
Hang Seng Index Futures Feb	Long	20	February, 2014	2,834	7
IBEX 35 Index Future	Long	26	February, 2014	3,485	(126)
OMXS 30 Index Futures Feb	Long	165	February, 2014	3,284	(46)
S&P TSX 60 Index Futures Mar	Long	73	March, 2014	10,268	203
SPI 200 Futures Mar	Long	67	March, 2014	7,516	(6)
TOPIX Index Futures Mar	Long	178	March, 2014	21,206	(887)

				$95,385	$(1,210)

Forward Foreign Currency Exchange Contracts on January 31, 2014 (000’s):

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CHF	550,533	3/11/2014	BOA	$—	$(2,844)	$(2,844)
Buy	EUR	3,298,955	3/11/2014	BOA	—	(47,247)	(47,247)
Buy	JPY	4,252,415	3/11/2014	GST	80,014	—	80,014
Buy	SEK	2,228,003	3/11/2014	CBK	—	(11,945)	(11,945)
Buy	EUR	20,888,883	3/11/2014	CBK	—	(176,501)	(176,501)
Buy	CHF	8,956,374	3/11/2014	CBK	—	(38,022)	(38,022)
Buy	GBP	2,281,137	3/11/2014	BOA	—	(499)	(499)
Buy	SEK	76,580	3/11/2014	BOA	—	(1,375)	(1,375)
Buy	CAD	1,019,116	3/11/2014	CBK	—	(17,806)	(17,806)
Buy	AUD	72,467	3/11/2014	CBK	—	(1,685)	(1,685)
Buy	CAD	8,055,143	3/11/2014	GST	—	(352,161)	(352,161)
Buy	AUD	6,198,945	3/11/2014	RBS	—	(234,472)	(234,472)
Buy	JPY	16,735,934	3/11/2014	UAG	19,145	—	19,145
Buy	GBP	18,929,494	3/11/2014	BRC	41,483	—	41,483
Sell	JPY	2,838,096	3/11/2014	FBF	—	(28,932)	(28,932)
Sell	CHF	1,455,218	3/11/2014	BRC	28,529	—	28,529
Sell	AUD	874,837	3/11/2014	BNP	15,189	—	15,189
Sell	CAD	1,160,859	3/11/2014	BNP	52,570	—	52,570
Sell	EUR	3,021,119	3/11/2014	BRC	57,429	—	57,429
Sell	SEK	387,784	3/11/2014	BRC	—	(3,426)	(3,426)
Sell	GBP	2,935,238	3/11/2014	FBF	—	(17,740)	(17,740)

					$294,360	$(934,635)	$(640,294)

Glossary:

Counterparty Abbreviations:

BNP	BNP Paribas	GST	Goldman Sachs International
BOA	Bank of America, N.A.	FBF	Credit Suisse Intl.
BRC	Barclays Bank PLC	RBS	Royal Bank of Scotland
CBK	Citibank, N.A.	UAG	UBS AG

Currency Abbreviations:

AUD	Australian Dollar	EUR	Euro	SEK	Swedish Krona
CAD	Canadian Dollar	GBP	British Pound
CHF	Swiss Franc	JPY	Japanese Yen

American Beacon Emerging Markets Fund

January 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Argentina—0.18%
Common Stocks—(Cost $149)
YPF S.A., Sponsored ADRA	6,225	138

Preferred Stocks—(Cost $131)
Nortel Inversora S.A., B Shares, ADRA	4,450	73

Total Argentina		$211

Austria—1.79%
Common Stocks—(Cost $2,080)
Erste Group Bank AGB	47,616	1,730
Vienna Insurance Group AGB	6,955	328

Total Austria		2,058

Brazil—13.45%
Common Stocks—(Cost $20,010)
AMBEV S.A., ADRA	65,005	425
Banco Bradesco S.A.	33,650	400
Banco do Brasil S.A.	90,990	787
Banco Santander Brasil S.A., ADRA	345,200	1,578
Brasil Insurance Participacoes e Administracao S.A.	36,500	287
BRF—Brasil Foods S.A.	36,674	657
CCR S.A.	33,651	217
Centrais Eletricas Brasileiras S.A., Sponsored ADRA C	174,020	369
Cia de Saneamento Basico do Estado de Sao Paulo, ADRA C	28,260	258
Diagnosticos da America S.A.	25,600	158
EDP—Energias do Brasil S.A.	66,800	267
Embraer S.A., ADRA	39,720	1,219
Gerdau S.A., Sponsored ADRA	10,260	72
Grupo BTG Pactual	19,800	207
JBS S.A.	56,800	199
Magnesita Refratarios S.A.	83,800	182
Marfrig Alimentos S.A.	486,100	838
Petroleo Brasileiro S.A.C	24,160	138
Petroleo Brasileiro S.A., A Shares, Sponsored ADRA C	105,739	1,258
Petroleo Brasileiro S.A., Sponsored ADRA C	127,350	1,428
Raia Drogasil S.A.C	15,025	90
Sul America S.A.	32,543	179
Telefonica Brasil S.A., ADRA	60,275	1,145
TIM Participacoes S.A.	144,300	756
Ultrapar Participacoes S.A.	10,372	229
Vale S.A. Sponsored, ADRA	27,860	379
Viver Incorporadora e Construtora S.A.C	431,588	38

Total Common Stocks		13,760

	Shares	Fair Value
		(000’s)
Convertible Bonds—(Cost $116)
Viver Incorporadora e Construtora, S.A. .		94
Preferred Stocks—(Cost $1,862)
Banco Bradesco S.A.	36,496	396
Gerdau S.A.	23,500	167
Itau Unibanco Holding S.A., ADRA	51,938	636
Itau Unibanco Holding S.A.	9,110	114
Petroleo Brasileiro S.A.C	42,625	260

Total Preferred Stocks		1,573

Total Brazil		$15,427

Cayman Islands—0.14%
Common Stocks—(Cost $172)
Baoxin Auto Group Ltd.B	62,500	52
Kolao HoldingsB C	5,340	112

Total Cayman Islands		164

Chile—0.31%
Common Stocks—(Cost $486)
Banco Santander Chile S.A., ADRA	440	9
S.A.C.I. Falabella	44,469	346

Total Chile		355

Colombia—0.20%
Common Stocks—(Cost $212)
Grupo de Inversiones Suramericana S.A.	10,467	159

Preferred Stocks—(Cost $97)
Grupo de Inversiones Suramericana S.A.	4,700	73

Total Colombia		232

Czech Republic—1.04%
Common Stocks—(Cost $1,366)
Komercni Banka A.S.B	1,719	373
Telefonica Czech Republic A.S.B	56,930	825

Total Czech Republic		1,198

Egypt—0.38%
Common Stocks—(Cost $392)
Eastern Tobacco B C	26,280	435

Hong Kong/China—16.68%
Common Stocks—(Cost $20,454)
Ajisen China Holdings Ltd.B	384,000	452
Anhui Conch Cement Co., Ltd. HB	133,000	508
Bank of China Ltd. HB	1,728,000	725
Beijing Capital International Airport Co. Ltd. HB	482,000	368
Beijing Enterprises Holdings Ltd.B	18,000	153
Bosideng International Holdings Ltd.B	4,480,000	808

	Shares	Fair Value
		(000’s)
Chaoda Modern Agriculture Holdings Ltd.B	2,200,000	220
China Communications Services Corp. Ltd. HB	478,000	$258
China Conch Venture Holdings Ltd.C	17,500	43
China Construction Bank HB	1,778,325	1,222
China Life Insurance Co., Ltd. HB	117,000	319
China Machinery Engineering Corp. HB C	146,000	109
China Mengniu Dairy Co., Ltd.B	61,000	279
China Mobile Ltd.B	229,500	2,191
China Oilfield Services Ltd. HB	154,000	404
China Overseas Grand Oceans Group Ltd.B	53,000	43
China Overseas Land & Investment Ltd.B	64,000	171
China Pacific Insurance Group Co., Ltd. HB	104,600	372
China Power International Development Ltd.B	389,800	130
China Railway Group Ltd. HB	481,000	211
China Resources Power Holdings Co., Ltd.B	124,000	292
China Yuchai International Ltd.	17,000	362
China ZhengTong Auto Services Holdings Ltd.B C	64,000	39
Chongqing Changan Automobile Co., Ltd.B	31,600	57
CNOOC Ltd.B	256,000	396
Cosco International Holdings Ltd.B	1,036,000	413
COSCO Pacific Ltd.B	378,592	482
Dickson Concepts International Ltd.B	280,445	158
Dongfang Electric Corp. HB	178,000	246
Dongfeng Motor Group Co., Ltd. HB	222,000	324
First Pacific Co., Ltd.B	1,161,874	1,160
Global Bio-chem Technology Group Co., Ltd.B C	2,224,520	153
Guangzhou Automobile Group Co., Ltd. HB	129,370	127
Industrial & Commercial Bank of China Ltd. HB	901,555	554
Lianhua Supermarket Holdings Co., Ltd. HB	480,000	281
NetEase, Inc., ADRA	700	52
NWS Holdings Ltd.B	275,566	397
Parkson Retail Group Ltd.B C	1,468,000	447
PICC Property and Casualty Co., Ltd. HB	243,380	325
Qihoo 360 Technology Co., Ltd., ADRA C	3,578	362
Samsonite International S.A.B	155,400	425
Shanghai Industrial Holdings Ltd.B	135,000	450
Sihuan Pharmaceutical Holdings Group Ltd.B	184,000	198
Sino BiopharmaceuticalB	188,000	159
Sinotrans Ltd. HB	315,000	131
Tencent Holdings Ltd.B	14,400	993

	Shares	Fair Value
		(000’s)
Tsingtao Brewery Co., Ltd. HB	24,000	174
Uni-President China Holdings Ltd.B	132,000	119
Weiqiao Textile Co., Ltd. HB	834,600	$450
Xinhua Winshare Publishing and Media Co., Ltd. HB	339,000	191
Zhejiang Expressway Co., Ltd. HB	248,000	224

Total Hong Kong/China		19,127

Hungary—1.15%
Common Stocks—(Cost $1,516)
Magyar Telekom Telecommunications PLCB	316,533	425
OTP Bank PLCB	14,660	270
Richter Gedeon NyrtB C	31,070	629

Total Hungary		1,324

India—9.83%
Common Stocks—(Cost $12,956)
Asian Paints Ltd.B C	13,566	101
Axis Bank Ltd.B	31,320	551
Bharat Heavy Electricals Ltd.B	119,080	325
Glenmark Pharmaceuticals Ltd.B	30,648	272
Grasim Industries Ltd.B	870	35
HDFC Bank Ltd.B	28,517	282
Hindustan Petroleum Corp., Ltd.B	71,540	279
ICICI Bank Ltd.B	15,530	241
ICICI Bank Ltd., Sponsored ADRA	2,830	91
Idea Cellular Ltd.B C	101,565	232
India Cements Ltd.B	376,000	321
Indian Oil Corp Ltd.B	233,370	904
IndusInd Bank Ltd.B	22,313	134
Infosys Technologies Ltd.B	6,676	392
ING Bank Ltd.B C	13,293	111
ITC Ltd.B	60,144	310
Jubilant Life Sciences Ltd.B	54,650	117
Maruti Suzuki India Ltd.B	1,840	48
NMDC Ltd.	174,720	401
Oil & Natural Gas Corp. Ltd.B	29,891	130
Oriental Bank of CommerceB	39,230	109
Power Grid Corp. of India Ltd.B	228,530	347
Punjab National Bank Ltd.B	17,520	152
Reliance Industries Ltd.B	61,520	816
Reliance Infrastructure Ltd.B	185,525	1,104
Rolta India Ltd.B	165,460	167
Sesa Sterlite Ltd., ADRA	4,332	52
Sesa Sterlite Ltd.B C	53,014	159
State Bank of India, GDRD E	2,380	114
State Bank of India	15,150	364
Steel Authority of India Ltd.B	272,130	279
Sun PharmaceuticalB C	28,898	268
Tata Chemicals Ltd.B C	144,820	609
Tata Consultancy Services Ltd.B	12,019	424
UPL Ltd.B C	274,087	821
Zee Entertainment Enterprises Ltd.B	49,715	212

Total India		11,274

	Shares	Fair Value
		(000’s)
Indonesia—1.03%
Common Stocks—(Cost $1,438)
Aneka Tambang Persero Tbk PTB	407,500	$34
Bank Negara Indonesia Persero Tbk PTB	349,600	125
Bank Tabungan Negara Persero Tbk PTB	1,335,910	99
Indosat Tbk PTB	127,900	44
Kalbe Farma Tbk PTB	1,671,000	193
Matahari Department Store Tbk PTB	189,500	180
Semen Indonesia PerseroB C	110,500	129
XL Axiata Tbk PTB C	960,603	382

Total Indonesia		1,186

Japan—0.16%
Common Stocks—(Cost $299)
Nexon Co., Ltd. B	21,100	184

Malaysia—1.08%
Common Stocks—(Cost $1,339)
Astro Malaysia Holdings BhdB C	226,800	199
CIMB Group Holdings BhdB	259,784	536
Gamuda BhdB	63,100	84
Genting BhdB	6,400	20
IHH Healthcare BhdB	116,500	128
IJM Corp., BhdB	154,600	273

Total Malaysia		1,240

Mexico—5.57%
Common Stocks—(Cost $7,333)
ALFA S.A.B.	177,845	501
Alpek S.A. de C.V.C	43,400	86
America Movil, S.A.B. de C.V., Series L, ADRA	86,353	1,836
Cemex, S.A.B. de C.V., Series L, Sponsored ADRA	130,172	1,610
Consorcio ARA, S.A.B. de C.V.	191,100	75
Desarrolladora Homex, S.A.B. de C.V.C	456,630	125
Fomento Economico Mexicano, S.A.B. de C.V., Series B, ADRA	4,439	401
Grupo Financiero Banorte, S.A.B. de C.V.	77,366	488
Grupo Financiero Santander Mexico, S.A.B. de C.V., ADRA	15,630	173
Macquarie Mexico Real Estate NPVC F	446,990	815
Mexichem, S.A.B. de C.V.	28,703	100
Urbi Desarrollos Urbanos, S.A.B. de C.V.B C	1,452,850	101
Wal-Mart de Mexico, S.A.B. de C.V.	33,842	81

Total Mexico		6,392

Netherlands—0.26%
Common Stocks—(Cost $201)
Yandex N.V. C	8,197	301

	Shares	Fair Value
		(000’s)
Peru—0.52%
Common Stocks—(Cost $610)
Credicorp Ltd.	4,540	$599

Philippines—1.37%
Common Stocks—(Cost $1,458)
BDO Unibank, Inc.B C	251,580	436
Bloomberry Resorts Corp.B C	270,600	53
DMCI Holdings, Inc.B C	202,780	266
International Container Terminal Services, Inc.B C	79,570	173
Lt Group, Inc.B C	366,600	149
Metro Pacific Investments Corp.B	2,756,300	261
SM Investments Corp.B	14,970	232

Total Philippines		1,570

Poland—2.02%
Common Stocks—(Cost $2,134)
Asseco Poland S.A.B	8,231	120
Bank Pekao S.A.B	10,714	631
Bank Zachodni WBK S.A.B	5,519	692
Energa S.A.B C	42,340	216
PKO Bank Polski S.A.B	20,330	263
Telekomunikacja Polska S.A.B	119,062	397

Total Poland		2,319

Qatar—0.19%
Common Stocks—(Cost $209)
Ooredoo QSC B C	5,439	222

Russia—5.10%
Common Stocks—(Cost $6,409)
Gazprom OAO, Sponsored ADRA	269,860	2,242
Lukoil OAO, Sponsored ADRA B	24,431	1,392
Mail.ru Group Ltd., Reg S, GDRB C E H	5,610	209
Mobile TeleSystems OJSC Sponsored, ADRA	14,500	250
NovaTek OAO, Sponsored Reg S, GDRBEH	3,000	366
Rosneft Oil Co., GDRB E	87,450	600
RusHydro JSC, ADRA	242,140	378
Sberbank, Sponsored, ADRA B C	21,530	233
Sistema JSFC, Reg S, Sponsored GDRBEH	6,704	181

Total Russia		5,851

Singapore—1.21%
Common Stocks—(Cost $1,159)
Flextronics International Ltd.C	111,815	911
Haw Par Corp., Ltd.B	72,957	477

Total Singapore		1,388

	Shares	Fair Value
		(000’s)
South Africa—1.86%
Common Stocks—(Cost $2,423)
AngloGold Ashanti Ltd.B	6,240	$91
Barclays Africa Group Ltd.B	36,700	430
JD Group Ltd.B	77,280	194
Life Healthcare Group Holdings Ltd.B	39,349	126
Murray & Roberts Holdings Ltd.B C	61,360	137
Naspers Ltd., N SharesB	5,341	548
Pick n Pay Stores Ltd.B	34,271	141
Standard Bank Group Ltd.B	20,811	219
Vodacom Group Pty Ltd.B	23,045	244

Total South Africa		2,130

South Korea—18.98%
Common Stocks—(Cost $19,267)
Cheil Worldwide, Inc.B	4,970	128
Cosmax, Inc.B C	2,143	109
Coway Co., Ltd.B	4,953	317
GS Retail Co., Ltd.B C	3,460	81
Hana Financial Group, Inc.B	7,030	267
Hite Jinro Ltd.B	14,357	286
Hotel Shilla Co., Ltd.B C	1,701	122
Hyundai Department Store Co., Ltd.B	695	93
Hyundai Development Co-Engineering & ConstructionB	9,770	221
Hyundai Engineering & Construction Co., Ltd.B	5,721	310
Hyundai Glovis Co., LtdB	1,107	234
Hyundai Heavy Industries Co Ltd.B	883	183
Hyundai Motor Co.B	5,578	1,220
Hyundai Motor Co., Ltd.B	4,526	1,293
Hyundai Rotem CompanyB C	120	3
KB Financial Group, Inc.B	55,244	1,900
Kia Motors Corp.B	19,408	972
Korea Electric Power Corp.B	23,465	767
Korea Electric Power Corp., Sponsored ADRA	7,500	122
KT Corp.B	2,250	65
KT Corp., Sponsored ADRA B	14,860	210
KT Skylife Co., Ltd.B C	2,110	55
LG Electronics, Inc.B	6,708	410
LG Household & Health Care Ltd.B	265	117
LG UPlus Corp.B	6,260	64
Lotte Chilsung Beverage Co., Ltd.B	259	390
Lotte Confectionery Co., Ltd.B	428	741
Mirae Asset Securities Co., Ltd.B	5,880	194
NCSoft Corp.B	973	177
NHN Corp.B	373	236
NongShim Co., Ltd.B	768	196
Orion Corp.B	121	99
Paradise Co. Ltd.B C	2,844	73
POSCOB	6,253	1,741
Samsung Electronics Co., Ltd.B	3,349	3,964
Samsung Fire & Marine Insurance Co., Ltd.B	1,156	267
Shinhan Financial Group Co., Ltd.B	43,162	1,827
Shinsegae Co., Ltd.B	1,900	403

	Shares	Fair Value
		(000’s)
SK Hynix, Inc.B C	7,240	$254
SK Telecom Co., Ltd., ADRA	5,910	130
SK Telecom Co., Ltd.B	1,136	229
Tong Yang Life InsuranceB	14,260	144

Total Common Stocks		20,614

Preferred Stocks—(Cost $664)
Hyundai Motor Co., Ltd.B	7,542	855
Samsung Electronics Co., Ltd.B	323	287

Total Preferred Stocks		1,142

Total South Korea		$21,756

Spain—0.15%
Common Stocks—(Cost $200)
Cemex Latam Holdings S.A. C	25,491	171

Switzerland—0.36%
Common Stocks—(Cost $395)
Coca-Cola HBC AG B C	15,589	413

Taiwan—6.16%
Common Stocks—(Cost $6,823)
Advanced Semiconductor Engineering, Inc.B	268,570	248
Chailease Holding Co., Ltd.B	96,250	235
China Life Insurance Co., Ltd.C	104,617	100
Cleanaway Co., Ltd.B	16,000	98
Compal Electronics, Inc.B	1,496,000	1,119
CTBC Financial Holding Co., Ltd.B	179,785	119
Delta Electronics, Inc.B	29,000	159
Eclat Textile Co., Ltd.B	14,280	154
First Financial Holding Co., Ltd.B	882,085	527
Fubon Financial Holding Co., Ltd.B	142,000	200
Ginko International Co., Ltd.B	12,000	220
Hermes Microvision, Inc., GDRC E	3,525	104
HON HAI Precision Industry Co., Ltd.B	234,656	656
MediaTek, Inc.B	28,000	370
Nan Ya Printed Circuit Board Corp.B	243,099	289
Powertech Technology, Inc.B	28,400	39
Shin Kong Financial Holding Co., Ltd.B	583,000	195
Siliconware Precision Industries Co.B	109,000	130
Siliconware Precision Industries Co., Sponsored ADRA	15,330	88
Simplo Technology Co., Ltd.B C	46,000	211
Taiwan Semiconductor Manufacturing Co., Ltd.B	354,385	1,214
Transcend Information, Inc.B	50,520	149
Uni-President Enterprises Corp.B	111,669	183
United Microelectronics Corp.B	649,226	265

Total Taiwan		7,072

Thailand—2.28%
Common Stocks—(Cost $3,076)
Advanced Info Service PCL	44,700	260

	Shares	Fair Value
		(000’s)
Bangkok Bank PCL, NVDRB,G	66,400	$343
Bangkok Bank PCLB	83,590	435
Kasikornbank PCL, NVDRB,G	44,100	227
Kasikornbank PCLB	66,500	343
Land and Houses PCL, NVDRB,G	919,100	239
Minor International PCLC	220,300	131
Robinson Dept Store PLCC	112,600	140
Supalai PCL, NVDRB,G	23,500	11
Supalai Public Co., Ltd.C	364,700	177
Thai Oil PCL	64,000	102
Total Access Communication PCL	40,400	117
Total Access Communication PCL, NVDRB,G	32,100	93

Total Thailand		2,618

Turkey—2.25%
Common Stocks—(Cost $3,460)
Anadolu Efes Biracilik Ve Malt Sanayii A.S.B	2,963	30
Asya Katilim Bankasi A.S.B	170,700	82
Aygaz A.S.B	155,050	523
Emlak Konut Gayrimenkul Yatirim Ortakligi ASF	258,330	246
Turkcell Iletisim Hizmetleri A.S.B C	22,475	111
Turkiye Garanti Bankasi A.S.B	269,270	710
Turkiye Halk Bankasi A.S.B	21,710	107
Turkiye Sise ve Cam Fabrikalari A.S.B	119,557	133
Turkiye Vakiflar Bankasi TaoB	355,247	542
Ulker Biskuvi Sanayi ASB	16,673	103

Total Turkey		2,587

United Arab Emirates—0.14%
Common Stocks—(Cost $128)
Emaar Properties PJSC B C	75,580	165

United Kingdom—0.59%
Common Stocks—(Cost $688)
Eurasia Drilling Co., Ltd., GDRB E	428	15
JKX Oil & Gas PLCB C	76,470	90
Mondi PLCB	20,750	316
SABMiller PLCB	5,676	255

Total United Kingdom		676

United States—0.10%
Common Stocks—(Cost $98)
Eurasia Drilling Co., Ltd., Sponsored GDR D E	3,279	113

SHORT-TERM INVESTMENTS—2.13% (Cost $2,443)
JPMorgan U.S. Government Money Market Fund, Capital Class	2,443,402	2,443

	Shares	Fair Value
		(000’s)
TOTAL INVESTMENTS—98.66% (Cost $124,253)		$113,201
OTHER ASSETS, NET OF LIABILITIES—1.34%		1,539

TOTAL NET ASSETS—100.00%		$114,739

Percentages are stated as a percent of net assets.

A	ADR—American Depositary Receipt.
B	Fair Valued pursuant to procedures approved by the Board of Trustees.
C	Non-income producing security.
D	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $227 or 0.20% of net assets. The Fund has no right to demand registration of these securities.
E	GDR—Global Depositary Receipt.
F	REIT—Real Estate Investment Trust.
G	NVDR—Non Voting Depositary Receipt.
H	Reg S – Security was purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Futures Contracts Open on January 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets March Futures	Long	75	March, 2014	$3,470	$(85)

				$3,470	$(85)

Foreign Currency Contracts Open at January, 2014 (000’s):

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
SELL	JPY	48,946	2/13/2014	SSB	—	(573)	(573)
SELL	JPY	48,946	2/13/2014	SSB	—	(583)	(583)

					$—	$(1,157)	$(1,157)

Glossary:

SSB	State Street Bank and Trust Company

Currency Abbreviations:

JPY	Japanese Yen

American Beacon High Yield Bond Fund

January 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
CONVERTIBLE PREFERRED STOCKS—0.02% (Cost $68)
TRANSPORTATION—0.02%
Other Transportation—0.02%
CEVA Holding LLC, Series A-2A B C	49	$49

COMMON STOCKS—0.18% (Cost $1,722)
CONSUMER DISCRETIONARY—0.12%
Automobiles—0.12%
General Motors Co.	6,381	230

MANUFACTURING—0.04%
Paper & Forest Products—0.04%
Catalyst Paper Corp.C	8,426	17
NewPage Holdings, Inc.A C	600	72

Total Manufacturing		89

SERVICE—0.01%
Other Service—0.01%
Dex Media, Inc.C	2,606	16

TRANSPORTATION—0.01%
Other Transportation—0.01%
CEVA Holding LLCA B C	22	22

Total Common Stocks (Cost $1,722)		357

RIGHTS—0.04% (Cost $541)
TRANSPORTATION—0.04%
Other Transportation—0.04%
Horizon Lines, Inc. Expires 9/27/2036A C D	3,581,642	80

PREFERRED STOCKS—0.21% (Cost $540)
AGENCY—0.05%
Federal Home Loan Mortgage Corporation—0.05%
Federal Home Loan Mortgage Corp., 1.00%, Due 12/31/2049C E F	10,000	100

FINANCE—0.16%
Banks—0.16%
GMAC Capital Trust I, 1.00%, Due 2/15/2040F	11,600	318

Total Preferred Stocks (Cost $540)		418

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS—0.20%
Consumer—0.03%
CEDC Finance Corp International, Inc., 10.00%, Due 4/30/2018 G	$78	68

Energy—0.17%
Energy XXI Bermuda Ltd., 3.00%, Due 12/15/2018 H	335	321

Total Convertible Obligations (Cost $394)		389

CORPORATE OBLIGATIONS—95.81%

	Par Amount	Fair Value
	(000’s)	(000’s)
Consumer—4.90%
American Rock Salt Co. LLC, 8.25%, Due 5/1/2018B H	$335	$346
ARAMARK Corp., 5.75%, Due 3/15/2020H	280	291
Beverages & More, Inc., 10.00%, Due 11/15/2018H	175	177
CEDC Finance Corp International, Inc., 8.00%, Due 4/30/2018K	173	162
Del Monte Corp., 7.625%, Due 2/15/2019	945	981
Dole Food Co., Inc., 7.25%, Due 5/1/2019H	300	300
FAGE Dairy Industry S.A., 9.875%, Due 2/1/2020H	475	500
First Quality Finance Co. Inc., 4.625%, Due 5/15/2021H	350	332
Innovation Ventures LLC, 9.50%, Due 8/15/2019B H	275	266
JBS USA LLC,
8.25%, Due 2/1/2020B H	400	434
7.25%, Due 6/1/2021B H	500	518
Libbey Glass, Inc., 6.875%, Due 5/15/2020	455	491
Marfrig Holding Europe BV, 8.375%, Due 5/9/2018H	200	184
Motors Liquidation Co., 8.375%, Due 7/15/2049A F	1,570	—
Pinnacle Operating Corp., 9.00%, Due 11/15/2020H	295	318
Post Holdings, Inc.,
6.75%, Due 12/1/2021H	100	105
7.375%, Due 2/15/2022H	400	426
Prestige Brands, Inc., 5.375%, Due 12/15/2021H	475	475
Revlon Consumer Products Corp., 5.75%, Due 2/15/2021	200	198
Reynolds Group Issuer Inc.,
8.50%, Due 5/15/2018	400	420
9.00%, Due 4/15/2019	685	729
9.875%, Due 8/15/2019	100	111
5.75%, Due 10/15/2020	580	592
8.25%, Due 2/15/2021	300	319
Simmons Foods, Inc., 10.50%, Due 11/1/2017H	375	403
Smithfield Foods, Inc., 5.875%, Due 8/1/2021H	100	102
Spectrum Brands, Inc., 6.625%, Due 11/15/2022	470	500

		9,680

Energy—17.30%
Access Midstream Partners LP, 6.125%, Due 7/15/2022I	280	298
Antero Resources Finance Corp.,
6.00%, Due 12/1/2020	575	606
5.375%, Due 11/1/2021H	200	202
Basic Energy Services, Inc., 7.75%, Due 10/15/2022	290	304
Bonanza Creek Energy, Inc., 6.75%, Due 4/15/2021	270	282
BrietBurn Energy Partners LP, 7.875%, Due 4/15/2022	200	213
Carrizo Oil & Gas, Inc.,
8.625%, Due 10/15/2018	300	324
7.50%, Due 9/15/2020	100	109
CGG S.A., 6.50%, Due 6/1/2021	600	611
Chaparral Energy, Inc.,
9.875%, Due 10/1/2020	475	534
8.25%, Due 9/1/2021	100	109
7.625%, Due 11/15/2022	780	840
Chesapeake Energy Corp.,
6.625%, Due 8/15/2020	400	446
6.875%, Due 11/15/2020	320	358
5.75%, Due 3/15/2023	550	573
Clayton Williams Energy, Inc., 7.75%, Due 4/1/2019	500	518
Comstock Resources, Inc.,
7.75%, Due 4/1/2019	310	330
9.50%, Due 6/15/2020	420	475

	Par Amount	Fair Value
	(000’s)	(000’s)
Drill Rigs Holdings, Inc., 6.50%, Due 10/1/2017H	$440	$465
Eagle Rock Energy Partners LP, 8.375%, Due 6/1/2019I	500	544
Energy Transfer Equity LP, 7.50%, Due 10/15/2020I	700	789
EPL Oil & Gas, Inc., 8.25%, Due 2/15/2018	1,225	1,316
EV Energy Partner LP, 8.00%, Due 4/15/2019I	430	438
Expro Finance Luxembourg SCA, 8.50%, Due 12/15/2016H	400	418
Forbes Energy Services Ltd., 9.00%, Due 6/15/2019	185	181
Genesis Energy LP,
7.875%, Due 12/15/2018I	80	86
5.75%, Due 2/15/2021I	355	360
Goodrich Petroleum Corp., 8.875%, Due 3/15/2019	500	518
Halcon Resources Corp.,
9.75%, Due 7/15/2020	100	104
8.875%, Due 5/15/2021	400	399
9.25%, Due 2/15/2022H	100	101
Hercules Offshore, Inc.,
10.25%, Due 4/1/2019H	910	1,018
7.50%, Due 10/1/2021H	460	477
Key Energy Services, Inc., 6.75%, Due 3/1/2021	305	313
Kinder Morgan Finance Co. LLC, 6.00%, Due 1/15/2018B H	500	545
Kinder Morgan, Inc.,
5.00%, Due 2/15/2021H	100	99
5.625%, Due 11/15/2023H	100	98
Linn Energy LLC,
6.50%, Due 5/15/2019B	155	159
7.00%, Due 11/1/2019B H	250	254
8.625%, Due 4/15/2020B	700	756
7.75%, Due 2/1/2021B J	625	663
Magnum Hunter Resources Corp., 9.75%, Due 5/15/2020	700	761
MarkWest Energy Partners LP, 4.50%, Due 7/15/2023I	510	481
Memorial Production Partners LP, 7.625%, Due 5/1/2021I	310	321
Midstates Petroleum Co., Inc./Midstates Petroleum Co., LLC, 9.25%, Due 6/1/2021B	400	416
Oasis Petroleum, Inc., 6.875%, Due 3/15/2022H	585	620
Offshore Group Investment Ltd.,
7.50%, Due 11/1/2019	505	543
7.125%, Due 4/1/2023	400	400
Pacific Drilling S.A., 5.375%, Due 6/1/2020H	350	349
Pacific Drilling V Ltd., 7.25%, Due 12/1/2017H	300	323
Pacific Rubiales Energy Corp.,
7.25%, Due 12/12/2021H	380	399
Parsley Energy LLC, 7.50%, Due 2/15/2022B H	125	125
Penn Virginia Corp., 8.50%, Due 5/1/2020	615	670
Penn Virginia Resource Partners LP,
8.375%, Due 6/1/2020I	158	176
6.50%, Due 5/15/2021H I	300	314
PetroQuest Energy, Inc., 10.00%, Due 9/1/2017B	415	435
QEP Resources, Inc.,
5.375%, Due 10/1/2022	300	290
5.25%, Due 5/1/2023	300	286
QR Energy LP, 9.25%, Due 8/1/2020I	775	814
Quicksilver Resources, Inc.,
7.00%, Due 6/21/2019H	100	99
9.125%, Due 8/15/2019	200	200
Range Resources Corp., 5.00%, Due 3/15/2023	270	267
Regency Energy Partners LP,
6.50%, Due 7/15/2021I	225	239

	Par Amount	Fair Value
	(000’s)	(000’s)
4.50%, Due 11/1/2023I	$60	$55
Resolute Energy Corp., 8.50%, Due 5/1/2020	750	784
Rex Energy Corp., 8.875%, Due 12/1/2020	305	336
Rockies Express Pipeline LLC,
6.85%, Due 7/15/2018B H	135	133
6.00%, Due 1/15/2019B H	575	536
5.625%, Due 4/15/2020B H	220	197
6.875%, Due 4/15/2040B H	105	88
Sabine Pass Liquefaction LLC,
5.625%, Due 2/1/2021B H	1,005	1,003
5.625%, Due 4/15/2023B H	430	409
Samson Investment Co., 10.50%, Due 2/15/2020H	815	896
Sanchez Energy Corp., 7.75%, Due 6/15/2021H	745	769
SandRidge Energy, Inc.,
7.50%, Due 3/15/2021	365	379
8.125%, Due 10/15/2022	280	293
Talos Production LLC, 9.75%, Due 2/15/2018B H	490	503
Targa Resources Partners LP, 5.25%, Due 5/1/2023I	460	445
Ultra Petroleum Corp., 5.75%, Due 12/15/2018H	325	336
W&T Offshore, Inc., 8.50%, Due 6/15/2019	845	903
WPX Energy, Inc., 6.00%, Due 1/15/2022	330	328

		34,154

Finance—10.54%
Aircastle Ltd., 6.25%, Due 12/1/2019	295	317
Algeco Scotsman Global Finance PLC, 8.50%, Due 10/15/2018H	300	325
Ally Financial, Inc.,
5.50%, Due 2/15/2017	120	129
8.00%, Due 12/31/2018	200	235
7.50%, Due 9/15/2020	1,035	1,215
A-S Co-Issuer Subsidiary, Inc., 7.875%, Due 12/15/2020H	450	475
Aviv Healthcare Properties LP, 7.75%, Due 2/15/2019I	200	215
Bank of America Corp., 8.125%, Due 12/31/2049F	900	1,001
Bank One Capital III, 8.75%, Due 9/1/2030	275	365
CIT Group, Inc.,
5.50%, Due 2/15/2019H	100	107
5.375%, Due 5/15/2020	200	212
5.00%, Due 8/15/2022	800	796
CNL Lifestyle Properties, Inc., 7.25%, Due 4/15/2019	450	467
Crown Castle International Corp., 5.25%, Due 1/15/2023	305	302
Denali Borrower LLC, 5.625%, Due 10/15/2020B H	285	285
E*Trade Financial Corp.,
6.75%, Due 6/1/2016	105	114
6.375%, Due 11/15/2019	1,370	1,472
Fidelity & Guaranty Life Holdings, Inc., 6.375%, Due 4/1/2021H	200	211
General Electric Capital Corp., 7.125%, Due 12/31/2049F	200	225
Genworth Financial, Inc., 6.15%, Due 11/15/2066F	425	380
Geo Group, Inc.,
6.625%, Due 2/15/2021	275	291
5.125%, Due 4/1/2023	225	208
Hockey Merger Sub 2, Inc., 7.875%, Due 10/1/2021H	255	265
Icahn Enterprises LP,
4.875%, Due 3/15/2019H	225	224
6.00%, Due 8/1/2020H	375	389
5.875%, Due 2/1/2022H	350	347
iStar Financial, Inc., 9.00%, Due 6/1/2017	270	317
JPMorgan Chase & Co., 6.00%, Due 12/31/2049	800	770

	Par Amount	Fair Value
	(000’s)	(000’s)
Nationwide Mutual Insurance Co., 9.375%, Due 8/15/2039H	$225	$328
Neuberger Berman Group LLC, 5.875%, Due 3/15/2022B H	400	420
Nielsen Co., LUX SARL, 5.50%, Due 10/1/2021H	200	206
Nuveen Investments, Inc.,
5.50%, Due 9/15/2015	380	386
9.125%, Due 10/15/2017H	590	605
9.50%, Due 10/15/2020H	730	753
Opal Acquisition, Inc., 8.875%, Due 12/15/2021H	275	271
Oppenheimer Holdings, Inc., 8.75%, Due 4/15/2018	400	427
Provident Funding Associates LP,
10.125%, Due 2/15/2019H I	255	277
6.75%, Due 6/15/2021H I	700	691
RHP Hotel Properties LP, 5.00%, Due 4/15/2021	180	177
ROC Finance LLC, 12.125%, Due 9/1/2018B H	800	811
Royal Bank of Scotland Group PLC, 6.125%, Due 12/15/2022	900	927
SLM Corp.,
8.45%, Due 6/15/2018	300	348
5.50%, Due 1/15/2019	600	614
Stena AB, 7.00%, Due 2/1/2024H	440	449
Synovus Financial Corp.,
5.125%, Due 6/15/2017	575	602
7.875%, Due 2/15/2019	540	610
TMX Finance LLC, 8.50%, Due 9/15/2018B H	225	241

		20,802

Manufacturing—18.72%
Abengoa Finance SAU,
8.875%, Due 11/1/2017H	400	438
7.75%, Due 2/1/2020H	150	158
Accudyne Industries LLC, 7.75%, Due 12/15/2020B H	150	159
Activision Blizzard, Inc., 5.625%, Due 9/15/2021H	300	311
Advanced Micro Devices, Inc., 7.50%, Due 8/15/2022	725	699
Ainsworth Lumber Co. Ltd, 7.50%, Due 12/15/2017H	300	321
Aleris International, Inc., 7.875%, Due 11/1/2020	360	380
Allison Transmission, Inc., 7.125%, Due 5/15/2019H	600	648
ArcelorMittal,
4.25%, Due 8/5/2015	170	175
6.00%, Due 3/1/2021F	1,000	1,045
6.75%, Due 2/25/2022F	435	469
ARD Finance S.A., 11.125%, Due 6/1/2018G H	547	583
Ardagh Packaging Finance PLC,
6.25%, Due 1/31/2019H	200	202
7.00%, Due 11/15/2020H	106	107
6.75%, Due 1/31/2021H	200	202
ArvinMeritor, Inc., 10.625%, Due 3/15/2018	200	213
Ashland, Inc., 4.75%, Due 8/15/2022	335	321
Axalta Coating Systems US Holdings Inc., 7.375%, Due 5/1/2021H	300	323
Barminco Finance Property Ltd., 9.00%, Due 6/1/2018H	400	374
Beverage Packaging Holdings Luxembourg II SA, 6.00%, Due 6/15/2017H	345	354
Blackboard, Inc., 7.75%, Due 11/15/2019H	100	102
BMC Software Finance, Inc., 8.125%, Due 7/15/2021H	975	1,006
BMC Software, Inc., 7.25%, Due 6/1/2018	215	218
Boart Longyear Management Property Ltd.,
10.00%, Due 10/1/2018H	180	188
7.00%, Due 4/1/2021H	230	173
Catalyst Paper Corp., 11.00%, Due 10/30/2017A G	146	117
Cemex Finance LLC, 9.375%, Due 10/12/2022B H	200	223

	Par Amount	Fair Value
	(000’s)	(000’s)
Cemex SAB de CV,
9.00%, Due 1/11/2018H	$500	$540
5.875%, Due 3/25/2019H	200	200
Consol Energy, Inc.,
8.00%, Due 4/1/2017	100	105
8.25%, Due 4/1/2020	500	542
Consolidated Container Co. LLC, 10.125%, Due 7/15/2020B H	400	424
CPG Merger Sub LLC, 8.00%, Due 10/1/2021B H	295	312
Eagle Spinco, Inc., 4.625%, Due 2/15/2021H	535	523
Eldorado Gold Corp., 6.125%, Due 12/15/2020H	630	602
Euramax International, Inc., 9.50%, Due 4/1/2016	100	101
FMG Resources August 2006 Property Ltd.,
6.875%, Due 2/1/2018H	500	526
8.25%, Due 11/1/2019H	780	859
6.875%, Due 4/1/2022H	1,040	1,124
FQM Akubra, Inc., 7.50%, Due 6/1/2021H	100	112
Freescale Semiconductor, Inc.,
8.05%, Due 2/1/2020	400	435
10.75%, Due 8/1/2020	200	230
6.00%, Due 1/15/2022H	100	104
Gardner Denver, Inc., 6.875%, Due 8/15/2021H	505	506
Gibraltar Industries, Inc., 6.25%, Due 2/1/2021	350	363
Goodyear Tire & Rubber Co., 6.50%, Due 3/1/2021	700	745
Horsehead Holding Corp., 10.50%, Due 6/1/2017H	380	421
Inmet Mining Corp., 8.75%, Due 6/1/2020H	500	569
K Hovnanian Enterprises, Inc., 7.25%, Due 10/15/2020H	230	249
KB Home,
7.00%, Due 12/15/2021	100	106
7.50%, Due 9/15/2022	500	532
Liberty Tire Recycling LLC, 11.00%, Due 10/1/2016B H	325	319
Louisiana-Pacific Corp., 7.50%, Due 6/1/2020	425	471
Mcron Finance Sub LLC, 8.375%, Due 5/15/2019B H	135	150
Meritor, Inc., 6.75%, Due 6/15/2021	200	209
Midwest Vanadium Property Ltd., 11.50%, Due 2/15/2018H	200	164
Milacron LLC, 7.75%, Due 2/15/2021B H	260	276
Mueller Water Products, Inc., 7.375%, Due 6/1/2017	290	298
Murray Energy Corp., 8.625%, Due 6/15/2021H	300	314
Navistar International Corp., 8.25%, Due 11/1/2021	200	206
NCR Corp., 5.00%, Due 7/15/2022	125	122
Norske Skogindustrier ASA, 6.125%, Due 10/15/2015H	575	451
Novelis, Inc., 8.75%, Due 12/15/2020	500	555
Nufarm Australia Ltd., 6.375%, Due 10/15/2019H	290	299
OAS Investments GmbH, 8.25%, Due 10/19/2019H	330	318
Olin Corp., 5.50%, Due 8/15/2022	500	506
Orion Engineered Carbons Bondco GmbH, 9.625%, Due 6/15/2018H	200	220
Orion Engineered Carbons Finance & Co. SCA, 9.25%, Due 8/1/2019G H	200	208
Peabody Energy Corp.,
7.375%, Due 11/1/2016	500	563
6.00%, Due 11/15/2018	155	165
6.25%, Due 11/15/2021	610	616
Pittsburgh Glass Works LLC, 8.00%, Due 11/15/2018B H	295	319
Plastipak Holdings, Inc., 6.50%, Due 10/1/2021H	230	236
Quiksilver, Inc., 10.00%, Due 8/1/2020	335	378
Rain CII Carbon LLC, 8.25%, Due 1/15/2021B H	300	308
Reliance Intermediate Holdings LP, 9.50%, Due 12/15/2019H I	760	827
Rentech Nitrogen Partners LP, 6.50%, Due 4/15/2021H I	630	613

	Par Amount	Fair Value
	(000’s)	(000’s)
Rockwood Specialties Group, Inc., 4.625%, Due 10/15/2020	$310	$315
Schaeffler Finance BV, 8.50%, Due 2/15/2019H	200	224
SIWF Merger Sub, Inc., 6.25%, Due 6/1/2021H	315	318
Smurfit Kappa Treasury Funding Ltd., 7.50%, Due 11/20/2025	550	602
SRA International, Inc., 11.00%, Due 10/1/2019	200	209
Stackpole International Intermediate Co., 7.75%, Due 10/15/2021H	310	323
Standard Pacific Corp., 6.25%, Due 12/15/2021	300	315
SunGard Data Systems, Inc., 6.625%, Due 11/1/2019	295	309
Taylor Morrison Communities, Inc.,
7.75%, Due 4/15/2020H	754	825
5.25%, Due 4/15/2021H	210	204
Terex Corp., 6.00%, Due 5/15/2021	435	451
Texas Industries, Inc., 9.25%, Due 8/15/2020	230	267
Toll Brothers Finance, Corp., 5.625%, Due 1/15/2024	200	202
TPC Group, Inc., 8.75%, Due 12/15/2020H	615	660
TransDigm, Inc.,
7.75%, Due 12/15/2018	145	155
7.50%, Due 7/15/2021	235	255
Tronox Finance LLC, 6.375%, Due 8/15/2020B	320	324
UCI International, Inc., 8.625%, Due 2/15/2019	200	197
US Concrete, Inc., 8.50%, Due 12/1/2018H	295	312
Verso Paper Holdings LLC, 11.75%, Due 1/15/2019B	310	281
Viasystems, Inc., 7.875%, Due 5/1/2019H	460	492
Walter Energy, Inc., 9.50%, Due 10/15/2019H	160	162
Wolverine World Wide, Inc., 6.125%, Due 10/15/2020	210	225
Xerium Technologies, Inc., 8.875%, Due 6/15/2018	95	101
Zachry Holdings, Inc., 7.50%, Due 2/1/2020H	355	373

		36,951

Service—28.04%
Acadia Healthcare Co., Inc., 12.875%, Due 11/1/2018	231	278
ACE Cash Express, Inc., 11.00%, Due 2/1/2019H	220	178
ADT Corp., 6.25%, Due 10/15/2021H	145	150
Ahern Rentals, Inc., 9.50%, Due 6/15/2018H	560	608
Alere, Inc.,
7.25%, Due 7/1/2018	400	438
6.50%, Due 6/15/2020	725	745
AMC Entertainment, Inc., 9.75%, Due 12/1/2020	210	241
Avis Budget Car Rental LLC, 2.996%, Due 12/1/2017B H	775	778
Aviv Healthcare Properties LP, 6.00%, Due 10/15/2021I	100	103
Biomet, Inc.,
6.50%, Due 8/1/2020	200	213
6.50%, Due 10/1/2020	640	664
Boyd Gaming Corp., 9.125%, Due 12/1/2018	380	411
Burlington Coat Factory Warehouse Corp., 10.00%, Due 2/15/2019	300	335
Cablevision Systems Corp., 8.00%, Due 4/15/2020	600	674
Caesars Entertainment Operating Co., Inc.,
11.25%, Due 6/1/2017	910	925
12.75%, Due 4/15/2018	625	370
8.50%, Due 2/15/2020	100	95
9.00%, Due 2/15/2020	300	290
Caesars Entertainment Resort Properties LLC, 8.00%, Due 10/1/2020B H	100	104
Carmike Cinemas, Inc., 7.375%, Due 5/15/2019	200	218
Carrols Restaurant Group, Inc., 11.25%, Due 5/15/2018	300	342
CB OnCure Holdings, Inc., 11.75%, Due 5/15/2017	325	—
CBS Outdoor Americas Capital LLC, 5.625%, Due 2/15/2024B H	100	101
CCO Holdings LLC,

	Par Amount	Fair Value
	(000’s)	(000’s)
5.25%, Due 9/30/2022B	$300	$288
5.75%, Due 9/1/2023B H	575	559
Cengage Learning Acquisitions, Inc.,
12.00%, Due 6/30/2019H	400	72
11.50%, Due 4/15/2020H	75	71
Cenveo Corp., 8.875%, Due 2/1/2018	950	940
CHS/Community Health Systems, Inc.,
5.125%, Due 8/15/2018	100	106
8.00%, Due 11/15/2019	200	220
7.125%, Due 7/15/2020	300	320
6.875%, Due 2/1/2022H	530	543
Clean Harbors, Inc., 5.125%, Due 6/1/2021	275	275
Clear Channel Communications, Inc., 9.00%, Due 3/1/2021	1,670	1,687
Clear Channel Worldwide Holdings, Inc.,
7.625%, Due 3/15/2020	1,240	1,306
6.50%, Due 11/15/2022	350	359
ClubCorp Club Operations, Inc., 10.00%, Due 12/1/2018	195	216
Columbus International, Inc., 11.50%, Due 11/20/2014H	225	236
Covanta Holding Corp., 6.375%, Due 10/1/2022	250	258
Crown Media Holdings, Inc., 10.50%, Due 7/15/2019	520	589
CSC Holdings LLC, 6.75%, Due 11/15/2021B	900	981
CST Brands, Inc., 5.00%, Due 5/1/2023	335	322
Cumulus Media Holdings, Inc., 7.75%, Due 5/1/2019	975	1,046
CyrusOne LP, 6.375%, Due 11/15/2022I	235	243
Darling International, Inc., 5.375%, Due 1/15/2022H	100	101
Dave & Buster’s, Inc., 11.00%, Due 6/1/2018	475	511
DaVita, Inc., 5.75%, Due 8/15/2022	200	205
DISH DBS Corp.,
7.125%, Due 2/1/2016	500	550
7.875%, Due 9/1/2019	230	262
5.125%, Due 5/1/2020	230	230
6.75%, Due 6/1/2021	710	758
5.875%, Due 7/15/2022	300	300
5.00%, Due 3/15/2023	200	188
DreamWorks Animation SKG, Inc., 6.875%, Due 8/15/2020H	250	266
DynCorp International, Inc., 10.375%, Due 7/1/2017	430	442
Endo Finance Co., 5.75%, Due 1/15/2022H	375	374
EnergySolutions Inc./EnergySolutions LLC, 10.75%, Due 8/15/2018B	475	505
Entercom Radio LLC, 10.50%, Due 12/1/2019B	370	421
Envision Healthcare Corp., 8.125%, Due 6/1/2019	195	210
Equinix, Inc., 5.375%, Due 4/1/2023	900	882
Felcor Lodging LP, 5.625%, Due 3/1/2023I	235	230
First Data Corp.,
8.25%, Due 1/15/2021H	800	848
11.25%, Due 1/15/2021H	100	110
12.625%, Due 1/15/2021	575	670
Fontainebleau Las Vegas Holdings LLC, 10.25%, Due 6/15/2015A B F H J	800	1
Gannett Company, Inc.,
5.125%, Due 7/15/2020H	100	100
6.375%, Due 10/15/2023H	400	410
Golden Nugget Escrow, Inc., 8.50%, Due 12/1/2021H	365	370
Gray Television, Inc., 7.50%, Due 10/1/2020	655	699
Harron Communications LP, 9.125%, Due 4/1/2020H I	310	347
HCA Holdings, Inc.,
6.25%, Due 2/15/2021	100	107
7.75%, Due 5/15/2021	250	274

	Par Amount	Fair Value
	(000’s)	(000’s)
HCA, Inc.,
7.50%, Due 2/15/2022	$400	$452
5.875%, Due 3/15/2022	200	211
4.75%, Due 5/1/2023	675	660
5.875%, Due 5/1/2023	500	508
Hertz Corp.,
6.75%, Due 4/15/2019	400	426
6.25%, Due 10/15/2022	300	309
Hilton Worldwide Finance LLC, 5.625%, Due 10/15/2021B H	320	331
Hologic, Inc., 6.25%, Due 8/1/2020	300	313
iPayment Holdings, Inc., 7.50%, Due 11/15/2018G	219	105
iPayment, Inc., 10.25%, Due 5/15/2018	375	286
Isle of Capri Casinos, Inc.,
7.75%, Due 3/15/2019	150	164
8.875%, Due 6/15/2020	270	292
JC Penney Corp., Inc.,
6.875%, Due 10/15/2015	655	572
5.65%, Due 6/1/2020	445	317
Jo-Ann Stores Holdings, Inc., 9.75%, Due 10/15/2019G H	275	286
Kinetic Concepts, Inc., 12.50%, Due 11/1/2019	305	345
L Brands, Inc., 5.625%, Due 10/15/2023	320	320
Landry’s, Inc., 9.375%, Due 5/1/2020H	400	435
LBI Media, Inc.,
10.00%, Due 4/15/2019H	510	524
4.25%, Due 4/15/2020G H	310	257
MGM Resorts International,
6.625%, Due 7/15/2015	200	214
11.375%, Due 3/1/2018	300	386
8.625%, Due 2/1/2019	295	347
5.25%, Due 3/31/2020	255	255
6.75%, Due 10/1/2020	335	361
6.625%, Due 12/15/2021	615	655
Michaels Finco Holdings, Inc., 7.50%, Due 8/1/2018G H	225	231
Midcontinent Communications & Finance Corp., 6.25%, Due 8/1/2021H	295	303
Monitronics International, Inc., 9.125%, Due 4/1/2020	430	458
Nara Cable Funding Ltd., 8.875%, Due 12/1/2018H	400	434
National CineMedia LLC, 7.875%, Due 7/15/2021B	100	110
NBTY, Inc., 9.00%, Due 10/1/2018	360	389
NCL Corp Ltd., 5.00%, Due 2/15/2018	195	202
Neiman Marcus Group, Inc., 8.75%, Due 10/15/2021G H	335	352
New Look Bondco I PLC, 8.375%, Due 5/14/2018H	400	418
Nextstar Broadcasting, Inc., 6.875%, Due 11/15/2020	495	528
Nord Anglia Education UK Holdings PLC, 10.25%, Due 4/1/2017H	200	219
Nord Anglia Education, Inc., 8.50%, Due 2/15/2018G H	200	208
NPC International, Inc., 10.50%, Due 1/15/2020	350	403
OnCure Holdings, Inc., 11.75%, Due 1/15/2017	116	123
Par Pharmaceutical Cos., Inc., 7.375%, Due 10/15/2020	300	317
PF Chang’s China Bistro, Inc., 10.25%, Due 6/30/2020H	145	158
PHH Corp., 6.375%, Due 8/15/2021	275	276
Pinnacle Entertainment, Inc., 7.75%, Due 4/1/2022	330	358
PNK Finance Corp., 6.375%, Due 8/1/2021H	375	384
Radio One, Inc.,
6.00%, Due 5/24/2016G	835	842
9.25%, Due 2/15/2020H	1,175	1,196
Radio Systems Corp., 8.375%, Due 11/1/2019H	200	220
Rite Aid Corp., 8.00%, Due 8/15/2020	290	326

	Par Amount	Fair Value
	(000’s)	(000’s)
Safway Group Holding LLC, 7.00%, Due 5/15/2018B H	$300	$317
Salix Pharmaceuticals Ltd., 6.00%, Due 1/15/2021H	100	104
Serta Simmons Holdings LLC, 8.125%, Due 10/1/2020B H	425	460
Service Corp International, 7.50%, Due 4/1/2027	350	370
Sirius XM Holdings, Inc., 5.25%, Due 8/15/2022H	155	160
Starz LLC, 5.00%, Due 9/15/2019B	465	478
Tenet Healthcare Corp.,
8.00%, Due 8/1/2020	460	502
8.125%, Due 4/1/2022	570	621
6.875%, Due 11/15/2031	250	219
United Rentals North America, Inc.,
7.375%, Due 5/15/2020	125	139
7.625%, Due 4/15/2022	470	529
Universal Hospital Services, Inc., 7.625%, Due 8/15/2020	300	317
Univision Communications, Inc., 7.875%, Due 11/1/2020H	250	275
Valeant Pharmaceuticals International, 6.75%, Due 8/15/2021H	450	480
Valeant Pharmaceuticals International, Inc.,
7.50%, Due 7/15/2021H	200	223
5.625%, Due 12/1/2021H	100	104
Visant Corp., 10.00%, Due 10/1/2017	775	747
VPI Escrow Corp., 6.375%, Due 10/15/2020H	920	981
VTR Finance BV, 6.875%, Due 1/15/2024H	405	405
WideOpenWest Finance LLC, 10.25%, Due 7/15/2019B	225	251
WMG Acquisition Corp.,
11.50%, Due 10/1/2018	285	324
6.00%, Due 1/15/2021H	275	285

		55,346

Telecommunications—11.01%
Alcatel-Lucent USA, Inc., 6.75%, Due 11/15/2020H	500	513
Altice Financing S.A., 6.50%, Due 1/15/2022H	300	305
Avanti Communications Group PLC, 10.00%, Due 10/1/2019H	300	305
Avaya, Inc.,
9.00%, Due 4/1/2019H	450	467
10.50%, Due 3/1/2021H	250	231
Brightstar Corp., 9.50%, Due 12/1/2016H	250	275
CenturyLink, Inc.,
5.80%, Due 3/15/2022	300	296
6.75%, Due 12/1/2023	100	101
Cincinnati Bell, Inc., 8.75%, Due 3/15/2018	865	905
Consolidated Communications Finance Co., 10.875%, Due 6/1/2020	195	225
Digicel Group Ltd., 8.25%, Due 9/30/2020H	500	520
Digicel Ltd., 6.00%, Due 4/15/2021H	200	194
eAccess Ltd., 8.25%, Due 4/1/2018H	300	326
EarthLink Holdings Corp.,
8.875%, Due 5/15/2019	510	509
7.375%, Due 6/1/2020	480	490
Frontier Communications Corp.,
8.50%, Due 4/15/2020	400	448
8.75%, Due 4/15/2022	200	218
7.875%, Due 1/15/2027	100	98
Hughes Satellite Systems Corp., 7.625%, Due 6/15/2021	175	199
Intelsat Jackson Holdings S.A.,
7.25%, Due 10/15/2020	400	434
7.50%, Due 4/1/2021	300	330
6.625%, Due 12/15/2022	370	382
6.625%, Due 12/15/2022H	240	248

	Par Amount	Fair Value
	(000’s)	(000’s)
Intelsat Luxembourg S.A.,
7.75%, Due 6/1/2021H	$410	$440
8.125%, Due 6/1/2023H	615	666
Level 3 Financing, Inc.,
3.846%, Due 1/15/2018H	775	786
8.125%, Due 7/1/2019	535	587
8.625%, Due 7/15/2020	190	212
Millicom International Cellular S.A., 6.625%, Due 10/15/2021H	400	403
NII Capital Corp.,
10.00%, Due 8/15/2016	600	375
7.625%, Due 4/1/2021	390	165
NII International Telecom SCA, 11.375%, Due 8/15/2019H	375	311
Nokia OYJ, 6.625%, Due 5/15/2039	665	662
Oi S.A., 5.75%, Due 2/10/2022H	425	382
Sprint Capital Corp., 8.75%, Due 3/15/2032	395	428
Sprint Corp.,
7.875%, Due 9/15/2023H	580	619
7.125%, Due 6/15/2024H	200	201
Sprint Nextel Corp.,
8.375%, Due 8/15/2017	100	116
9.00%, Due 11/15/2018H	500	604
7.00%, Due 3/1/2020H	100	113
7.00%, Due 8/15/2020	515	555
11.50%, Due 11/15/2021	730	955
6.00%, Due 11/15/2022	600	590
Syniverse Holdings, Inc., 9.125%, Due 1/15/2019	290	316
T-Mobile USA, Inc.,
6.542%, Due 4/28/2020	300	318
6.633%, Due 4/28/2021	300	316
6.125%, Due 1/15/2022	100	102
6.50%, Due 1/15/2024	100	102
VimpelCom Holdings BV, 7.504%, Due 3/1/2022H	200	208
Virgin Media Finance PLC,
4.875%, Due 2/15/2022	125	111
6.375%, Due 4/15/2023H	255	260
Virgin Media Secured Finance plc, 5.375%, Due 4/15/2021H	450	451
WaveDivision Escrow LLC, 8.125%, Due 9/1/2020B H	235	248
Wind Acquisition Finance S.A.,
11.75%, Due 7/15/2017H	650	685
7.25%, Due 2/15/2018H	325	340
Wind Acquisition Holdings Finance S.A., 12.25%, Due 7/15/2017G H	664	687
Windstream Corp., 7.50%, Due 6/1/2022	405	412

		21,745

Transportation—2.50%
Bristow Group, Inc., 6.25%, Due 10/15/2022	310	327
CEVA Group PLC, 4.00%, Due 5/1/2018H	100	89
CHC Helicopter S.A.,
9.25%, Due 10/15/2020	500	533
9.375%, Due 6/1/2021	100	105
Eletson Holdings, 9.625%, Due 1/15/2022H	265	276
Florida East Coast Holdings Corp., 10.50%, Due 8/1/2017G	615	632
Florida East Coast Railway Corp., 8.125%, Due 2/1/2017	300	313
HD Supply, Inc.,
7.50%, Due 7/15/2020	590	629
11.50%, Due 7/15/2020	185	219
Horizon Lines LLC,

	Par Amount	Fair Value
	(000’s)	(000’s)
11.00%, Due 10/15/2016B	$100	$101
13.00%, Due 10/15/2016B G	231	205
Martin Midstream Partners LP,
8.875%, Due 4/1/2018I	437	460
7.25%, Due 2/15/2021I	335	347
Swift Services Holdings, Inc., 10.00%, Due 11/15/2018	25	28
Syncreon Group BV, 8.625%, Due 11/1/2021H	400	414
Watco Cos. LLC, 6.375%, Due 4/1/2023B H	270	267

		4,945

Utilities—2.80%
AES Corp., 9.75%, Due 4/15/2016	210	247
Calpine Corp.,
7.875%, Due 7/31/2020H	80	88
7.50%, Due 2/15/2021H	578	631
6.00%, Due 1/15/2022H	100	104
5.875%, Due 1/15/2024H	100	99
Elwood Energy LLC, 8.159%, Due 7/5/2026B	245	263
Energy Future Intermediate Holding Co. LLC, 10.00%, Due 12/1/2020B	575	608
GenOn Energy, Inc., 9.50%, Due 10/15/2018	390	419
InterGen N.V., 7.00%, Due 6/30/2023H	400	412
NRG Energy, Inc.,
7.625%, Due 1/15/2018	225	253
7.875%, Due 5/15/2021	635	693
6.25%, Due 7/15/2022H	370	371
Sabine Pass LNG LP, 7.50%, Due 11/30/2016I	735	820
Texas Competitive Electric Holdings Co. LLC, 11.50%, Due 10/1/2020B H	700	516

		5,524

Total Corporate Obligations (Cost $185,672)		189,147

FOREIGN GOVERNMENT OBLIGATIONS—0.07% (Cost $158)
Energy—0.07%
Petrobras Global Finance BV, 4.375%, Due 5/20/2023	160	141

	Shares
SHORT-TERM INVESTMENTS—2.23% (Cost $4,396)
JPMorgan U.S. Government Money Market Fund, Capital Class	4,395,903	4,396

TOTAL INVESTMENTS—98.76% (Cost $193,491)		194,977
OTHER ASSETS, NET OF LIABILITIES—1.24%		2,439

TOTAL NET ASSETS—100.00%		$197,416

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees.
B	Limited Liability Company.
C	Non-income producing security.
D	Call.
E	In Default
F	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
G	Is Payment in Kind.
H	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $75,944 or 38.47% of net assets. The Fund has no right to demand registration of these securities.
I	Limited Partnership.
J	Non-voting participating shares.
K	Step Up/Down - A scheduled increase in the exercise or conversion once in which a warrant, an option, or a convertible security bay me used to acquire shares of common stock.

American Beacon Retirement Income and Appreciation Fund

January 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCKS—2.91%
CONSUMER DISCRETIONARY—0.22%
Lennar Corp., Class A	7,220	$290

ENERGY—0.37%
Energy Equipment & Services—0.18%
Schlumberger Ltd.	2,670	234

Oil & Gas—0.19%
Continental Resources, Inc.A	2,300	253

Total Energy		487

FINANCIALS—1.11%
Banks—0.18%
First Republic Bank	4,730	230

Diversified Financials—0.93%
Citigroup, Inc.	5,120	243
Franklin Resources, Inc.	4,175	217
JPMorgan Chase & Co.	4,655	257
T. Rowe Price Group, Inc.	3,235	254
Wells Fargo & Co.	5,150	234

		1,205

Total Financials		1,435

HEALTH CARE—0.19%
Mylan, Inc., A	5,425	246

INDUSTRIALS—0.19%
Chicago Bridge & Iron Co. NV,	3,335	250

INFORMATION TECHNOLOGY—0.83%
Computers & Peripherals—0.17%
Apple, Inc.	435	218

Electronic Equipment & Instruments—0.19%
Eaton Corp PLC	3,390	248

Internet Software & Services—0.19%
eBay, Inc.A	4,715	250

Semiconductor Equipment & Products—0.17%
Lam Research Corp.A	4,365	221

Software—0.11%
TIBCO Software, Inc.A	6,840	146

Total Information Technology		1,083

Total Common Stocks (Cost $3,457)		3,791

PREFERRED STOCKS—2.72%
ENERGY—0.40%
Chesapeake Energy Corp, 5.75%, Due 12/31/2049B C	265	304

	Shares	Fair Value
Chesapeake Energy Corp., 5.75%, Due 12/31/2049C	190	$216

Total Energy		520

FINANCE—1.10%
Insurance—0.38%
MetLife, Inc., 5%, Due 3/26/2014	16,915	493

Other Finance—0.54%
AMG Capital Trust I, 5.1%, Due 4/15/2036	10,650	710

Real Estate Investment Trusts—0.18%
Crown Castle International Corp., 4.5%, Due 11/01/2016	2,380	232

Total Finance		1,435

MANUFACTURING—0.76%
Aerospace & Defense—0.48%
United Technologies Corp., 7.50%, Due 8/1/2015	9,750	628

Machinery—0.20%
Stanley Black & Decker, Inc., 4.75%, Due 11/17/2015	2,130	256

Metals/Mining—0.08%
Cliffs Natural Resources, Inc., 7%, Due 2/1/2016	5,390	102

Total Manufacturing		986

TRANSPORTATION—0.22%
Genesee & Wyoming, Inc., 5%, Due 10/01/2015	2,385	290

UTILITIES—0.24%
NextEra Energy, Inc., 5.599%, Due 6/1/2015	5,165	316

Total Preferred Stocks (Cost $3,123)		3,547

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS—12.01%
Building Products—0.18%
Cemex SAB de CV,
4.875%, Due 3/15/2015	$200	241

Communications—0.18%
Liberty Interactive LLC,
0.75%, Due 3/30/2043 C D	200	240

Consumer Products—0.09%
Jarden Corp.,
1.50%, Due 6/15/2019 C	100	121

Electronics—1.47%
Emulex Corp.,
1.75%, Due 11/15/2018C	120	121
Fluidigm Corp.,
2.75%, Due 2/1/2034	222	245
InvenSense, Inc.,
1.75%, Due 11/1/2018C	225	255

	Par Amount	Fair Value
	(000’s)	(000’s)
Lam Research Corp.,
0.50%, Due 5/15/2016	$210	$235
Linear Technology Corp.,
3.00%, Due 5/1/2027	210	231
Micron Technology, Inc.,
1.875%, Due 6/1/2014	365	589
NVIDIA Corp.,
1.00%, Due 12/1/2018C	235	240

		1,916

Gaming, Lodging & Leisure—0.40%
MGM Resorts International,
4.25%, Due 4/15/2015	374	525

Health Care—0.17%
LifePoint Hospitals, Inc.,
3.50%, Due 5/15/2014	210	224

Health Care Supply—0.73%
Hologic, Inc.,
0.000%, Due 12/15/2037E	415	472
Integra LifeSciences Holdings Corp.,
1.625%, Due 12/15/2016	440	474

		946

HMO—0.42%
WellPoint, Inc.,
2.75%, Due 10/15/2042	415	539

Home Builders—0.33%
KB Home,
1.375%, Due 2/1/2019	140	145
Standard Pacific Corp.,
1.25%, Due 8/1/2032	215	279

		424

Information / Data Technology—2.52%
Concur Technologies, Inc.,
0.50%, Due 6/15/2018C	150	193
Cornerstone OnDemand, Inc.,
1.50%, Due 7/1/2018C	80	101
Electronic Arts, Inc.,
0.75%, Due 7/15/2016	450	503
Medidata Solutions, Inc.,
1.00%, Due 8/1/2018C	120	157
NetSuite, Inc.,
0.25%, Due 6/1/2018C	150	168
Proofpoint, Inc.,
1.25%, Due 12/15/2018C	115	143
Salesforce.com, Inc.,
0.25%, Due 4/1/2018C	535	613
SanDisk Corp.,
0.50%, Due 10/15/2020C	730	728
ServiceNow, Inc.,
0.01%, Due 11/1/2018C	225	244
Take-Two Interactive Software, Inc.,
1.75%, Due 12/1/2016	105	127
1.00%, Due 7/1/2018	95	107

	Par Amount	Fair Value
	(000’s)	(000’s)
Workday, Inc.,
0.75%, Due 7/15/2018C	$150	$186

		3,270

Insurance—0.17%
MGIC Investment Corp.,
5.00%, Due 5/1/2017	98	113
2.00%, Due 4/1/2020	81	113

		226

Internet Tech—0.85%
Dealertrack Technologies, Inc.,
1.50%, Due 3/15/2017	230	313
priceline.com, Inc.,
1.00%, Due 3/15/2018	360	494
0.35%, Due 6/15/2020C	170	194
SINA Corp.,
1.00%, Due 12/1/2018C	115	107

		1,108

Machinery—0.18%
RTI International Metals, Inc.,
3.00%, Due 12/1/2015	215	234

Oil & Gas—0.09%
Stone Energy Corp.,
1.75%, Due 3/1/2017	109	117

Oilfield Machinery/Service—0.14%
SEACOR Holdings, Inc.,
2.50%, Due 12/15/2027	155	182

Other Finance—0.31%
Leucadia National Corp.,
3.75%, Due 4/15/2014	150	193
Portfolio Recovery Associates, Inc.,
3.00%, Due 8/1/2020C	90	97
Walter Investment Management Corp.,
4.50%, Due 11/1/2019	120	116

		406

Other Manufacturing—0.45%
Danaher Corp.,
0.01%, Due 1/22/2021	150	324
Trinity Industries, Inc.,
3.875%, Due 6/1/2036	195	268

		592

Other Service—0.58%
Cardtronics, Inc.,
1.00%, Due 12/1/2020C	230	220
Omnicom Group, Inc.,
0.01%, Due 7/31/2032	405	535

		755

Other Transportation—0.19%
Greenbrier Cos., Inc.,
3.50%, Due 4/1/2018	195	248

Pharmaceuticals—1.77%
BioMarin Pharmaceutical, Inc.,
0.75%, Due 10/15/2018	83	89
1.50%, Due 10/15/2020	82	89

	Par Amount	Fair Value
	(000’s)	(000’s)
Cubist Pharmaceuticals, Inc.,
1.125%, Due 9/1/2018C	$255	$301
1.875%, Due 9/1/2020C	65	77
Gilead Sciences, Inc.,
1.625%, Due 5/1/2016	280	992
Illumina, Inc.,
0.25%, Due 3/15/2016C	335	616
Salix Pharmaceuticals Ltd.,
1.50%, Due 3/15/2019	85	136

		2,300

Securities—0.23%
Ares Capital Corp.,

4.75%, Due 1/15/2018	285	305

Telecom—0.21%
Finisar Corp.,
0.50%, Due 12/15/2033C	115	121
Ixia,
3.00%, Due 12/15/2015	147	155

		276

Textile/Apparel/Shoe—0.35%
Iconix Brand Group, Inc.,
1.50%, Due 3/15/2018 C	345	450

Total Convertible Obligations (Cost $13,066)		15,645

CORPORATE OBLIGATIONS—31.12%
Aerospace/Defense—0.56%
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	150	168
United Technologies Corp.,
6.125%, Due 7/15/2038	450	561

		729

Auto Manufacturing—2.75%
American Honda Finance Corp.,
2.125%, Due 2/28/2017C	500	511
3.875%, Due 9/21/2020C	250	266
Daimler Finance North America LLC,
3.00%, Due 3/28/2016C D	150	156
0.922%, Due 8/1/2016C D	500	503
2.95%, Due 1/11/2017C D	300	313
2.40%, Due 4/10/2017C D	450	461
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017D	300	322
5.875%, Due 8/2/2021D	350	399
Volkswagen International Finance N.V.,
1.625%, Due 3/22/2015C	650	657

		3,588

Banks—11.98%
Bank of America Corp.,
7.80%, Due 9/15/2016	600	692
4.125%, Due 1/22/2024	1,000	1,010
Bank One Corp.,
4.90%, Due 4/30/2015	250	263
Barclays Bank PLC,
6.75%, Due 5/22/2019	650	787

	Par Amount	Fair Value
	(000’s)	(000’s)
Bear Stearns Cos. LLC,
7.25%, Due 2/1/2018D	$925	$1,107
BNP Paribas S.A.,
3.60%, Due 2/23/2016	280	295
Citigroup, Inc.,
1.177%, Due 4/1/2014E	6	6
8.50%, Due 5/22/2019	1,250	1,609
Fifth Third Bancorp,
3.625%, Due 1/25/2016	275	289
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	475	513
6.25%, Due 9/1/2017	550	630
6.00%, Due 6/15/2020	835	963
ING Bank N.V.,
5.125%, Due 5/1/2015C	300	313
3.75%, Due 3/7/2017C	1,100	1,169
JPMorgan Chase & Co.,
0.574%, Due 6/13/2016E	375	373
5.50%, Due 10/15/2040	350	380
Lloyds TSB Bank PLC,
4.375%, Due 1/12/2015C	300	310
Merrill Lynch & Co. Inc.,
6.11%, Due 1/29/2037	275	300
Morgan Stanley,
0.719%, Due 10/15/2015E	900	899
7.30%, Due 5/13/2019	530	647
5.625%, Due 9/23/2019	450	514
National Australia Bank Ltd.,
4.375%, Due 12/10/2020C	250	271
Nordea Bank AB,
4.875%, Due 1/27/2020C	250	280
PNC Funding Corp.,
4.375%, Due 8/11/2020	260	286
Svenska Handelsbanken AB,
2.875%, Due 4/4/2017	200	209
UBS AG,
5.875%, Due 12/20/2017	552	634
Wachovia Corp.,
0.609%, Due 10/15/2016E	850	847

		15,596

Beverage/Bottling—0.35%
Anheuser-Busch InBev Worldwide, Inc.,
8.00%, Due 11/15/2039	100	149
SABMiller Holdings, Inc.,
4.95%, Due 1/15/2042C	300	309

		458

Cable/Broadcasting/Satellite—2.68%
CBS Corp.,
3.375%, Due 3/1/2022	500	489
Comcast Corp.,
6.55%, Due 7/1/2039	400	487
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	125	136
4.30%, Due 11/23/2023	300	306
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	650	714

	Par Amount	Fair Value
	(000’s)	(000’s)
Time Warner, Inc.,
4.875%, Due 3/15/2020	$450	$499
4.75%, Due 3/29/2021	325	357
Viacom, Inc.,
4.50%, Due 2/27/2042	550	492

		3,480

Chemicals—0.24%
Dow Chemical Co.,

4.125%, Due 11/15/2021	300	311

Consumer Products—0.12%
Kellogg Co.,

1.875%, Due 11/17/2016	150	153

Diversified Financials—0.63%
General Electric Capital Corp.,
5.625%, Due 5/1/2018	250	289
6.00%, Due 8/7/2019	300	354
5.50%, Due 1/8/2020	150	173

		816

Electric—1.84%
Commonwealth Edison Co.,
4.00%, Due 8/1/2020	135	146
Consolidated Edison Co. of New York, Inc.,
5.50%, Due 12/1/2039	300	347
Electricite de France,
4.60%, Due 1/27/2020C	300	330
MidAmerican Energy Holdings Co.,
6.125%, Due 4/1/2036	500	589
Progress Energy, Inc.,
4.875%, Due 12/1/2019	350	390
Southwestern Electric Power Co.,
3.55%, Due 2/15/2022	600	602

		2,404

Gas—Pipelines—0.36%
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	300	298
6.10%, Due 6/1/2040	140	166

		464

Health Care Services—0.10%
Quest Diagnostics, Inc.,

4.75%, Due 1/30/2020	125	134

Information / Data Technology—0.72%
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	250	256
4.05%, Due 9/15/2022	350	352
Xerox Corp.,
8.25%, Due 5/15/2014	150	153
2.95%, Due 3/15/2017	175	181

		942

Insurance—1.96%
AEGON Funding Co. LLC,
5.75%, Due 12/15/2020D	250	291
American International Group, Inc.,
6.40%, Due 12/15/2020	775	922

	Par Amount	Fair Value
	(000’s)	(000’s)
4.875%, Due 6/1/2022	$400	$435
Lincoln National Corp.,
4.75%, Due 2/15/2014	105	105
MetLife, Inc.,
6.375%, Due 6/15/2034	400	492
Prudential Financial, Inc.,
7.375%, Due 6/15/2019	250	311

		2,556

Machinery—0.22%
Caterpillar Financial Services Corp.,
2.75%, Due 6/24/2015	280	289

Oil & Gas—0.99%
Apache Corp.,
5.10%, Due 9/1/2040	130	136
BP Capital Markets PLC,
3.20%, Due 3/11/2016	280	295
Canadian Natural Resources Ltd.,
6.25%, Due 3/15/2038	275	317
Devon Energy Corp.,
4.75%, Due 5/15/2042	300	287
EOG Resources, Inc.,
2.50%, Due 2/1/2016	250	259

		1,294

Pharmaceuticals—0.33%
AbbVie, Inc.,
2.90%, Due 11/6/2022	300	287
McKesson Corp.,
3.25%, Due 3/1/2016	140	147

		434

Railroads—1.08%
Burlington Northern Santa Fe LLC,
5.75%, Due 5/1/2040D	140	160
5.15%, Due 9/1/2043D	300	316
Canadian National Railway Co.,
5.55%, Due 5/15/2018	250	287
CSX Corp.,
5.50%, Due 4/15/2041	250	276
Norfolk Southern Corp.,
5.75%, Due 4/1/2018	325	374

		1,413

Real Estate Investment Trusts—0.31%
Simon Property Group LP,
10.35%, Due 4/1/2019 F G	300	409

Retail—0.48%
CVS Caremark Corp.,
3.25%, Due 5/18/2015	140	145
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	350	482

		627

Telecom—2.91%
America Movil SAB de CV,
6.375%, Due 3/1/2035	275	299
AT&T, Inc.,
4.35%, Due 6/15/2045	473	405

	Par Amount	Fair Value
	(000’s)	(000’s)
Deutsche Telekom International Finance BV,
4.875%, Due 3/6/2042C	$850	$831
Orange S.A.,
2.125%, Due 9/16/2015	125	127
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	250	281
4.60%, Due 4/1/2021	340	368
6.90%, Due 4/15/2038	325	397
6.55%, Due 9/15/2043	550	660
Vodafone Group PLC,
6.15%, Due 2/27/2037	375	422

		3,790

Tobacco—0.25%
Altria Group, Inc.,
4.75%, Due 5/5/2021	300	328

Vehicle Parts—0.26%
Johnson Controls, Inc.,
5.00%, Due 3/30/2020	300	337

Total Corporate Obligations (Cost $37,684)		40,552

FOREIGN GOVERNMENT OBLIGATIONS—0.41%
Oil & Gas—0.41%
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	200	205
Petroleos Mexicanos,
6.00%, Due 3/5/2020	300	331

Total Foreign Government Obligations (Cost $497)		536

ASSET-BACKED OBLIGATIONS—5.60%
Ally Master Owner Trust,
1.21%, Due 6/15/2017, 2012 3 A2	1,800	1,810
Ford Credit Floorplan Master Owner Trust,
1.50%, Due 9/15/2018, 2013-5 A1	1,200	1,213
National Credit Union Administration,
0.560%, Due 3/11/2020, 2011 R3 1AE	1,537	1,537
0.613%, Due 10/7/2020, 2010 R1 1AE	1,631	1,640
Nissan Master Owner Trust Receivables,
0.63%, Due 5/15/2017, 2012 A AE	1,100	1,103

Total Asset-Backed Obligations (Cost $7,276)		7,303

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS—9.20%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	168	169
5.634%, Due 4/10/2049, 2007-2 A2	53	53
Ginnie Mae REMIC Trust,
1.692%, Due 11/16/2035, 2010-148 A	113	114
2.989%, Due 3/16/2039, 2010-71 AC	78	78
1.45%, Due 4/16/2039, 2013-45 AB	1,950	1,932
2.17%, Due 4/16/2041, 2012 44 A	2,894	2,902
3.20%, Due 11/16/2044, 2011-92 B	2,900	3,003

	Par Amount	Fair Value
	(000’s)	(000’s)
GS Mortgage Securities Corp II,
3.849%, Due 12/10/2043, 2010-C2 A1C	$598	$630
3.645%, Due 3/10/2044, 2011-GC3 A2C	750	789
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	74	75
3.853%, Due 6/15/2043, 2010-C1 A1C	507	524
4.388%, Due 2/15/2046, 2011-C3 A3C	650	708
5.709%, Due 2/12/2049, 2007-CB19 A4	400	446
LB-UBS Commercial Mortgage Trust,
5.424%, Due 2/15/2040, 2007-C1 A4	450	497
Wachovia Bank Commercial Mortgage Trust,
5.745%, Due 6/15/2049, 2007-C32 A2	68	70

Total Commercial Mortgage-Backed Obligations (Cost $11,743)		11,990

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS—8.67%
Federal Home Loan Mortgage Corporation
5.00%, Due 2/1/2021	147	157
4.50%, Due 4/1/2021	150	161
5.00%, Due 9/1/2035	382	415
5.50%, Due 4/1/2037	96	105
5.00%, Due 3/1/2038	178	193
5.50%, Due 5/1/2038	148	162
0.56%, Due 12/15/2040E	526	526
4.00%, Due 1/1/2041	980	1,025
4.50%, Due 2/1/2041	901	965
3.50%, Due 6/1/2042	2,223	2,252

		5,961

Federal National Mortgage Association
3.50%, Due 1/1/2026	223	236
6.50%, Due 7/1/2032	96	109
5.50%, Due 6/1/2033	151	168
4.50%, Due 9/1/2034	84	90
5.50%, Due 12/1/2035	160	176
5.00%, Due 2/1/2036	130	142
5.50%, Due 4/1/2036	220	242
5.50%, Due 2/1/2037	141	156
6.00%, Due 9/1/2037	86	96
6.00%, Due 1/1/2038	125	139
4.50%, Due 1/1/2040	604	647
4.00%, Due 9/1/2040	468	490
4.00%, Due 1/1/2041	1,603	1,680

		4,371

Government National Mortgage Association
6.00%, Due 2/15/2033	296	341
5.50%, Due 4/15/2033	337	376
5.00%, Due 5/15/2033	230	255

		972

Total U.S. Agency Mortgage-Backed Obligations (Cost $10,829)		11,304

U.S. TREASURY OBLIGATIONS—6.55%
3.125%, Due 10/31/2016	1,000	1,068
0.75%, Due 12/31/2017	1,000	986
1.125%, Due 5/31/2019	3,000	2,920
1.25%, Due 2/29/2020	1,000	963
6.25%, Due 8/15/2023	800	1,051
6.875%, Due 8/15/2025	250	350

	Par Amount	Fair Value
	(000’s)	(000’s)
5.25%, Due 11/15/2028	$550	$686
4.75%, Due 2/15/2037	420	506

Total U.S. Treasury Obligations (Cost $8,342)		8,530

	Shares
SHORT-TERM INVESTMENTS—1.19% (Cost $1,550)
JPMorgan U.S. Government Money Market Fund, Capital Class	1,549,837	1,550

TOTAL INVESTMENTS —80.38% (Cost $97,567)		104,748
OTHER ASSETS, NET OF LIABILITIES—19.62%		25,564

TOTAL NET ASSETS—100.00%		$130,312

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Non-voting participating shares.
C	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $15,544 or 11.93% of net assets. The Fund has no right to demand registration of these securities.
D	Limited Liability Company.
E	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
F	REIT—Real Estate Investment Trust.
G	Limited Partnership.

American Beacon Intermediate Bond Fund

January 31, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS—41.62%
Consumer—0.83%
Altria Group, Inc., 4.75%, Due 5/5/2021	$390	$426
Anheuser-Busch InBev Worldwide, Inc., 8.00%, Due 11/15/2039	175	261
ConAgra Foods, Inc., 3.20%, Due 1/25/2023	420	401
Diageo Capital PLC, 1.50%, Due 5/11/2017	1,075	1,080
Kellogg Co., 1.875%, Due 11/17/2016	200	204
Kraft Foods Group, Inc., 1.625%, Due 6/4/2015	275	279
SABMiller Holdings, Inc., 4.95%, Due 1/15/2042A	400	413

		3,064

Energy—3.85%
Apache Corp., 5.10%, Due 9/1/2040	200	210
BP Capital Markets PLC,
3.20%, Due 3/11/2016	400	421
4.50%, Due 10/1/2020	555	609
2.50%, Due 11/6/2022	740	687
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	550	554
6.25%, Due 3/15/2038	360	414
ConocoPhillips, 6.65%, Due 7/15/2018	825	992
Devon Energy Corp., 4.75%, Due 5/15/2042	400	383
Energy Transfer Partners LP,
8.50%, Due 4/15/2014B	485	492
4.15%, Due 10/1/2020B	465	478
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039C	390	447
EOG Resources, Inc., 2.50%, Due 2/1/2016	425	440
Halliburton Co., 3.25%, Due 11/15/2021	670	679
Husky Energy, Inc., 3.95%, Due 4/15/2022	690	702
Marathon Oil Corp., 6.00%, Due 10/1/2017	475	546
Phillips 66,
1.95%, Due 3/5/2015	355	360
4.30%, Due 4/1/2022	535	558
Pride International, Inc., 6.875%, Due 8/15/2020	300	363
Schlumberger Investment S.A., 3.65%, Due 12/1/2023	800	808
Shell International Finance BV, 0.625%, Due 12/4/2015	1,045	1,047
Spectra Energy Capital LLC,
5.668%, Due 8/15/2014C	320	329
5.65%, Due 3/1/2020C	595	663
Spectra Energy Partners LP, 4.60%, Due 6/15/2021B	235	249
Statoil ASA, 1.95%, Due 11/8/2018	310	312
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	400	398
7.625%, Due 1/15/2039	395	542
6.10%, Due 6/1/2040	290	343
Valero Energy Corp., 9.375%, Due 3/15/2019	170	223

		14,249

Finance—18.83%
AEGON Funding Co. LLC, 5.75%, Due 12/15/2020C	400	465
American Express Co., 4.05%, Due 12/3/2042	438	393
American Express Credit Corp.,
1.75%, Due 6/12/2015	1,160	1,178
1.30%, Due 7/29/2016	475	479
American International Group, Inc.,
6.40%, Due 12/15/2020	800	952
4.875%, Due 6/1/2022	1,000	1,088

	Par Amount	Fair Value
	(000’s)	(000’s)
Bank of America Corp.,
7.80%, Due 9/15/2016	$700	$807
2.60%, Due 1/15/2019	535	538
7.625%, Due 6/1/2019	495	613
5.70%, Due 1/24/2022	2,000	2,279
4.125%, Due 1/22/2024	2,500	2,524
5.00%, Due 1/21/2044	1,100	1,108
Bank of New York Mellon Corp.,
2.30%, Due 7/28/2016	870	899
2.20%, Due 3/4/2019	820	823
Bank of Nova Scotia, 0.75%, Due 10/9/2015	740	742
Bank One Corp., 4.90%, Due 4/30/2015	500	525
Barclays Bank PLC,
3.90%, Due 4/7/2015	380	395
6.75%, Due 5/22/2019	650	787
Bear Stearns Cos. LLC, 7.25%, Due 2/1/2018C	2,845	3,405
Berkshire Hathaway Finance Corp., 0.95%, Due 8/15/2016	475	478
BNP Paribas S.A., 3.60%, Due 2/23/2016	400	421
Boston Properties LP, 3.125%, Due 9/1/2023B	410	382
Branch Banking & Trust Co., 1.45%, Due 10/3/2016	675	683
Canadian Imperial Bank of Commerce, 2.35%, Due 12/11/2015	850	879
Capital One Financial Corp., 2.15%, Due 3/23/2015	930	945
Citigroup, Inc.,
1.177%, Due 4/1/2014D	8	8
1.70%, Due 7/25/2016	475	481
4.45%, Due 1/10/2017	1,000	1,083
8.50%, Due 5/22/2019	2,500	3,218
5.875%, Due 1/30/2042	500	564
CNA Financial Corp., 7.35%, Due 11/15/2019	480	586
Deutsche Bank AG, 3.875%, Due 8/18/2014	400	408
ERP Operating LP, 3.00%, Due 4/15/2023B	290	271
Fifth Third Bancorp, 3.625%, Due 1/25/2016	400	420
General Electric Capital Corp.,
0.439%, Due 1/8/2016D	1,300	1,300
5.625%, Due 5/1/2018	375	433
6.00%, Due 8/7/2019	350	413
5.50%, Due 1/8/2020	800	924
5.30%, Due 2/11/2021	250	281
3.15%, Due 9/7/2022	850	833
5.875%, Due 1/14/2038	555	640
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	800	865
6.25%, Due 9/1/2017	800	916
5.95%, Due 1/18/2018	775	882
6.00%, Due 6/15/2020	990	1,141
5.75%, Due 1/24/2022	500	565
HCP, Inc., 5.375%, Due 2/1/2021	500	554
Health Care REIT, Inc.,
4.125%, Due 4/1/2019E	350	372
5.25%, Due 1/15/2022E	395	429
Humana, Inc., 3.15%, Due 12/1/2022	595	563
ING Bank N.V.,
5.125%, Due 5/1/2015A	250	261
3.75%, Due 3/7/2017A	1,500	1,594
JPMorgan Chase & Co.,
0.574%, Due 6/13/2016D	480	477

	Par Amount	Fair Value
	(000’s)	(000’s)
3.15%, Due 7/5/2016	$1,000	$1,046
5.50%, Due 10/15/2040	425	462
KeyCorp, 5.10%, Due 3/24/2021	385	430
Liberty Mutual Group, Inc., 5.00%, Due 6/1/2021A	390	418
Lincoln National Corp., 4.75%, Due 2/15/2014	50	50
Lloyds TSB Bank PLC, 4.375%, Due 1/12/2015A	375	388
Loews Corp., 5.25%, Due 3/15/2016	1,200	1,308
Merrill Lynch & Co. Inc., 6.11%, Due 1/29/2037	360	393
MetLife, Inc., 6.375%, Due 6/15/2034	500	615
Morgan Stanley,
0.719%, Due 10/15/2015D	1,180	1,179
1.75%, Due 2/25/2016	480	487
7.30%, Due 5/13/2019	1,120	1,368
5.625%, Due 9/23/2019	600	686
3.75%, Due 2/25/2023	505	498
National Australia Bank Ltd., 4.375%, Due 12/10/2020A	425	460
Nordea Bank AB, 4.875%, Due 1/27/2020A	450	504
PNC Funding Corp.,
4.25%, Due 9/21/2015	525	554
4.375%, Due 8/11/2020	410	451
3.30%, Due 3/8/2022	515	514
Prudential Financial, Inc., 7.375%, Due 6/15/2019	450	560
Rabobank Nederland, 2.125%, Due 10/13/2015	425	436
Royal Bank of Canada,
1.15%, Due 3/13/2015	295	298
0.625%, Due 12/5/2016	1,320	1,322
Simon Property Group LP,
6.125%, Due 5/30/2018B	665	781
10.35%, Due 4/1/2019B	375	511
State Street Corp., 2.875%, Due 3/7/2016	770	802
SunTrust Banks, Inc., 3.50%, Due 1/20/2017	525	557
Svenska Handelsbanken AB, 2.875%, Due 4/4/2017	800	837
Toronto Dominion Bank, 2.625%, Due 9/10/2018	235	243
Trinity Acquisition PLC, 4.625%, Due 8/15/2023	365	369
UBS AG, 5.875%, Due 12/20/2017	1,163	1,336
UnitedHealth Group, Inc.,
1.625%, Due 3/15/2019	460	450
3.95%, Due 10/15/2042	290	260
US Bancorp,
1.65%, Due 5/15/2017	595	604
1.95%, Due 11/15/2018	495	496
Ventas Realty LP, 5.70%, Due 9/30/2043B	220	241
Wachovia Corp.,
0.609%, Due 10/15/2016D	1,300	1,295
5.75%, Due 2/1/2018	950	1,099
WellPoint, Inc., 4.35%, Due 8/15/2020	775	834
Wells Fargo & Co., 2.15%, Due 1/15/2019	335	336

		69,748

Manufacturing—6.91%
ABB Finance USA, Inc., 2.875%, Due 5/8/2022	365	356
Altera Corp.,
1.75%, Due 5/15/2017	260	262
2.50%, Due 11/15/2018	255	257
American Honda Finance Corp.,
2.125%, Due 2/28/2017A	1,000	1,022
3.875%, Due 9/21/2020A	500	532

	Par Amount	Fair Value
	(000’s)	(000’s)
Analog Devices, Inc., 3.00%, Due 4/15/2016	$425	$443
Apple, Inc., 2.40%, Due 5/3/2023	950	871
Applied Materials, Inc., 2.65%, Due 6/15/2016	545	567
BHP Billiton Finance USA Ltd., 1.625%, Due 2/24/2017	435	442
CA, Inc., 4.50%, Due 8/15/2023	480	493
Caterpillar Financial Services Corp.,
1.10%, Due 5/29/2015	520	525
2.75%, Due 6/24/2015	380	392
1.625%, Due 6/1/2017	585	590
Cooper US, Inc., 3.875%, Due 12/15/2020	505	515
Cummins, Inc., 3.65%, Due 10/1/2023	540	548
Daimler Finance North America LLC,
3.00%, Due 3/28/2016A C	190	198
2.95%, Due 1/11/2017A C	2,400	2,500
Dow Chemical Co.,
4.25%, Due 11/15/2020	395	420
4.125%, Due 11/15/2021	400	415
3.00%, Due 11/15/2022	260	245
Eaton Corp., PLC,
5.60%, Due 5/15/2018	380	431
2.75%, Due 11/2/2022	265	252
EMC Corp., 1.875%, Due 6/1/2018	750	752
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017C	700	752
5.875%, Due 8/2/2021C	600	684
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	425	434
4.05%, Due 9/15/2022	350	352
Intel Corp.,
1.35%, Due 12/15/2017	745	742
3.30%, Due 10/1/2021	340	346
John Deere Capital Corp.,
1.05%, Due 10/11/2016	475	477
1.30%, Due 3/12/2018	550	542
Johnson Controls, Inc., 5.00%, Due 3/30/2020	480	539
Koninklijke Philips Electronics N.V., 5.75%, Due 3/11/2018	535	618
LYB International Finance BV, 4.00%, Due 7/15/2023	250	252
Northrop Grumman Corp., 5.05%, Due 8/1/2019	200	224
Oracle Corp., 1.20%, Due 10/15/2017	600	597
PACCAR Financial Corp., 1.15%, Due 8/16/2016	505	508
Precision Castparts Corp., 0.70%, Due 12/20/2015	340	341
Rio Tinto Finance USA Ltd., 2.50%, Due 5/20/2016	505	522
Teck Resources Ltd., 6.00%, Due 8/15/2040	160	159
Toyota Motor Credit Corp., 2.05%, Due 1/12/2017	480	494
Tyco Electronics Group S.A.,
1.60%, Due 2/3/2015	320	323
6.55%, Due 10/1/2017	365	424
United Technologies Corp.,
1.80%, Due 6/1/2017	1,225	1,251
6.125%, Due 7/15/2038	600	748
Volkswagen International Finance N.V., 1.625%, Due 3/22/2015A	850	859
Xerox Corp.,
8.25%, Due 5/15/2014	190	194
2.95%, Due 3/15/2017	175	181

		25,591

	Par Amount	Fair Value
	(000’s)	(000’s)
Service—5.20%
AbbVie, Inc.,
1.20%, Due 11/6/2015	$475	$480
2.90%, Due 11/6/2022	815	780
Baxter International, Inc., 1.85%, Due 1/15/2017	375	381
Becton Dickinson and Co., 3.25%, Due 11/12/2020	480	494
Cardinal Health, Inc., 3.20%, Due 3/15/2023	590	569
CBS Corp., 3.375%, Due 3/1/2022	1,000	977
Celgene Corp., 5.25%, Due 8/15/2043	240	254
Comcast Corp.,
5.875%, Due 2/15/2018	980	1,136
6.55%, Due 7/1/2039	800	974
Covidien International Finance S.A., 2.80%, Due 6/15/2015	340	349
CVS Caremark Corp., 3.25%, Due 5/18/2015	190	196
DIRECTV Holdings LLC, 6.35%, Due 3/15/2040C	225	240
eBay, Inc., 1.35%, Due 7/15/2017	435	435
Genzyme Corp., 5.00%, Due 6/15/2020	235	268
Gilead Sciences, Inc., 2.40%, Due 12/1/2014	475	482
GlaxoSmithKline Capital PLC, 1.50%, Due 5/8/2017	1,090	1,097
Home Depot, Inc., 2.70%, Due 4/1/2023	255	241
Lowe’s Companies, Inc., 3.875%, Due 9/15/2023	1,065	1,103
McKesson Corp., 3.25%, Due 3/1/2016	200	210
Novartis Capital Corp., 2.90%, Due 4/24/2015	630	650
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	225	241
Sanofi,
1.25%, Due 4/10/2018	775	762
4.00%, Due 3/29/2021	395	424
St Jude Medical, Inc., 2.50%, Due 1/15/2016	595	611
Teva Pharmaceutical Finance II, 3.00%, Due 6/15/2015	550	567
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	225	246
4.30%, Due 11/23/2023	400	408
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	1,300	1,428
4.50%, Due 9/15/2042	500	383
Time Warner, Inc.,
4.875%, Due 3/15/2020	1,090	1,209
4.75%, Due 3/29/2021	350	384
Viacom, Inc., 4.50%, Due 2/27/2042	500	447
Walgreen Co., 3.10%, Due 9/15/2022	300	289
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	400	551

		19,266

Telecommunications—2.82%
America Movil SAB de CV, 6.375%, Due 3/1/2035	375	408
AT&T, Inc.,
0.80%, Due 12/1/2015	640	640
5.55%, Due 8/15/2041	1,000	1,026
4.35%, Due 6/15/2045	448	384
Cellco Partnership, 8.50%, Due 11/15/2018	615	787
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042A	850	831
Orange S.A.,
4.375%, Due 7/8/2014	385	391
2.125%, Due 9/16/2015	225	229
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	500	563
4.60%, Due 4/1/2021	780	843
3.50%, Due 11/1/2021	350	352

	Par Amount	Fair Value
	(000’s)	(000’s)
5.15%, Due 9/15/2023	$240	$261
6.40%, Due 9/15/2033	490	574
6.90%, Due 4/15/2038	500	610
6.55%, Due 9/15/2043	850	1,021
Vodafone Group PLC,
1.625%, Due 3/20/2017	665	671
6.15%, Due 2/27/2037	760	855

		10,446

Transportation—0.86%
Burlington Northern Santa Fe LLC,
7.95%, Due 8/15/2030C	320	431
5.75%, Due 5/1/2040C	190	217
5.15%, Due 9/1/2043C	500	527
Canadian National Railway Co., 5.55%, Due 5/15/2018	400	459
CSX Corp.,
3.70%, Due 11/1/2023	730	726
5.50%, Due 4/15/2041	425	470
Norfolk Southern Corp., 5.75%, Due 4/1/2018	300	345

		3,175

Utilities—2.32%
Commonwealth Edison Co., 4.00%, Due 8/1/2020	190	206
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	350	405
Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016	450	504
Electricite de France, 4.60%, Due 1/27/2020A	580	638
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	1,000	1,179
National Rural Utilities Cooperative Finance Corp., 5.45%, Due 4/10/2017	505	571
Progress Energy, Inc.,
4.875%, Due 12/1/2019	450	501
4.40%, Due 1/15/2021	1,000	1,076
Sempra Energy, 6.50%, Due 6/1/2016	340	382
Sierra Pacific Power Co., 3.375%, Due 8/15/2023	240	238
Southwestern Electric Power Co., 3.55%, Due 2/15/2022	800	802
Union Electric Co., 6.70%, Due 2/1/2019	510	619
Xcel Energy, Inc., 5.613%, Due 4/1/2017	1,321	1,455

		8,576

Total Corporate Obligations (Cost $148,429)		154,115

FOREIGN GOVERNMENT OBLIGATIONS—0.48%
Energy—0.48%
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	300	308
3.50%, Due 2/6/2017	340	343
5.375%, Due 1/27/2021	500	493
6.875%, Due 1/20/2040	245	228
Petroleos Mexicanos, 6.00%, Due 3/5/2020	375	414

Total Foreign Government Obligations (Cost $1,806)		1,786

ASSET-BACKED OBLIGATIONS—4.25%
Ally Master Owner Trust, 1.21%, Due 6/15/2017, 2012 3 A2	3,500	3,520
Capital Auto Receivables Asset Trust, 1.09%, Due 3/20/2018, 2013-4 A3	980	979
Citibank Credit Card Issuance Trust, 1.11%, Due 7/23/2018, 2013 A3 A3	1,650	1,659
CNH Equipment Trust,
2.04%, Due 10/17/2016, 2011-A A4	470	475
0.94%, Due 5/15/2017, 2012 A A3	0	0
Ford Credit Auto Lease Trust, 0.60%, Due 3/15/2016, 2013-A A3	550	550
Ford Credit Floorplan Master Owner Trust, 1.50%, Due 9/15/2018, 2013-5 A1	1,700	1,718

	Par Amount	Fair Value
	(000’s)	(000’s)
Hyundai Auto Receivables Trust, 1.07%, Due 7/16/2018, 2014 A A3	$550	$550
Mercedes Benz Auto Lease Trust, 0.76%, Due 7/15/2019, 2013 B A4	410	410
National Credit Union Administration,
0.570%, Due 3/11/2020, 2011 R3 1AD	2,403	2,403
0.613%, Due 10/7/2020, 2010 R1 1AD	1,740	1,750
Nissan Master Owner Trust Receivables, 0.63%, Due 5/15/2017, 2012 A AD	1,700	1,705

Total Asset-Backed Obligations (Cost $15,668)		15,719

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS—8.57%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	237	238
5.634%, Due 4/10/2049, 2007-2 A2	69	69
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	790	863
5.54%, Due 9/11/2041, 2006-PW13 A4	1,285	1,398
Ginnie Mae REMIC Trust,
2.012%, Due 7/16/2035, 2011-144 AB	1,540	1,550
1.692%, Due 11/16/2035, 2010-148 A	163	164
2.174%, Due 7/16/2038, 2011-147 A	2,760	2,789
2.989%, Due 3/16/2039, 2010-71 AC	112	112
1.45%, Due 4/16/2039, 2013-45 AB	2,926	2,898
2.17%, Due 4/16/2041, 2012 44 A	5,787	5,802
1.732%, Due 5/16/2042, 2012 70 A	3,376	3,346
2.70%, Due 4/16/2043, 2011-109 AB	2,186	2,234
2.543%, Due 9/16/2044, 2011-96 AC	1,375	1,399
3.20%, Due 11/16/2044, 2011-92 B	2,700	2,796
GS Mortgage Securities Corp II,
3.679%, Due 8/10/2043, 2010-C1 A1A	480	506
3.849%, Due 12/10/2043, 2010-C2 A1A	736	776
3.645%, Due 3/10/2044, 2011-GC3 A2A	750	789
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	104	106
3.853%, Due 6/15/2043, 2010-C1 A1A	692	715
4.388%, Due 2/15/2046, 2011-C3 A3A	800	871
4.625%, Due 3/15/2046, 2005-LDP1 A2	35	35
5.709%, Due 2/12/2049, 2007-CB19 A4	550	614
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013 C12 ASB	935	953
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	550	607
Wachovia Bank Commercial Mortgage Trust, 5.745%, Due 6/15/2049, 2007-C32 A2	108	111

Total Commercial Mortgage-Backed Obligations (Cost $31,252)		31,741

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS—18.42%
Federal Home Loan Mortgage Corporation—3.79%
4.50%, Due 3/1/2019	89	94
5.00%, Due 10/1/2020	221	237
3.50%, Due 9/1/2028	3,098	3,274
5.00%, Due 8/1/2033	136	149
5.50%, Due 2/1/2034	183	202
6.00%, Due 8/1/2034	97	109
5.00%, Due 8/1/2035	76	83
5.00%, Due 9/1/2035	191	208
5.50%, Due 4/1/2037	96	105
5.00%, Due 3/1/2038	131	142

	Par Amount	Fair Value
	(000’s)	(000’s)
5.50%, Due 5/1/2038	$185	$203
5.50%, Due 6/1/2038	120	131
5.00%, Due 4/1/2040	1,969	2,146
0.56%, Due 12/15/2040 D	701	701
4.00%, Due 1/1/2041	926	968
4.50%, Due 2/1/2041	676	724
3.50%, Due 3/1/2042	806	817
3.50%, Due 6/1/2042	3,704	3,752

		14,045

Federal National Mortgage Association—13.38%
6.50%, Due 2/1/2017	33	34
5.00%, Due 12/1/2017	113	121
4.50%, Due 9/1/2018	253	271
4.00%, Due 8/1/2020	54	57
3.50%, Due 1/1/2026	268	283
4.00%, Due 5/1/2026	190	202
4.00%, Due 6/1/2026	2,177	2,333
3.00%, Due 8/1/2027	699	722
3.00%, Due 11/1/2027	1,347	1,393
3.50%, Due 1/1/2028	2,874	3,032
4.00%, Due 12/1/2033	2,409	2,554
5.00%, Due 3/1/2034	180	197
5.50%, Due 6/1/2034	115	127
4.50%, Due 9/1/2034	56	60
5.50%, Due 2/1/2035	202	222
5.00%, Due 5/1/2035	2,537	2,772
5.00%, Due 11/1/2035	164	179
5.50%, Due 12/1/2035	123	136
5.00%, Due 2/1/2036	130	142
5.50%, Due 4/1/2036	275	303
6.00%, Due 9/1/2036	53	59
6.50%, Due 12/1/2036	123	137
5.50%, Due 2/1/2037	141	156
6.00%, Due 9/1/2037	129	143
6.00%, Due 1/1/2038	201	222
5.50%, Due 3/1/2038	305	338
5.00%, Due 4/1/2038	128	140
5.50%, Due 6/1/2038	92	101
4.50%, Due 1/1/2040	1,342	1,440
5.00%, Due 5/1/2040	3,008	3,295
4.00%, Due 9/1/2040	897	940
4.00%, Due 12/1/2040	4,063	4,258
4.00%, Due 1/1/2041	1,069	1,121
4.00%, Due 2/1/2041	3,004	3,152
5.00%, Due 3/1/2041	1,155	1,269
4.00%, Due 4/1/2041	964	1,012
4.50%, Due 4/1/2041	4,434	4,763
4.50%, Due 5/1/2041	1,258	1,353
4.50%, Due 8/1/2041	2,668	2,866
4.00%, Due 9/1/2041	2,365	2,479
4.50%, Due 10/1/2041	1,037	1,115
4.00%, Due 11/1/2041	791	829
3.50%, Due 9/1/2042	953	967
4.00%, Due 11/1/2042	343	360
4.50%, Due 1/1/2043	777	834
4.00%, Due 7/1/2043	981	1,019

		49,508

	Par Amount	Fair Value
	(000’s)	(000’s)
Government National Mortgage Association—1.25%
6.50%, Due 3/15/2028	$130	$151
6.00%, Due 4/15/2031	149	170
6.00%, Due 10/15/2038	663	738
5.50%, Due 2/15/2040	500	553
3.50%, Due 3/15/2043	1,662	1,712
5.50%, Due 2/20/2034	159	179
4.50%, Due 10/20/2040	1,039	1,137

		4,640

Total U.S. Agency Mortgage-Backed Obligations (Cost $67,502)		68,193

U.S. TREASURY OBLIGATIONS—23.53%
0.25%, Due 12/15/2015	2,000	1,998
2.00%, Due 4/30/2016	4,340	4,492
1.50%, Due 6/30/2016	3,500	3,585
3.125%, Due 10/31/2016	4,400	4,700
0.875%, Due 1/31/2017	15,330	15,398
0.75%, Due 12/31/2017	5,600	5,520
0.625%, Due 4/30/2018	5,500	5,359
1.50%, Due 8/31/2018	1,000	1,005
1.375%, Due 9/30/2018	4,000	3,994
1.125%, Due 5/31/2019	4,000	3,893
1.25%, Due 2/29/2020	4,600	4,429
2.00%, Due 11/15/2021	11,505	11,229
2.00%, Due 2/15/2022	14,080	13,672
6.25%, Due 8/15/2023	900	1,183
6.875%, Due 8/15/2025	770	1,077
5.25%, Due 11/15/2028	750	936
4.75%, Due 2/15/2037	800	964
3.125%, Due 11/15/2041	4,030	3,690

Total U.S. Treasury Obligations (Cost $87,242)		87,124

	Shares
SHORT-TERM INVESTMENTS—2.72% (Cost $10,089)
JPMorgan U.S. Government Money Market Fund, Capital Class	10,089,135	10,089

TOTAL INVESTMENTS —99.59% (Cost $361,989)		368,767
OTHER ASSETS, NET OF LIABILITIES—0.41%		1,516

TOTAL NET ASSETS—100.00%		$370,283

Percentages are stated as a percent of net assets.

A	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $14,275 or 3.86% of net assets. The Fund has no right to demand registration of these securities.
B	Limited Partnership.
C	Limited Liability Company.
D	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
E	REIT—Real Estate Investment Trust.

American Beacon Short-Term Bond Fund

January 31, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS—44.02%
Consumer—3.61%
Kellogg Co., 1.125%, Due 5/15/2015	$2,000	$2,015
SABMiller Holdings, Inc., 1.85%, Due 1/15/2015A	1,000	1,011
SABMiller PLC, 6.50%, Due 7/1/2016A	1,725	1,944

		4,970

Energy—0.73%
EOG Resources Canada, Inc., 4.75%, Due 3/15/2014 A	1,000	1,005

Finance—16.94%
ABN AMRO Bank N.V., 1.375%, Due 1/22/2016A	1,000	1,008
American Express Co., 7.25%, Due 5/20/2014	1,000	1,020
Bank of America Corp., 1.066%, Due 3/22/2016	2,000	2,012
Bear Stearns Cos. LLC, 0.629%, Due 11/21/2016B	3,000	2,983
Citigroup, Inc.,
1.177%, Due 4/1/2014C	19	19
1.199%, Due 7/25/2016	1,000	1,011
0.921%, Due 11/15/2016	1,000	1,005
General Electric Capital Corp., 1.50%, Due 7/12/2016	3,000	3,046
Goldman Sachs Group, Inc.,
5.125%, Due 1/15/2015	1,000	1,041
5.35%, Due 1/15/2016	1,000	1,081
Morgan Stanley, 3.45%, Due 11/2/2015	3,000	3,123
Svenska Handelsbanken AB, 0.716%, Due 9/23/2016C	3,000	3,007
Wachovia Corp., 0.609%, Due 10/15/2016C	3,000	2,988

		23,344

Manufacturing—11.00%
American Honda Finance Corp.,
1.00%, Due 8/11/2015A	2,000	2,015
0.740%, Due 10/7/2016	1,000	1,007
Daimler Finance North America LLC,
2.30%, Due 1/9/2015A B	1,000	1,015
0.922%, Due 8/1/2016A B	2,500	2,514
Ford Motor Credit Co. LLC, 4.25%, Due 2/3/2017B	1,000	1,074
Hewlett-Packard Co., 0.638%, Due 5/30/2014C	1,000	1,001
Johnson Controls, Inc., 1.75%, Due 3/1/2014	500	501
Nissan Motor Acceptance Corp., 0.946%, Due 9/26/2016A C	3,000	3,015
Volkswagen International Finance N.V., 1.15%, Due 11/20/2015A	3,000	3,025

		15,167

Service—5.83%
AbbVie, Inc., 1.20%, Due 11/6/2015	3,000	3,029
McKesson Corp., 0.95%, Due 12/4/2015	1,000	1,002
Quest Diagnostics, Inc., 1.098%, Due 3/24/2014C	1,000	1,001
Thomson Reuters Corp., 1.30%, Due 2/23/2017	1,000	998
Viacom, Inc., 1.25%, Due 2/27/2015	2,000	2,013

		8,043

Telecommunications—5.16%
AT&T, Inc., 1.146%, Due 11/27/2018	3,000	3,032
British Telecommunications PLC, 1.625%, Due 6/28/2016	1,000	1,011
Orange S.A., 4.375%, Due 7/8/2014	1,000	1,016
Verizon Communications, Inc., 1.773%, Due 9/15/2016	2,000	2,059

		7,118

Transportation—0.75%
Burlington Northern Santa Fe Corp., 4.875%, Due 1/15/2015	1,000	1,040

	Par Amount	Fair Value
	(000’s)	(000’s)
Total Corporate Obligations (Cost $60,752)		$60,687

ASSET-BACKED OBLIGATIONS—27.54%
Ally Master Owner Trust, 0.79%, Due 5/15/2016, 2011-3 A1C	$2,000	2,002
BMW Vehicle Lease Trust, 0.75%, Due 2/20/2015, 2012-1 A3	1,276	1,277
Capital Auto Receivables Asset Trust 2013-2, 0.92%, Due 9/20/2016, 2013-2 A2	3,500	3,511
Chrysler Capital Auto ReceivablesTrust, 0.91%, Due 4/16/2018, 2013-AA A3A	2,000	2,005
Ford Credit Auto Owner Trust, 0.84%, Due 8/15/2016, 2012-1A A3	1,166	1,168
Ford Credit Floorplan Master Owner Trust, 0.85%, Due 1/15/2018, 2013-1 A1	3,000	3,008
GE Dealer Floorplan Master Note Trust, 0.757%, Due 7/20/2016, 2011-1 AC	2,500	2,504
GE Equipment Transportation LLC, 0.62%, Due 7/25/2016, 2012-2 A3B	2,500	2,501
Golden Credit Card Trust, 0.59%, Due 9/15/2018, 2013-2A AA C	3,000	3,007
National Credit Union Administration,
0.613%, Due 1/8/2020, 2011 R1 1AC	4,779	4,803
0.563%, Due 2/6/2020, 2011 R2 1AC	1,282	1,287
0.560%, Due 3/11/2020, 2011 R3 1AC	4,765	4,765
1.84%, Due 10/7/2020, 2010-R1 2A	248	250
Nissan Master Owner Trust Receivables, 0.46%, Due 2/15/2018, 2013-A AC	3,500	3,499
Volkswagen Auto Loan Enhanced Trust,
0.87%, Due 7/20/2015, 2012 A A3	879	881
0.85%, Due 8/22/2016, 2012-1 A3	1,500	1,504

Total Asset-Backed Obligations (Cost $37,936)		37,972

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS—12.52%
Banc of America Commercial Mortgage Trust, 5.634%, Due 4/10/2049, 2007-2 A2	65	65
Ginnie Mae REMIC Trust,
1.864%, Due 8/16/2031, 2010-141 A	1,031	1,035
2.239%, Due 12/16/2031, 2011-1 A	409	409
2.45%, Due 7/16/2032, 2011-109 A	1,969	1,982
2.25%, Due 5/16/2033, 2011-92 A	2,088	2,100
2.25%, Due 8/16/2034, 2011-78 A	1,649	1,662
2.21%, Due 11/16/2034, 2011-16 A	1,167	1,171
1.692%, Due 11/16/2035, 2010-148 A	1,086	1,090
2.21%, Due 12/16/2035, 2011-31 A	1,682	1,695
2.782%, Due 6/16/2036, 2010-13 AD	825	840
3.069%, Due 6/16/2036, 2010-52 A	494	500
2.161%, Due 11/16/2036, 2011-96 AB	1,283	1,290
2.45%, Due 7/16/2038, 2011-49 A	2,141	2,172
2.989%, Due 3/16/2039, 2010-71 AC	195	196
3.210%, Due 10/16/2039, 2010-22 AB	100	101
JP Morgan Chase Commercial Mortgage Securities Corp., 3.853%, Due 6/15/2043, 2010-C1 A1A	922	953

Total Commercial Mortgage-Backed Obligations (Cost $17,305)		17,261

U.S. TREASURY OBLIGATIONS—13.03%
2.00%, Due 1/31/2016	5,500	5,681
2.25%, Due 3/31/2016	2,000	2,079
1.75%, Due 5/31/2016	5,000	5,150
1.00%, Due 10/31/2016	5,000	5,051

Total U.S. Treasury Obligations (Cost $18,019)		17,961

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS—2.60% (Cost $3,583)
JPMorgan U.S. Government Money Market Fund, Capital Class	3,583,390	$3,583

TOTAL INVESTMENTS —99.71% (Cost $137,596)		137,464
OTHER ASSETS, NET OF LIABILITIES—0.29%		391

TOTAL NET ASSETS—100.00%		$137,855

Percentages are stated as a percent of net assets.

A	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $22,517 or 16.34% of net assets. The Fund has no right to demand registration of these securities.
B	Limited Liability Company.
C	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

For valuation purposes, the last quoted price of non U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3—Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. generally accepted accounting principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the three months ended January 31, 2014, the International Equity Fund transferred common stock with a value of $1,928,171 and the Emerging Markets Fund transferred preferred stock with a value of $1,142 and common stock with a value of $77,727 from Level 1 to Level 2 as of the end of period in accordance with fair value procedures established by the Board (in thousands). As of January 31, 2014, the investments were classified as described below (in thousands):

Balanced Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$502,094	$—	$—	$502,094
Preferred Stock	4,324	—	—	4,324
Corporate Obligations	—	104,286	—	104,286
Foreign Government Obligations	—	845	—	845
Commercial Mortgage-Backed Obligations	—	19,260	—	19,260
Asset-Backed Obligations-		8,483	-	8,483
U.S. Agency Mortgage-Backed Obligations	—	41,024	—	41,024
U.S. Treasury Obligations	—	111,084	—	111,084
U.S. Agency Obligations	—	15,764	—	15,764
Municipal Obligations	—	2,873	—	2,873
Short-Term Investments – U.S. Treasury	—	1,184	—	1,184
Short-Term Investments – Money Market	50,923	—	—	50,923

Total Investments in Securities	$557,341	$304,803	$—	$862,144

Derivative Financial Instruments—Liabilities[2]
Equity Contracts	$(449)	$—	$—	$(449)

Total Derivative Financial Instruments	$(449)	$—	$—	$(449)

Large Cap Value Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$10,212,974	$—	$—	$10,212,974
Preferred Stock	17,526	—		17,526
Short-Term Investments – Money Market	439,079	—	—	439,079

Total Investments in Securities	$10,670,531	$—	$—	$10,670,531

Derivative Financial Instruments—Liabilities[2]
Equity Contracts	$(4,096)	$—	$—	$(4,096)

Total Derivative Financial Instruments	$(4,096)	$—	$—	$(4,096)

Mid-Cap Value Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$244,767	$—	$—	$244,767
Short-Term Investments – Money Market	20,312	—	—	20,312
*Sec Lending Collateral	12,956	—	—	12,956

Total Investments in Securities	$278,035	$—	$—	$278,035

Derivative Financial Instruments—Liabilities[2]
Equity Contracts	$(300)	$—	$—	$(300)

Total Derivative Financial Instruments	$(300)	$—	$—	$(300)

Small Cap Value Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$5,010,059	$—	$—	$5,010,059
*Rights	16	—	—	16
Security Lending Collateral invested in Money Market Funds	276,123	—	—	276,123
Short-Term Investments – Money Market	242,636	—	—	242,636

Total Investments in Securities	$5,528,834	$—	$—	$5,528,834

Derivative Financial Instruments—Liabilities[2]
Equity Contracts	$(720)	$—	$—	$(720)

Total Derivative Financial Instruments	$(720)	$—	$—	$(720)

Small Cap Value II1	Level 1	Level 2	Level 3	Total
Common Stock	$7,489	$—	$—	$7,489
Short-Term Investments – Money Market	393	—	—	393

Total Investments in Securities	$7,882	$—	$—	$7,882

Derivative Financial Instruments—Liabilities[2]
Equity Contracts*	$—	$—	$—	$—

Total Derivative Financial Instruments	$—	$—	$—	$—

*	Amount between ($500) and $0.

International Equity[1]	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$78,327	$1,928,171	$—	$2,006,498
Securities Lending Collateral invested in Money Market Funds	48,867	—	—	48,867
Short-Term Investments – Money Market	104,773	—	—	104,773

Total Investments in Securities	$1,884,345	$—	$—	$1,884,345

Financial Derivative Instruments-Assets[2]
Equity Contracts	$276	—	—	$276
Currency Contracts	294	—	—	294

Total Financial Derivative Instruments	$570	$—	$—	$570

Financial Derivative Instruments-Liabilities[2]
Equity Contracts	$(1,486)	—	—	$(1,486)
Currency Contracts	(935)	—	—	(935)

Total Financial Derivative Instruments	$(2,421)	$—	$—	$(2,421)

Emerging Markets Fund[1]	Level 1	Level 2	Level 3	Total
Foreign Preferred Stock	$368	$1,142	$—	$1,510
Foreign Common Stock	31,408	77,727	—	109,135
U.S. Common Stock	113	—	—	113
Short-Term Investments – Money Market	2,443	—	—	2,443

Total Investments in Securities F	$34,332	$78,869	$—	$113,201

Financial Derivative Instruments-Assets[2]
Equity Contracts	$85	—	—	$85
Currency Contracts	1,157	—	—	1,157

Total Financial Derivative Instruments	$1,242	$—	$—	$1,242

High Yield Bond[1]	Level 1	Level 2	Level 3	Total
Common Stock	$191	$72	$94	$357
Rights	—	80	—	80
Preferred Stock	418	—	—	418
Convertible Preferred Stock	—	—	49	49
Convertible Obligations	—	389	—	389
Corporate Obligations	—	189,147	—	189,417
Foreign Government Obligations	—	141	—	141
Short-Term Investments – Money Market	4,396	—	—	4396

Total Investments in Securities	$5,005	$189,829	$143	$194,977

Retirement Income and Appreciation Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$3,791	$—	$—	$3,791
Preferred Stock	2,795	752	—	3,547
Convertible Obligations	—	15,645	—	15,645
Corporate Obligations	—	40,552	—	40,552
Foreign Government Obligations	—	536	—	536
Asset-Backed Obligations	—	7,303	—	7,303
Commercial Mortgage-Backed Obligations	—	11,990	—	11,990
U.S. Agency Mortgage-Backed Obligations	—	11,304	—	11,304
U.S. Treasury Obligations	—	8,530	—	8,530
Short-Term Investments – Money Market	1,550	—	—	1,550

Total Investments in Securities	$8,136	$96,612	$—	$104,478

Intermediate Bond Fund[1]	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$154,115	$—	$154,115
Foreign Government Obligations	—	1,786	—	1,786
Asset-Backed Obligations	—	15,719	—	15,719
Commercial Mortgage-Backed Obligations	—	31,741	—	31,741
U.S. Agency Mortgage-Backed Obligations	—	68,193	—	68,193
U.S. Treasury Obligations	—	87,124	—	87,124
Short-Term Investments – Money Market	10,089	—	—	10,089

Total Investments in Securities	$10,089	$358,678	$—	$368,767

Short-Term Bond Fund[1]	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$60,687	$—	$60,687
Asset-Backed Obligations	—	37,972	—	37,972
Commercial Mortgage-Backed Obligations	—	17,261	—	17,261
U.S. Treasury Obligations	—	17,961	—	17,961
Short-Term Investments – Money Market	3,583	—	—	3,583

Total Investments in Securities	$3,583	$133,881	$—	$137,464

[1]	Refer to the schedules of investments for sector and industry information.
[2]	Financial derivative instruments may include open futures contracts and foreign currency contracts.

Payment In-Kind Securities

Certain Funds may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statements of Assets and Liabilities.

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended January 31, 2013 are disclosed in the Notes to the Schedules of Investments.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Securities Lending

The Small Cap Value and International Equity Funds may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 78%, 12% and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2012 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Cost of Investments for Federal Income Tax Purposes

As of January 31, 2014, the cost of investments for federal income tax purposes was as follows (in thousands):

Fund	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Balanced	$745,889	$131,702	$(15,447)	$116,255
Large Cap Value	8,612,061	2,407,502	(349,032)	2,058,470
Mid-Cap Value	247,452	33,695	(3,112)	30,583
Small Cap Value	4,495,862	1,126,626	(93,654)	1,032,972
Small Cap Value II	7,163	831	(112)	719
International Equity	1,788,216	420,660	(48,738)	371,922
Emerging Markets	127,655	8,864	(23,318)	(14,454)
High Yield Bond	193,621	6,166	(4,810)	1,356
Retirement Income and Appreciation	98,115	7,374	(741)	6,633
Intermediate Bond	362,505	9,087	(2,825)	6,262
Short-Term Bond	137,596	545	(677)	(132)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carry-forwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry-forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry-forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by
Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Date: March 31, 2014

By:	/s/ Melinda G. Heika
Melinda G. Heika Chief Financial Officer and Treasurer

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Date: March 31, 2014

By:	/s/ Melinda G. Heika
Melinda G. Heika Chief Financial Officer and Treasurer

Date: March 31, 2014